UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21494

Nuveen Floating Rate Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments 333 West Wacker Drive Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Nuveen Investments 333 West Wacker Drive Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 917-7700

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. SS. 3507.

ITEM 1. REPORTS TO SHAREHOLDERS

Closed-End Funds

Nuveen Investments

Closed-End Funds

Seeks high current income from portfolios of senior corporate loans.

Semi-Annual Report

January 31, 2012

Nuveen Senior
Income Fund

NSL

Nuveen Floating
Rate Income Fund

JFR

Nuveen Floating
Rate Income
Opportunity Fund

JRO

Nuveen Short
Duration Credit
Opportunities Fund

JSD

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Table of Contents

Chairman's Letter to Shareholders	4

Portfolio Managers' Comments	5

Fund Leverage and Other Information	8

Common Share Distribution and Price Information	10

Performance Overviews	12

Shareholder Meeting Report	16

Portfolios of Investments	17

Statement of Assets and Liabilities	50

Statement of Operations	51

Statement of Changes in Net Assets	52

Statement of Cash Flows	54

Financial Highlights	56

Notes to Financial Statements	60

Reinvest Automatically, Easily and Conveniently	74

Glossary of Terms Used in this Report	76

Additional Fund Information	79

Chairman's
Letter to Shareholders

Dear Shareholders,

These are perplexing times for investors. The global economy continues to struggle. The solutions being implemented in the eurozone to deal with the debt crises of many of its member countries are not yet seen as sufficient by the financial markets. The political paralysis in the U.S. has prevented the compromises necessary to deal with the fiscal imbalance and government spending priorities. The efforts by individual consumers, governments and financial institutions to reduce their debts are increasing savings but reducing demand for the goods and services that drive employment. These developments are undermining the rebuilding of confidence by consumers, corporations and investors that is so essential to a resumption of economic growth.

Although it is painfully slow, progress is being made. In Europe, the turnover of a number of national governments reflects the realization by politicians and voters alike that leaders who practiced business as usual had to be replaced by leaders willing to face problems and accept the hard choices needed to resolve them. The recent coordinated efforts by central banks in the U.S. and Europe to provide liquidity to the largest European banks indicates that these monetary authorities are committed to facilitating a recovery in the European banking sector.

In the U.S., the failure of the congressionally appointed Debt Reduction Committee was a blow to those who hoped for a bipartisan effort to finally begin addressing the looming fiscal crisis. Nevertheless, Congress and the administration cannot ignore the issue for long. The Bush era tax cuts are scheduled to expire on December 31, 2012, and six months later the $1.2 trillion of mandatory across-the-board spending cuts under the Budget Control Act of 2011 begin to go into effect. Any legislative modification would require bipartisan support and the prospects for a bipartisan solution are unclear. The impact of these two developments would be a mixed blessing: a meaningful reduction in the annual budget deficit at the cost of slowing the economic recovery.

It is in these particularly volatile markets that professional investment management is most important. Skillful investment teams who have experienced challenging markets and remain committed to their investment disciplines are critical to the success of an investor's long-term objectives. In fact, many long-term investment track records are built during challenging markets when managers are able to protect investors against these economic crosscurrents. Experienced investment teams know that volatile markets put a premium on companies and investment ideas that will weather the short-term volatility and that compelling values and opportunities are opened up when markets overreact to negative developments. By maintaining appropriate time horizons, diversification and relying on practiced investment teams, we believe that investors can achieve their long-term investment objectives.

As always, I encourage you to contact your financial consultant if you have any questions about your investment in a Nuveen Fund. On behalf of the other members of your Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner
Chairman of the Board
March 22, 2012

Nuveen Investments

Portfolio Managers' Comments

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor's Group, Moody's Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

Nuveen Senior Income Fund (NSL)
Nuveen Floating Rate Income Fund (JFR)
Nuveen Floating Rate Income Opportunity Fund (JRO)
Nuveen Short Duration Credit Opportunities Fund (JSD)

The Funds' investment portfolios are managed by Gunther Stein of Symphony Asset Management, LLC, an affiliate of Nuveen Investments. Gunther, who is Symphony's chief investment officer, has more than 20 years of investment management experience, much of it in evaluating and purchasing senior corporate loans and other high-yield debt. During March 2012, subsequent to the close of this reporting period, Scott Caraher was added as a co-portfolio manager for NSL, JFR and JRO.

JSD, which commenced operations on May 25, 2011, is also managed by Scott Caraher and Jenny Rhee. Scott and Jenny each have more than ten years of investment experience.

Here the team talks about their management strategies and the performance of the Funds for the six-month period ended January 31, 2012.

What key strategies were used to manage the Funds during the six-month period ended January 31, 2012?

NSL, JFR and JRO have similar investment objectives and strategies. Each Fund is designed to seek a high level of current income by investing primarily in a portfolio of adjustable-rate, senior secured corporate loans. The Funds also may invest in unsecured senior loans, other debt securities, and equity securities and warrants acquired in connection with an investment in senior loans. A significant portion of each Fund's assets may be invested in instruments that, at the time of investment, are rated below investment grade or are unrated but judged by Symphony to be of comparable quality.

JSD seeks to provide current income and the potential for capital appreciation. In seeking to achieve this, the Fund invests primarily in a blended portfolio of below investment grade adjustable rate corporate debt instruments, including senior secured loans, second lien loans and other adjustable rate corporate debt instruments. The Fund may also may make limited tactical investments in other types of debt instruments and may enter into tactical short positions consisting primarily of high yield debt. Through these investments, the Fund seeks to capitalize on the credit spread opportunity (as measured by the difference in yield between below investment grade instruments and high grade benchmarks) that often prevails through all phases of the interest rate cycle, and to offer the opportunity for additional income if interest rates are rising.

Nuveen Investments

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.

*  Returns less than one year are cumulative; all other returns are annualized. Since inception returns for JSD and its comparitive indexes are from 5/25/2011.

**  Refer to Glossary of Terms Used in this Report for definitions.

The six-month period ending January 31, 2012, began with a sell off in risk assets amid a gloomy macroeconomic backdrop with both domestic and European markets under significant pressure. The senior loan asset class suffered as a result of predictions of an extended period of low interest rate policy that came as a result of statements made by the Federal Reserve Chairman, Ben Bernanke. Whether these statements were a commitment or a forecast, individual investor outflows accelerated dramatically within so-called "floating rate" mutual funds, many of which hold a significant portion of their assets in senior floating rate corporate loans. These same types of loans are owned in NSL, JFR, JRO and JSD. During the month of August, senior loans lost 4.5%, while their high yield bond counterparts only lost 3.0%.

Riskier assets subsequently stabilized and rallied into the end of 2011. Within corporate credit, senior secured loans continued to underperform the broader high yield market. This continued into January as loans underperformed high yield again, although by a smaller margin.

Much of the outperformance of high yield corporate bonds relative to senior loans can be attributed to mutual fund flows, which have been heavily tilted in favor of bonds. Through the first month of 2012, investors have put $23 billion into high yield bond funds, meanwhile loan mutual funds have seen net outflows of $66 million. Nevertheless, senior loan prices have been stable to higher based on other inflows, such as institutional accounts.

We continue to believe that corporate fundamentals remain stable and, in many cases, are improving. With a relatively favorable maturity schedule for loans and a functioning credit market, we would expect default rates to be held in check for the coming year. While corporate growth is still not robust, many credits can perform well in a slow growth economy, and we will continue to favor companies with improving credit situations and company-specific trends which point in our favor as senior lenders.

How did the Funds perform over this six-month period?

The performance of the Funds, as well as the performance of comparative market indexes, is presented in the accompanying table.

Average Annual Total Returns on Common Share Net Asset Value

For the periods ended 1/31/12

		Average Annual
Fund	6-Month*	1-Year	5-Year	10-Year
NSL	1.52%	3.13%	4.09%	7.02%
JFR	1.45%	2.60%	3.69%	N/A
JRO	1.94%	3.60%	4.41%	N/A
Barclays Capital U.S. Aggregate Bond Index**	4.25%	8.66%	6.70%	5.78%
CSFB Leveraged Loan Index**	0.67%	1.85%	3.56%	4.87%

Nuveen Investments

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.

*  Returns less than one year are cumulative; all other returns are annualized. Since inception returns for JSD and its comparitive indexes are from 5/25/2011.

**  Refer to Glossary of Terms Used in this Report for definitions.

		Cumulative*
Fund	6-Month	Since Inception
JSD	4.17%	4.68%
Barclays Capital U.S. Aggregate Bond Index**	4.25%	0.60%
CSFB Leveraged Loan Index**	0.67%	-5.68%

For the six-month period ending January 31, 2012, each Fund outperformed the market-specific CSFB index, but underperformed the Barclays Capital Index.

For all four Funds, our position in a Graceway Pharmaceuticals term loan positively contributed to performance for the reporting period. We purchased Graceway following the issuer's loss of patent protection, which caused significant stress on the company's ability to operate profitably. The term loan recovered following a bid from Medicis for the firm's asset portfolio. Another outperformer for the period included an Open Solutions, Inc. term loan. The financial services technology company faced concerns before it announced third quarter 2011 results, which were better than expected. Also adding to positive performance were the higher-beta, high yield names we purchased following the market sell off several years ago, such as the Clear Channel Communications bonds.

The Funds were hurt by positions in Hawker Beechcraft, which has been hit by a slow recovery in the business jet market. The Funds also saw negative performance in LifeCare Holdings, Inc., which has been suffering as a result of uncertainty surrounding Medicare reimbursements. Also drifting lower during the reporting period was the Tribune Company term loan, despite earnings that were largely in line with expectations.

JSD benefited from its newer positioning versus the other three Funds. JSD's inception was in May 2011. As stated earlier in the report, the Fund may make limited tactical investments in other types of debt instruments and enter into tactical short positions consisting primarily of high yield debt. During the reporting period, these short positions outperformed.

JSD also entered into credit default swap contracts to protect against default of individual bonds. These contracts had a mildly negative effect on performance during the period as credit strengthened.

Nuveen Investments

Fund Leverage
and Other Information

IMPACT OF THE FUNDS' LEVERAGE STRATEGY ON PERFORMANCE

One important factor impacting the return of the Funds relative to their benchmarks was the Funds' use of leverage through the use of bank borrowings. The Funds use leverage because their managers believe that, over time, leveraging provides opportunities for additional income and total return for common shareholders. However, use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage. Conversely, leverage may enhance common share returns during periods when the prices of securities held by a Fund generally are rising. Leverage had a positive impact on the performance of the Funds over this reporting period. During the period, the Funds entered into interest rate swap contracts to partially fix the interest cost of their leverage. This activity detracted modestly from the overall positive impact of leverage, as rates declined slightly while the positions were in place, meaning it would have been better had the interest rates of the leverage floated rather than being partially fixed in the period.

RISK CONSIDERATIONS

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation. Past performance is no guarantee of future results. Fund common shares are subject to a variety of risks, including:

Investment Risk. The possible loss of the entire principal amount that you invest.

Price Risk. Shares of closed-end investment companies like the Funds frequently trade at a discount to their net asset value (NAV). Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Leverage Risk. The Funds' use of leverage creates the possibility of higher volatility for the Funds' per share NAV, market price, distributions and returns. There is no assurance that a Funds' leveraging strategy will be successful.

Tax Risk. The tax treatment of Fund distributions may be affected by new IRS interpretations of the Internal Revenue Code and future changes in tax laws and regulations.

Issuer Credit Risk. This is the risk that a security in a Fund's portfolio will fail to make dividend or interest payments when due.

Nuveen Investments

Illiquid Securities Risk. This is the risk that a Fund may not be able to sell securities in its portfolio at the time or price desired by the Fund.

Non-Investment Grade or Below-Investment Grade Risk. Investments in securities below investment grade quality are predominantly speculative and subject to greater volatility and risk of default.

Unrated Investment Risk. In determining whether an unrated security is an appropriate investment for a Fund, the manager will consider information from industry sources, as well as its own quantitative and qualitative analysis, in making such a determination. However, such a determination by the manager is not the equivalent of a rating by a rating agency.

Senior Loan Risk. Senior loans, both secured and unsecured, may not be rated by a national rating agency at the time of investment, generally will not be registered with the Securities and Exchange Commission (SEC) and generally will not be listed on a securities exchange. In addition, the amount of public information available with respect to senior loans generally is less extensive than that available for more widely rated, registered and exchange-listed securities.

Risks from Unsecured Adjustable Rate Loans or Insufficient Collateral Securing Adjustable Rate Loans. Some of the adjustable rate loans in which a Fund may invest will be unsecured, thereby increasing the risk of loss to the Fund in the event of Issuer default. Other adjustable rate loans may be secured by specific collateral, but there can be no assurance that liquidating this collateral would satisfy a borrower's obligation to the Fund in the event of borrower default, or that such collateral could be readily liquidated under such circumstances.

Derivatives Strategy Risk. Derivative securities, such as calls, puts, warrants, swaps and forwards, carry risks different from, and possibly greater than, the risks associated with the underlying investments.

Nuveen Investments

Common Share Distribution and
Share Price Information

Distribution Information

The following information regarding the Funds' distributions is current as of January 31, 2012, and will likely vary over time based on each Fund's investment activity and portfolio investment value changes.

During the six-month reporting period, NSL increased its monthly distribution once, while JFR and JRO increased their monthly distribution twice. JSD's dividend remained steady over this period.

During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of January 31, 2012, all four Funds had positive UNII balances, based upon our best estimate, for tax purposes. NSL, JFR and JRO had positive UNII balances and JSD had a negative UNII balance for financial reporting purposes.

Common Share Repurchases

As of January 31, 2012, and since the inception of the Funds' repurchase programs, JFR and JRO have cumulatively repurchased and retired their common shares as shown in the accompanying table. Since the inception of the Funds' repurchase programs, NSL and JSD have not repurchased any of their outstanding common shares.

Fund	Common Shares Repurchased and Retired	% of Outstanding Common Shares
JFR	147,593	0.3%
JRO	19,400	0.1%

During the current reporting period, JFR and JRO did not repurchase any of their outstanding common shares.

Common Share Shelf Equity Programs

NSL, JFR and JRO have filed registration statements with the SEC authorizing the Funds to issue 2.9 million, 4.7 million and 2.8 million common shares, respectively, through a shelf offering. Under these equity shelf programs, the Funds, subject to market conditions, may raise additional capital from time to time in varying amounts and offering methods at a net price at or above each Fund's NAV per common share.

Nuveen Investments

As of January 31, 2012, NSL, JFR and JRO had cumulatively sold 2,341,543, 796,632 and 2,191,560 common shares, respectively, through their shelf equity programs.

During the six-month reporting period, NSL and JRO sold common shares through their shelf equity programs at a weighted average premium to NAV per common share as shown in the accompanying table. JFR did not sell any common shares through its shelf equity program during the six months ended January 31, 2012.

Fund	Common Shares Sold through Shelf Offering	Weighted Average Premium to NAV Per Common Share Sold
NSL	201,294	4.61%
JRO	123,207	1.67%

Common Share Price Information

As of January 31, 2012, the Funds were trading at (+) premiums/(-) discounts to their common share NAVs as shown in the accompanying table.

Fund	1/31/12 (+) Premium/ (-) Discount	Six-Month Average (-) Discount
NSL	(+)1.01%	(-)1.73%
JFR	(-)2.40%	(-)5.38%
JRO	(+)0.43%	(-)3.11%
JSD	(-)4.44%	(-)5.70%

Nuveen Investments

Fund Snapshot

Common Share Price	$7.01
Common Share Net Asset Value (NAV)	$6.94
Premium/(Discount) to NAV	1.01%
Latest Dividend	$0.0430
Market Yield	7.36%
Net Assets Applicable to Common Shares ($000)	$223,449

Leverage

Regulatory Leverage	25.26%
Effective Leverage	25.26%

Average Annual Total Return

(Inception 10/26/99)

	On Share Price	On NAV
6-Month (Cumulative)	4.51%	1.52%
1-Year	2.37%	3.13%
5-Year	4.22%	4.09%
10-Year	7.45%	7.02%

Portfolio Composition

(as a % of total investments)1,2

Health Care Providers & Services	10.5%
IT Services	6.8%
Media	6.8%
Hotels, Restaurants & Leisure	5.8%
Pharmaceuticals	5.1%
Food & Staples Retailing	3.7%
Internet Software & Services	3.3%
Software	3.2%
Communications Equipment	3.0%
Health Care Equipment & Supplies	2.9%
Specialty Retail	2.8%
Chemicals	2.6%
Diversified Telecommunication Services	2.6%
Leisure, Equipment & Products	2.5%
Oil, Gas & Consumable Fuel	2.5%
Biotechnology	2.3%
Real Estate Management & Development	2.3%
Paper & Forest Products	2.2%
Diversified Financial Services	2.0%
Diversified Consumer Services	1.8%
Auto Components	1.7%
Household Products	1.6%
Food Products	1.6%
Short-Term Investments	4.1%
Other	16.3%

Top Five Issuers

(as a % of total long-term investments)1,2

U.S. Foodservice, Inc.	2.4%
Kinetic Concepts, Inc.	2.3%
Clear Channel Communications, Inc.	2.0%
Infor Global Solutions Intermediate Holdings, Ltd.	2.0%
First Data Corporation	1.9%

NSL

Performance

OVERVIEW

Nuveen Senior Income Fund

  as of January 31, 2012

Portfolio Allocation (as a % of total investments)1,2

2011-2012 Monthly Dividends Per Common Share3

Share Price Performance — Weekly Closing Price

  Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund's Performance Overview page.

1  Excluding investments in derivatives.

2  Holdings are subject to change.

3  The Fund paid shareholders a non-recurring supplemental taxable distribution in December 2011 of $0.0238 per share.

Nuveen Investments

JFR

Performance

OVERVIEW

Nuveen Floating Rate Income
Fund

  as of January 31, 2012

Portfolio Allocation (as a % of total investments)1,2

2011-2012 Monthly Dividends Per Common Share3

Share Price Performance — Weekly Closing Price

  Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund's Performance Overview page.

1  Excluding investments in derivatives.

2  Holdings are subject to change.

3  The Fund paid shareholders a non-recurring supplemental taxable distribution in December 2011 of $0.1487 per share.

Fund Snapshot

Common Share Price	$11.39
Common Share Net Asset Value (NAV)	$11.67
Premium/(Discount) to NAV	-2.40%
Latest Dividend	$0.0685
Market Yield	7.22%
Net Assets Applicable to Common Shares ($000)	$561,739

Leverage

Regulatory Leverage	27.16%
Effective Leverage	27.16%

Average Annual Total Return

(Inception 3/25/04)

	On Share Price	On NAV
6-Month (Cumulative)	4.88%	1.45%
1-Year	-1.31%	2.60%
5-Year	3.80%	3.69%
Since Inception	4.06%	4.55%

Portfolio Composition

(as a % of total investments)1,2

Health Care Providers & Services	10.1%
Media	7.7%
IT Services	7.1%
Hotels, Restaurants & Leisure	4.4%
Food & Staples Retailing	3.8%
Specialty Retail	3.5%
Leisure, Equipment & Products	3.2%
Communications Equipment	3.1%
Pharmaceuticals	3.1%
Software	3.0%
Chemicals	2.8%
Real Estate Management & Development	2.6%
Wireless Telecommunication Services	2.5%
Internet Software & Services	2.3%
Oil, Gas & Consumable Fuels	2.2%
Building Products	2.1%
Auto Components	2.1%
Semiconductors & Equipment	2.1%
Diversified Consumer Services	2.1%
Health Care Equipment & Supplies	2.1%
Biotechnology	2.0%
Diversified Telecommunication Services	2.0%
Road & Rail	1.9%
Food Products	1.6%
Real Estate Investment Trust	1.6%
Investment Companies	1.6%
Asset-Backed Securities	1.5%
Short-Term Investments	1.7%
Other	14.2%

Top Five Issuers

(as a % of total long-term investments)1,2

Univision Communications, Inc.	2.7%
U.S. Foodservice	2.3%
First Data Corporation	2.3%
Reynolds Group Holdings, Inc.	2.1%
Clear Channel Communications, Inc.	2.0%

Nuveen Investments

Fund Snapshot

Common Share Price	$11.65
Common Share Net Asset Value (NAV)	$11.60
Premium/(Discount) to NAV	0.43%
Latest Dividend	$0.0725
Market Yield	7.47%
Net Assets Applicable to Common Shares ($000)	$335,180

Leverage

Regulatory Leverage	25.26%
Effective Leverage	25.26%

Average Annual Total Return

(Inception 7/27/04)

	On Share Price	On NAV
6-Month (Cumulative)	6.93%	1.94%
1-Year	1.15%	3.60%
5-Year	5.07%	4.41%
Since Inception	5.00%	5.13%

Portfolio Composition

(as a % of total investments)1,2

IT Services	8.0%
Health Care Providers & Services	7.7%
Media	7.5%
Food & Staples Retailing	4.4%
Internet Software & Services	4.0%
Pharmaceuticals	3.9%
Hotels, Restaurants & Leisure	3.7%
Software	3.2%
Auto Components	2.9%
Diversified Consumer Services	2.9%
Diversified Telecommunication Services	2.9%
Health Care Equipment & Supplies	2.8%
Real Estate Management & Development	2.7%
Wireless Telecommunication Services	2.7%
Communications Equipment	2.7%
Oil, Gas & Consumable Fuels	2.5%
Biotechnology	2.3%
Specialty Retail	2.3%
Chemicals	2.1%
Leisure, Equipment & Products	2.0%
Road & Rail	2.0%
Paper & Forest Products	1.7%
Real Estate Investment Trust	1.7%
Asset-Backed Securities	2.0%
Short-Term Investments	3.2%
Other	16.2%

Top Five Issuers

(as a % of total long-term investments)1,2

Clear Channel Communications, Inc.	3.3%
First Data Corporation	3.0%
U.S. Foodservice, Inc.	2.8%
Federal-Mogul Corporation	2.5%
Reynolds Group Holdings, Inc.	2.4%

JRO

Performance

OVERVIEW

Nuveen Floating Rate Income Opportunity Fund

  as of January 31, 2012

Portfolio Allocation (as a % of total investments)1,2

2011-2012 Monthly Dividends Per Common Share3

Share Price Performance — Weekly Closing Price

  Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund's Performance Overview page.

1  Excluding investments in derivatives.

2  Holdings are subject to change.

3  The Fund paid shareholders a non-recurring supplemental taxable distribution in December 2011 of $0.1458 per share.

Nuveen Investments

JSD

Performance

OVERVIEW

Short Duration Credit Opportunities Fund

  as of January 31, 2012

Portfolio Allocation (as a % of total investments)1,2

2011-2012 Monthly Dividends Per Common Share3

Share Price Performance — Weekly Closing Price

  Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund's Performance Overview page.

1  Excluding investments in derivatives.

2  Holdings are subject to change.

3  The Fund declared its first monthly per share distribution of $0.1135 on July 31, 2011, payable to shareholders on August 1, 2011.

Fund Snapshot

Common Share Price	$18.31
Common Share Net Asset Value (NAV)	$19.16
Premium/(Discount) to NAV	-4.44%
Latest Dividend	$0.1135
Market Yield	7.44%
Net Assets Applicable to Common Shares ($000)	$191,725

Leverage

Regulatory Leverage	28.12%
Effective Leverage	28.12%

Average Annual Total Return

(Inception 5/25/11)

	On Share Price	On NAV
6-Month (Cumulative)	3.61%	4.17%
Since Inception	-4.25%	4.68%

Portfolio Composition

(as a % of total investments)1,2

Health Care Providers & Services	12.5%
IT Services	9.0%
Pharmaceuticals	5.1%
Software	4.6%
Internet Software & Services	4.6%
Industrial Conglomerates	3.9%
Oil, Gas & Consumable Fuels	3.8%
Specialty Retail	3.3%
Chemicals	3.3%
Media	3.1%
Hotels, Restaurants & Leisure	2.9%
Biotechnology	2.6%
Diversified Consumer Services	2.5%
Leisure, Equipment & Products	2.4%
Health Care Equipment & Supplies	2.4%
Household Products	2.4%
Real Estate Investment Trust	2.3%
Containers & Packaging	2.0%
Real Estate Management & Development	1.9%
Health Care Technology	1.9%
Diversified Telecommunication Services	1.9%
Commercial Services & Supplies	1.8%
Communications Equipment	1.6%
Energy Equipment & Services	1.5%
Short-Term Investments	1.3%
Other	15.4%

Top Five Issuers

(as a % of total long-term investments)1,2

Kinetic Concepts, Inc.	2.4%
Spectrum Brands, Inc.	2.3%
Attachmate Corporation	1.7%
Alkermes, Inc.	1.6%
HCA, Inc.	1.6%

Nuveen Investments

NSL

JFR

JRO

Shareholder MEETING REPORT

The annual meeting of shareholders was held in the offices of Nuveen Investments on November 15, 2011; at this meeting the shareholders were asked to vote on the election of Board Members.

	NSL	JFR	JRO
	Common Shares	Common Shares	Common Shares
Approval of the Board Members was reached as follows:
John P. Amboian
For	27,743,984	41,635,596	27,356,900
Withhold	880,515	1,418,332	702,086
Total	28,624,499	43,053,928	28,058,986
David J. Kundert
For	27,734,385	41,637,281	27,345,902
Withhold	890,114	1,416,647	713,084
Total	28,624,499	43,053,928	28,058,986
Terence J. Toth
For	27,732,457	41,636,219	27,355,223
Withhold	892,042	1,417,709	703,763
Total	28,624,499	43,053,928	28,058,986

Nuveen Investments

NSL

Nuveen Senior Income Fund

Portfolio of INVESTMENTS

  January 31, 2012 (Unaudited)

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (2)	Ratings (3)	Value
	Variable Rate Senior Loan Interests – 118.2% (85.6% of Total Investments) (4)
	Aerospace & Defense – 0.3% (0.2% of Total Investments)
$408	DAE Aviation Holdings, Inc., Term Loan B1	5.560%	7/31/14	B	$400,978
391	DAE Aviation Holdings, Inc., Term Loan B2	5.560%	7/31/14	B	383,680
799	Total Aerospace & Defense				784,658
	Airlines – 1.0% (0.8% of Total Investments)
2,000	Delta Air Lines, Inc. Revolving Loan, Delayed Draw, (5)	0.750%	3/28/13	Ba2	(110,000)
2,483	United Air Lines, Inc., Term Loan B	2.313%	2/01/14	BB-	2,427,616
4,483	Total Airlines				2,317,616
	Auto Components – 2.3% (1.7% of Total Investments)
889	Autoparts Holdings, Ltd., Term Loan, Second Lien	10.500%	1/29/18	B-	862,223
3,009	Federal-Mogul Corporation, Tranche B, Term Loan	2.235%	12/29/14	Ba3	2,882,986
1,536	Federal-Mogul Corporation, Tranche C, Term Loan	2.220%	12/28/15	Ba3	1,471,309
5,434	Total Auto Components				5,216,518
	Automobiles – 0.2% (0.2% of Total Investments)
494	Chrysler Group LLC, Term Loan	6.000%	5/24/17	BB	484,585
	Biotechnology – 3.2% (2.3% of Total Investments)
1,250	Alkermes, Inc., Term Loan, First Lien	6.750%	9/16/17	BB	1,262,500
667	Alkermes, Inc., Term Loan, Second Lien	9.500%	9/16/18	B	691,668
1,791	Grifols, Term Loan	6.000%	6/01/17	BB	1,801,597
3,540	Onex Carestream Finance LP, Term Loan, DD1	5.000%	2/25/17	BB-	3,345,736
7,248	Total Biotechnology				7,101,501
	Building Products – 1.0% (0.7% of Total Investments)
1,273	Goodman Global Inc., Second Lien Term Loan	9.000%	10/28/17	B-	1,283,626
863	Goodman Global Inc., Term Loan	5.750%	10/28/16	B+	868,186
2,136	Total Building Products				2,151,812
	Capital Markets – 0.4% (0.3% of Total Investments)
293	BNY Convergex Group LLC, Incremental Term Loan	5.000%	12/19/16	B+	284,393
665	BNY Convergex Group LLC, Term Loan	5.000%	12/19/16	B+	645,899
958	Total Capital Markets				930,292
	Chemicals – 3.6% (2.6% of Total Investments)
1,000	Hercules Offshore, Inc., Term Loan, WI/DD	TBD	TBD	B-	990,972
748	Ashland, Inc., Term Loan	3.750%	8/23/18	Baa3	751,490
793	Ineos US Finance LLC, Tranche B2	7.500%	12/16/13	Ba3	821,729
808	Ineos US Finance LLC, Tranche C2	8.000%	12/16/14	Ba3	838,190
667	Polyone Corp, Term Loan B	5.000%	11/01/17	Ba1	669,917
703	Styron S.a.r.l. Corporation,Term Loan	6.000%	8/02/17	B+	643,154
3,465	Univar, Inc., Term Loan	5.000%	6/30/17	B+	3,431,216
8,184	Total Chemicals				8,146,668
	Commercial Banks – 0.4% (0.3% of Total Investments)
995	SourceHov LLC, Term Loan B, First Lien	6.625%	4/28/17	B+	894,256
	Commercial Services & Supplies – 0.7% (0.5% of Total Investments)
1,591	Ceridian Corporation, US Term Loan	3.271%	11/09/14	B1	1,495,929

Nuveen Investments

NSL

Nuveen Senior Income Fund (continued)

Portfolio of INVESTMENTS January 31, 2012 (Unaudited)

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (2)	Ratings (3)	Value
	Communications Equipment – 3.0% (2.2% of Total Investments)
$1,016	Intelsat, Term Loan	5.250%	4/02/18	BB-	$1,019,100
4,855	Avaya, Inc., Term Loan	3.256%	10/27/14	B1	4,713,258
1,000	Genesys International Corporation, Term Loan B, WI/DD	TBD	TBD	BB-	1,001,563
6,871	Total Communications Equipment				6,733,921
	Consumer Finance – 0.7% (0.5% of Total Investments)
1,625	Springleaf Financial Funding Company, Term Loan	5.500%	5/10/17	B+	1,518,697
	Diversified Consumer Services – 2.4% (1.8% of Total Investments)
2,142	Cengage Learning Acquisitions, Inc., Term Loan	2.520%	7/03/14	B+	1,902,503
483	Advantage Sales and Marketing, Inc., Term Loan, First Lien	5.250%	12/18/17	B+	480,247
1,188	Brickman Group Holdings, Inc., Tranche B, Term Loan	7.250%	10/14/16	B+	1,197,652
1,985	Laureate Education, Inc., Extended Term Loan	5.250%	6/15/18	B1	1,859,697
5,798	Total Diversified Consumer Services				5,440,099
	Diversified Financial Services – 2.4% (1.7% of Total Investments)
1,588	FoxCo Acquisition Sub LLC, Term Loan	4.750%	7/14/15	B+	1,584,435
2,000	Ocwen Financial Corporation, Add on Term Loan, WI/DD	TBD	TBD	B1	1,988,750
1,714	UPC Broadband Holding BV, Term Loan, Tranche AB	4.750%	12/31/17	Ba3	1,712,157
5,302	Total Diversified Financial Services				5,285,342
	Diversified Telecommunication Services – 3.2% (2.3% of Total Investments)
2,000	Charter Communications Operating Holdings LLC, Holdco Term Loan	2.770%	3/06/14	BB+	1,968,334
2,000	Intelsat, Unsecured Term Loan	2.785%	2/01/14	B	1,964,500
2,267	Level 3 Financing, Inc., Term Loan	2.746%	3/13/14	Ba3	2,211,417
994	WideOpenWest Finance LLC, Term Loan, First Lien	2.779%	6/30/14	B1	951,389
7,261	Total Diversified Telecommunication Services				7,095,640
	Electric Utilities – 0.3% (0.2% of Total Investments)
854	TXU Corporation, 2014 Term Loan	3.795%	10/10/14	B2	586,290
	Electrical Equipment – 0.3% (0.2% of Total Investments)
596	Sensus Metering Systems, Inc., Term Loan, First Lien	4.750%	5/09/17	Ba3	594,383
	Electronic Equipment & Instruments – 1.2% (0.9% of Total Investments)
993	NDS Group, Ltd., Term Loan	4.000%	3/12/18	Ba2	988,766
1,995	Smart Modular Technologies, Inc., Term Loan	8.250%	8/26/17	B+	1,815,450
2,988	Total Electronic Equipment & Instruments				2,804,216
	Energy Equipment & Services – 0.5% (0.4% of Total Investments)
1,106	Gibson Energy ULC, Term Loan	5.750%	6/15/18	BB-	1,111,313
	Food & Staples Retailing – 5.1% (3.7% of Total Investments)
4,276	Reynolds Group Holdings, Inc., Add on Term Loan	6.500%	8/09/18	BB-	4,298,831
7,354	U.S. Foodservice, Inc., Term Loan	2.775%	7/03/14	B3	7,014,882
11,630	Total Food & Staples Retailing				11,313,713
	Food Products – 2.2% (1.6% of Total Investments)
1,000	Great Atlantic and Pacific Tea Company, Inc., Term Loan	8.750%	6/14/12	BB-	1,005,000
1,731	Michael Foods Group, Inc., Term Loan	4.250%	2/25/18	B+	1,733,417
1,975	Pierre Foods, Inc., Term Loan	7.000%	9/30/16	B+	1,971,297
189	Pinnacle Foods Finance LLC, Tranche D, Term Loan	6.000%	4/02/14	Ba3	190,401
4,895	Total Food Products				4,900,115
	Health Care Equipment & Supplies – 2.7% (1.9% of Total Investments)
5,000	Chiron Merger Sub, Inc., Term Loan	7.000%	5/04/18	Ba2	5,096,000
234	Fenwal, Inc., Delayed Term Loan	2.773%	2/28/14	B	226,584
741	Fenwal, Inc., Term Loan	2.773%	2/28/14	B	719,017
5,975	Total Health Care Equipment & Supplies				6,041,601

Nuveen Investments

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (2)	Ratings (3)	Value
	Health Care Providers & Services – 12.7% (9.2% of Total Investments)
$2,369	Community Health Systems, Inc., Term Loan	2.755%	7/25/14	BB	$2,343,163
1,098	Sun Healthcare Group, Inc., Term Loan	8.750%	10/18/16	Ba1	974,278
1,474	Ardent Medical Services, Inc., Term Loan	6.500%	9/15/15	B1	1,479,298
121	Community Health Systems, Inc., Delayed Term Loan	2.520%	7/25/14	BB	120,142
121	Community Health Systems, Inc., Extended Term Loan	3.958%	1/25/17	BB	119,733
2,850	Gentiva Health Services, Inc., Term Loan B, DD1	4.750%	8/17/16	B1	2,632,763
3,582	Golden Living, Term Loan	5.000%	5/04/18	B+	3,236,844
256	HCA, Inc., Tranche B2, Term Loan	3.829%	3/31/17	BB	250,461
600	Health Management Associates, Inc., Term Loan B	4.500%	11/16/18	BB-	594,563
1,122	Healthspring, Term Loan	6.750%	10/21/16	BB-	1,120,397
1,824	Kindred Healthcare, Term Loan	5.250%	6/01/18	Ba3	1,764,881
755	LifeCare Holdings, Inc., Term Loan Add On	8.327%	2/01/16	CCC-	645,569
4,185	LifeCare, Term Loan	8.327%	2/01/16	B2	3,578,398
889	MultiPlan, Inc., Term Loan B	4.750%	8/26/17	Ba3	873,598
1,489	National Mentor Holdings, Inc., Tranche B	7.000%	2/09/17	B+	1,445,948
446	Renal Advantage, Inc., Tranche B, Term Loan	5.750%	12/17/16	Ba3	446,196
2,490	Select Medical Corporation, Term Loan	5.500%	6/01/18	BB-	2,413,226
1,155	Skilled Healthcare Group, Inc., Term Loan	5.264%	4/09/16	B+	1,093,677
1,747	Universal Health Services, Inc., Term Loan B	3.750%	11/15/16	BB+	1,746,986
1,551	Vanguard Health Holding Company II LLC, Initial Term Loan	5.000%	1/29/16	Ba2	1,552,032
30,124	Total Health Care Providers & Services				28,432,153
	Health Care Technology – 1.8% (1.3% of Total Investments)
3,633	Emdeon Business Services LLC, Term Loan	6.750%	11/02/18	BB-	3,673,452
300	Fenwal, Inc., Term Loan, Second Lien	5.773%	8/28/14	B-	280,500
3,933	Total Health Care Technology				3,953,952
	Hotels, Restaurants & Leisure – 7.9% (5.7% of Total Investments)
1,970	24 Hour Fitness Worldwide, Inc., New Term Loan	7.500%	4/22/16	Ba3	1,917,302
1,000	Harrah's Operating Company, Inc., Term Loan B1	3.276%	1/28/15	B	902,206
1,000	Harrah's Operating Company, Inc., Term Loan B2	3.276%	1/28/15	B	904,107
980	Harrah's Operating Company, Inc., Term Loan B3	3.279%	1/28/15	B	885,894
1,136	Orbitz Worldwide, Inc., Term Loan	3.405%	7/25/14	B+	990,937
243	Caesars Octavius LLC, Term Loan	9.250%	4/25/17	B	239,938
3,430	CCM Merger, Inc., Term Loan	7.000%	3/01/17	B+	3,427,995
985	Dunkin Brands, Inc., Term Loan B2	4.000%	11/23/17	B	985,080
1,611	Herbst Gaming LLC, Term Loan	10.000%	12/31/15	B+	1,647,296
404	OSI Restaurant Partners LLC, Revolver	3.519%	6/14/13	B+	395,486
3,734	OSI Restaurant Partners LLC, Term Loan	2.563%	6/14/14	B+	3,653,871
695	Reynolds Group Holdings, Inc., US Term Loan	6.500%	2/09/18	BB	698,215
1,021	Seaworld Parks and Entertainment, Inc., Term Loan B	4.000%	8/17/17	BB+	1,021,026
18,209	Total Hotels, Restaurants & Leisure				17,669,353
	Household Products – 1.2% (0.8% of Total Investments)
2,184	Spectrum Brands, Inc., Term Loan	5.002%	6/17/16	B1	2,190,727
472	Visant Corporation, Term Loan	5.250%	12/22/16	BB-	449,756
2,656	Total Household Products				2,640,483
	Industrial Conglomerates – 0.8% (0.6% of Total Investments)
663	Eagle Parent, Inc., Term Loan	5.000%	5/16/18	Ba3	654,213
420	Evertec, Inc., Term Loan	5.250%	9/30/16	BB-	416,086
740	Presidio, Inc., Term Loan	7.250%	3/31/17	Ba3	749,250
1,823	Total Industrial Conglomerates				1,819,549
	Internet Software & Services – 4.5% (3.2% of Total Investments)
1,900	Sabre, Inc., Term Loan	2.348%	9/30/14	B1	1,703,350
2,211	Go Daddy Operating Co., LLC, Term Loan, First Lien	7.000%	12/17/18	Ba3	2,225,497
1,436	Open Solutions, Inc., Term Loan B	2.685%	1/23/14	B+	1,313,168
1,957	SkillSoft Corporation, Term Loan	6.500%	5/26/17	BB-	1,962,887
2,975	Web.com, Term Loan, First Lien	7.000%	10/27/17	Ba3	2,839,884
10,479	Total Internet Software & Services				10,044,786

Nuveen Investments

NSL

Nuveen Senior Income Fund (continued)

Portfolio of INVESTMENTS January 31, 2012 (Unaudited)

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (2)	Ratings (3)	Value
	IT Services – 9.0% (6.5% of Total Investments)
$2,134	First Data Corporation, Term Loan B1	3.027%	9/24/14	B+	$2,025,498
536	Infor Global Solutions Intermediate Holdings, Ltd., Extended Delayed Draw Term Loan	6.020%	7/28/15	B+	522,880
1,481	Attachmate Corporation, Term Loan	6.500%	4/27/17	BB-	1,458,414
1,572	First Data Corporation, Term Loan B2	3.027%	9/24/14	B+	1,492,356
1,314	First Data Corporation, Term Loan B3	3.027%	9/24/14	B+	1,247,159
4,225	Frac Tech International LLC, Term Loan	6.250%	5/06/16	B+	4,221,183
1,150	Infor Global Solutions Intermediate Holdings, Ltd., Holdco PIK Term Loan	0.000%	9/02/14	B	687,982
1,082	Infor Global Solutions Intermediate Holdings, Ltd., Second Lien Delayed Draw	6.520%	3/02/14	CCC+	946,458
994	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B2	7.250%	7/28/15	B+	979,107
1,868	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, Second Lien	6.520%	3/02/14	CCC+	1,665,619
1,021	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan	6.020%	7/28/15	B+	1,000,254
949	SRA International, Term Loan	6.500%	7/20/18	B1	928,114
392	Syniverse Holdings, Inc., Term Loan	5.250%	12/21/17	BB-	394,037
1,432	VFH Parent LLC, Term Loan	7.500%	7/08/16	Ba1	1,446,257
1,154	Web.com, Term Loan, Second Lien	11.000%	10/27/18	B3	1,052,307
21,304	Total IT Services				20,067,625
	Leisure, Equipment & Products – 3.5% (2.5% of Total Investments)
1,776	BLB Management Services, Inc., Term Loan	8.500%	11/05/15	BB	1,781,529
2,000	Academy, Ltd., Term Loan	6.000%	8/03/18	B	2,006,876
3,229	Bombardier Recreational Products, Inc., Term Loan	2.796%	6/28/13	B2	3,211,104
750	Eastman Kodak Co., DIP Term Loan, WI/DD	TBD	TBD	B	755,156
7,755	Total Leisure, Equipment & Products				7,754,665
	Machinery – 0.6% (0.4% of Total Investments)
1,300	ColFax Corporation Term Loan	4.500%	11/30/18	BB+	1,306,500
	Media – 6.8% (5.0% of Total Investments)
586	Emmis Operating Company, Term Loan	4.573%	11/01/13	Caa2	547,115
1,459	Gray Television, Inc., Term Loan B	3.800%	12/31/14	B	1,437,999
910	Tribune Company, Term Loan B, (6)	0.000%	6/04/14	Ca	585,455
4,890	Univision Communications, Inc., Term Loan	4.520%	3/31/17	B+	4,611,788
1,858	Yell Group PLC, Term Loan	4.020%	7/31/14	N/R	565,014
1,361	Carmike Cinemas, Inc., Term Loan	5.500%	1/27/16	B1	1,368,795
2,000	Cumulus Media, Inc., Term Loan, First Lien	5.750%	9/17/18	Ba2	2,005,542
1,000	Cumulus Media, Inc., Term Loan, Second Lien	7.500%	3/18/19	B2	995,625
593	Interactive Data Corporation, Term Loan B	4.500%	2/11/18	Ba3	592,215
2,150	Spanish Broadcasting System, Inc., Term Loan B	2.020%	6/11/12	B-	2,138,890
926	SuperMedia, Term Loan	0.000%	12/31/15	Caa1	447,350
17,733	Total Media				15,295,788
	Metals & Mining – 0.3% (0.2% of Total Investments)
595	Fairmount Minerals, Ltd., Tranche B, Term Loan	5.250%	3/15/17	BB-	597,975
	Multiline Retail – 0.8% (0.6% of Total Investments)
852	99 Cents Only Store, Term Loan B	6.000%	1/11/19	B2	858,454
995	Bass Pro Group LLC, Term Loan B	5.250%	6/13/17	BB-	994,585
1,847	Total Multiline Retail				1,853,039
	Oil, Gas & Consumable Fuels – 3.4% (2.5% of Total Investments)
1,995	CCS Income Trust, Term Loan	3.270%	11/14/14	B	1,911,897
1,871	Western Refining, Inc., Term Loan	7.500%	3/15/17	B+	1,888,226
329	Alon USA Energy, Inc., Edgington Facility	2.722%	8/05/13	B+	317,431
2,636	Alon USA Energy, Inc., Paramount Facility	2.695%	8/05/13	B+	2,539,356
1,000	CCS Income Trust, Delayed Term Loan, WI/DD	TBD	TBD	NA	958,438
7,831	Total Oil, Gas & Consumable Fuels				7,615,348
	Paper & Forest Products – 2.8% (2.0% of Total Investments)
2,731	Newark Group, Inc., DIP Term Loan	11.750%	3/31/14	Caa1	2,799,721
3,670	Wilton Products, Term Loan	3.520%	8/01/14	N/R	3,447,408
6,401	Total Paper & Forest Products				6,247,129

Nuveen Investments

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (2)	Ratings (3)	Value
	Personal Products – 1.4% (1.0% of Total Investments)
$721	NBTY, Inc., Term Loan B1	4.250%	10/01/17	BB-	$721,327
1,625	Prestige Brands, Inc., Term Loan 1, WI/DD	TBD	TBD	BB-	1,635,156
719	Revlon Consumer Products Corporation, Term Loan	4.750%	11/19/17	BB-	718,158
3,065	Total Personal Products				3,074,641
	Pharmaceuticals – 5.1% (3.7% of Total Investments)
1,109	ConvaTec Healthcare, Term Loan	5.750%	12/30/16	Ba3	1,104,365
2,000	Graceway Pharmaceuticals LLC, Second Lien Term Loan, (6)	0.000%	5/03/13	N/R	45,000
352	Graceway Pharmaceuticals LLC, Term Loan, (6)	0.000%	5/03/12	N/R	211,427
3,000	Pharmaceutical Product Development, Inc., Term Loan	6.250%	12/05/18	BB-	3,024,921
2,388	Quintiles Transnational Corporation, Term Loan B	5.000%	6/08/18	BB-	2,383,532
2,109	Warner Chilcott Corporation, Term Loan B1, DD1	4.250%	3/17/18	BBB-	2,111,674
1,054	Warner Chilcott Corporation, Term Loan B2, DD1	4.250%	3/17/18	BBB-	1,055,837
1,450	Warner Chilcott Corporation, Term Loan B3, DD1	4.250%	3/17/18	BBB-	1,451,776
13,462	Total Pharmaceuticals				11,388,532
	Professional Services – 0.1% (0.1% of Total Investments)
629	Vertrue Inc., Term Loan, (6)	5.810%	8/16/14	Ca	182,359
	Real Estate Investment Trust – 1.6% (1.2% of Total Investments)
1,846	iStar Financial, Inc., Tranche A1	5.000%	6/28/13	BB-	1,845,362
900	Walter Investment Management Corporation, Term Loan, First Lien	7.750%	6/30/16	B+	916,500
866	Walter Investment Management Corporation, Term Loan, Second Lien	12.500%	12/30/16	B-	868,784
3,612	Total Real Estate Investment Trust				3,630,646
	Real Estate Management & Development – 3.1% (2.3% of Total Investments)
1,722	Realogy Corporation, Delayed Term Loan	4.691%	10/10/16	B1	1,610,354
3,785	Capital Automotive LP, Tranche B	5.000%	3/11/17	Ba3	3,770,768
1,663	LNR Property Corporation, Term Loan	4.750%	4/29/16	BB+	1,657,305
7,170	Total Real Estate Management & Development				7,038,427
	Road & Rail – 1.7% (1.2% of Total Investments)
3,371	Swift Transportation Company, Inc., Term Loan	6.000%	12/21/16	BB	3,394,066
385	Avis Budget Car Rental LLC, Term Loan	5.750%	4/19/14	Ba1	387,819
3,756	Total Road & Rail				3,781,885
	Semiconductors & Equipment – 1.9% (1.4% of Total Investments)
1,181	Freescale Semiconductor, Inc., Term Loan	4.545%	12/01/16	Ba3	1,158,519
1,985	NXP Semiconductor LLC, Term Loan	4.500%	3/04/17	B2	1,948,609
1,105	Spansion LLC, Term Loan	4.750%	2/09/15	BB+	1,103,451
4,271	Total Semiconductors & Equipment				4,210,579
	Software – 4.1% (2.9% of Total Investments)
3,000	BlackBoard, Inc., Term Loan, First Lien	7.500%	9/23/18	B+	2,919,375
1,805	Datatel Parent Corp, Term Loan B	6.250%	6/13/18	B	1,820,089
2,500	IPC Systems, Inc., Term Loan, Second Lien, DD1	5.559%	6/01/15	CCC	2,115,625
1,319	IPC Systems, Inc., Term Loan	2.757%	6/02/14	B1	1,245,765
990	Vertafore, Inc., Term Loan	5.250%	7/29/16	B+	980,103
9,614	Total Software				9,080,957
	Specialty Retail – 3.9% (2.8% of Total Investments)
905	Michaels Stores, Inc., Term Loan B1	2.875%	10/31/13	B+	904,306
1,425	Toys "R" Us – Delaware, Inc., Term Loan	6.000%	9/01/16	BB-	1,420,367
875	Toys "R" Us – Delaware Inc., Term Loan	5.250%	5/17/18	BB-	862,466
944	Burlington Coat Factory Warehouse Corporation, Term Loan B	6.250%	2/23/17	B-	946,224
411	Claire's Stores, Inc., Term Loan B	3.069%	5/29/14	B	378,957
992	J Crew Group, Term Loan	4.750%	3/07/18	B1	960,450
2,232	Jo-Ann Stores, Inc., Term Loan	4.750%	3/16/18	B+	2,178,693
1,124	Lord & Taylor Holdings LLC, Term Loan	5.750%	12/21/18	BB	1,128,750
8,908	Total Specialty Retail				8,780,213

Nuveen Investments

NSL

Nuveen Senior Income Fund (continued)

Portfolio of INVESTMENTS January 31, 2012 (Unaudited)

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (2)	Ratings (3)	Value
	Wireless Telecommunication Services – 2.1% (1.5% of Total Investments)
$1,827	Asurion LLC, Term Loan, First Lien	5.500%	5/24/18	B+	$1,826,526
2,318	Clear Channel Communications, Inc., Tranche B, Term Loan	3.920%	1/29/16	CCC+	1,863,218
1,000	Crown Castle Operating Company, Term Loan B, WI/DD	TBD	TBD	B1	1,001,162
5,145	Total Wireless Telecommunication Services				4,690,906
$278,845	Total Variable Rate Senior Loan Interests (cost $270,317,523)				264,106,655
Shares	Description (1)				Value
	Common Stocks – 1.7% (1.3% of Total Investments)
	Building Products – 1.0% (0.8% of Total Investments)
88,501	Masonite Worldwide Holdings, (7)				$2,367,402
	Hotels, Restaurants & Leisure – 0.1% (0.1% of Total Investments)
40,968	BLB Worldwide Holdings Inc., (7), (12)				331,157
	Media – 0.6% (0.4% of Total Investments)
51,773	Metro-Goldwyn-Mayer, (7), (12)				1,229,608
	Total Common Stocks (cost $7,815,284)				3,928,167
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Convertible Bonds – 0.4% (0.3% of Total Investments)
	Communications Equipment – 0.4% (0.3% of Total Investments)
$850	Nortel Networks Corp., (6), (11)	1.750%	4/15/12	N/R	$841,500
$850	Total Convertible Bonds (cost $710,500)				841,500
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 12.1% (8.7% of Total Investments)
	Commercial Services & Supplies – 0.2% (0.2% of Total Investments)
$500	Ceridian Corporation	11.250%	11/15/15	CCC	$448,750
	Communications Equipment – 0.7% (0.5% of Total Investments)
1,000	Avaya Inc.	9.750%	11/01/15	CCC+	957,500
650	Nortel Networks Limited, (6)	10.750%	7/15/16	N/R	721,500
1,650	Total Communications Equipment				1,679,000
	Diversified Financial Services – 0.4% (0.3% of Total Investments)
792	CIT Group Inc.	7.000%	5/01/16	B+	792,458
	Diversified Telecommunication Services – 0.5% (0.3% of Total Investments)
1,000	IntelSat Bermuda Limited	11.250%	2/04/17	CCC+	1,010,000
	Health Care Equipment & Supplies – 1.3% (0.9% of Total Investments)
1,700	Chiron Merger Sub Inc., 144A	10.500%	11/01/18	B	1,734,000
1,000	Merge Healthcare Inc.	11.750%	5/01/15	B+	1,062,500
2,700	Total Health Care Equipment & Supplies				2,796,500
	Health Care Providers & Services – 1.8% (1.3% of Total Investments)
1,000	HCA Inc., (11)	8.500%	4/15/19	BB	1,110,000
1,160	Select Medical Corporation	7.625%	2/01/15	CCC+	1,148,400
1,500	Select Medical Corporation	6.267%	9/15/15	CCC+	1,340,625
500	Vanguard Health Holding LLC/Inc.	8.000%	2/01/18	B-	523,750
4,160	Total Health Care Providers & Services				4,122,775

Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Household Products – 1.0% (0.7% of Total Investments)
$2,000	Sprectum Brands Inc.	9.500%	6/15/18	B1	$2,267,500
	IT Services – 0.4% (0.3% of Total Investments)
1,000	First Data Corporation, 144A	7.375%	6/15/19	B+	997,500
	Machinery – 0.8% (0.6% of Total Investments)
2,000	NES Rental Holdings Inc., 144A	12.250%	4/15/15	CCC+	1,745,000
	Media – 2.0% (1.4% of Total Investments)
2,000	Clear Channel Communications, Inc.	5.500%	9/15/14	CCC-	1,670,000
1,000	Clear Channel Communications, Inc.	10.750%	8/01/16	CCC-	745,000
3,200	Clear Channel Communications, Inc.	6.875%	6/15/18	CCC-	1,680,000
155	Readers Digest Association	9.500%	2/15/17	B3	129,425
200	WM Finance Corporation, 144A	11.500%	10/01/18	B-	204,000
6,555	Total Media				4,428,425
	Paper & Forest Products – 0.3% (0.2% of Total Investments)
1,000	Verso Paper Holdings LLC	4.290%	8/01/14	B	665,000
	Pharmaceuticals – 1.9% (1.4% of Total Investments)
2,000	Angiotech Pharmaceuticals Inc.	5.000%	12/01/13	NA	1,740,000
2,000	Valeant Pharmaceuticals International, 144A	7.000%	10/01/20	BB-	2,032,500
500	Valeant Pharmaceuticals International, 144A	7.250%	7/15/22	BB-	506,250
4,500	Total Pharmaceuticals				4,278,750
	Road & Rail – 0.4% (0.3% of Total Investments)
1,000	Avis Budget Car Rental	2.957%	5/15/14	B	965,000
	Software – 0.4% (0.3% of Total Investments)
850	SoftBrands Inc/Atlantis, 144A	11.500%	7/15/18	B-	858,500
	Specialty Retail – 0.0% (0.0% of Total Investments)
480	Local Insight Regatta Holdings, (6)	11.000%	12/01/17	Caa3	48
$30,187	Total Corporate Bonds (cost $27,066,221)				27,055,206
Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 5.7% (4.1% of Total Investments)
$12,640	Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/12, repurchase price $12,640,331, collateralized by $12,250,000 U.S. Treasury Notes, 1.750%, due 5/31/16, value $12,895,943	0.010%	2/01/12		$12,640,327
	Total Short-Term Investments (cost $12,640,327)				12,640,327
	Total Investments (cost $318,549,855) – 138.1%				308,571,855
	Borrowings – (33.8)% (8), (9)				(75,500,000)
	Other Assets Less Liabilities – (4.3)% (10)				(9,623,018)
	Net Assets Applicable to Common Shares – 100%				$223,448,837

Investments in Derivatives at January 31, 2012

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate*	Fixed Rate Payment Frequency	Termination Date	Unrealized Appreciation (Depreciation)
Goldman Sachs	$18,487,500	Receive	1-Month USD-LIBOR	0.344%	Monthly	4/20/12	$3,034
Goldman Sachs	18,487,500	Receive	1-Month USD-LIBOR	1.300	Monthly	4/20/14	(397,088)
Morgan Stanley	18,487,500	Receive	1-Month USD-LIBOR	2.201	Monthly	4/20/16	(1,176,237)
							$(1,570,291)

*  Annualized.

Nuveen Investments

NSL

Nuveen Senior Income Fund (continued)

Portfolio of INVESTMENTS January 31, 2012 (Unaudited)

    For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease

  (1)  All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  (2)  Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

  (3)  Ratings: Using the highest of Standard & Poor's Group ("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be   below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

  (4)  Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks.

    Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan

  (5)  Investment, or portion of investment, represents an unfunded Senior Loan commitment outstanding at January 31, 2011. Negative value represents unrealized depreciation on unfunded Senior Loan commitment outstanding at January 31, 2011.

  (6)  At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund's Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund's custodian to cease accruing additional income on the Fund's records.

  (7)  Non-income producing; issuer has not declared a dividend within the past twelve months.

  (8)  Borrowings as a percentage of total investments is 24.5%.

  (9)  The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.

  (10)  Other Assets Less Liabilities includes the net Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at January 31, 2012.

  (11)  Investment, or portion of investment, has been pledged as collateral for investments in derivatives.

  (12)  For fair value measurement disclosure purposes, Common Stock categorized as Level 2. See Notes to Financial Statements, Footnote 1—General Information and Significant Accounting Policies, Investment Valuation for more information.

  N/R  Not rated.

  DD1  Investment, or portion of investment, purchased on a delayed delivery basis.

  WI/DD  Purchased on a when-issued or delayed delivery basis.

  144A  Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyer.

  PIK  Payment in-kind.

  TBD  Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

  USD-LIBOR  United States Dollar-London Inter-Bank Offered Rate

See accompanying notes to financial statements.

Nuveen Investments

JFR

Nuveen Floating Rate Income Fund

Portfolio of INVESTMENTS

  January 31, 2012 (Unaudited)

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (2)	Ratings (3)	Value
	Variable Rate Senior Loan Interests – 121.3% (86.6% of Total Investments) (4)
	Airlines – 1.8% (1.3% of Total Investments)
$3,000	Delta Air Lines, Inc. Revolving Loan, Delayed Draw, (5)	0.750%	3/28/13	Ba2	$(165,000)
10,294	United Air Lines, Inc., Term Loan B	2.313%	2/01/14	BB-	10,062,699
13,294	Total Airlines				9,897,699
	Auto Components – 3.0% (2.1% of Total Investments)
889	Autoparts Holdings, Ltd., Term Loan, Second Lien	10.500%	1/29/18	B-	862,222
519	Autoparts Holdings, Ltd., Term Loan	6.500%	7/29/17	B+	520,321
10,241	Federal-Mogul Corporation, Tranche B, Term Loan	2.235%	12/29/14	Ba3	9,811,930
5,655	Federal-Mogul Corporation, Tranche C, Term Loan	2.220%	12/28/15	Ba3	5,418,498
17,304	Total Auto Components				16,612,971
	Automobiles – 0.2% (0.1% of Total Investments)
983	Chrysler Group LLC, Term Loan	6.000%	5/24/17	BB	964,276
	Biotechnology – 2.8% (2.0% of Total Investments)
2,917	Alkermes, Inc., Term Loan, First Lien	6.750%	9/16/17	BB	2,945,834
1,333	Alkermes, Inc., Term Loan, Second Lien	9.500%	9/16/18	B	1,383,333
5,970	Grifols, Term Loan	6.000%	6/01/17	BB	6,005,324
5,976	Onex Carestream Finance LP, Term Loan, DD1	5.000%	2/25/17	BB-	5,648,304
16,196	Total Biotechnology				15,982,795
	Building Products – 1.6% (1.1% of Total Investments)
1,273	Goodman Global Inc., Second Lien Term Loan	9.000%	10/28/17	B-	1,283,626
7,549	Goodman Global Inc., Term Loan	5.750%	10/28/16	B+	7,591,880
8,822	Total Building Products				8,875,506
	Capital Markets – 0.8% (0.6% of Total Investments)
585	BNY Convergex Group LLC, Incremental Term Loan	5.000%	12/19/16	B+	568,785
1,329	BNY Convergex Group LLC, Term Loan	5.000%	12/19/16	B+	1,291,798
2,910	Citco III Limited, Term Loan	5.500%	6/29/18	N/R	2,804,874
4,824	Total Capital Markets				4,665,457
	Chemicals – 3.9% (2.8% of Total Investments)
2,500	Hercules Offshore, Inc., Term Loan, WI/DD	TBD	TBD	B-	2,477,430
2,742	Ashland, Inc., Term Loan	3.750%	8/23/18	Baa3	2,755,464
205	Hexion Specialty Chemicals, Inc., Tranche C, Term Loan B1	4.063%	5/05/15	Ba3	202,350
92	Hexion Specialty Chemicals, Inc., Tranche C, Term Loan B2	4.375%	5/05/15	Ba3	91,091
2,513	Ineos US Finance LLC, Tranche B2	7.500%	12/16/13	Ba3	2,606,155
2,531	Ineos US Finance LLC, Tranche C2	8.000%	12/16/14	Ba3	2,624,816
1,333	Polyone Corp, Term Loan B	5.000%	11/01/17	Ba1	1,339,834
2,851	Styron S.a.r.l. Corporation,Term Loan	6.000%	8/02/17	B+	2,608,848
7,323	Univar, Inc., Term Loan	5.000%	6/30/17	B+	7,251,616
22,090	Total Chemicals				21,957,604
	Commercial Banks – 0.7% (0.5% of Total Investments)
1,980	Fifth Third Processing Solutions LLC, Term Loan B1, First Lien	4.500%	11/03/16	BB-	1,984,988
1,990	SourceHov LLC, Term Loan B, First Lien	6.625%	4/28/17	B+	1,788,512
3,970	Total Commercial Banks				3,773,500

Nuveen Investments

JFR

Nuveen Floating Rate Income Fund (continued)

Portfolio of INVESTMENTS January 31, 2012 (Unaudited)

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (2)	Ratings (3)	Value
	Commercial Services & Supplies – 1.1% (0.8% of Total Investments)
$2,735	Ceridian Corporation, US Term Loan	3.271%	11/09/14	B1	$2,571,173
2,405	KAR Auction Services, Inc., Term Loan	5.000%	5/19/17	BB-	2,404,372
98	ServiceMaster Company, Delayed Term Loan	2.770%	7/24/14	B+	96,333
984	ServiceMaster Company, Term Loan	2.850%	7/24/14	B+	967,342
6,222	Total Commercial Services & Supplies				6,039,220
	Communications Equipment – 3.1% (2.2% of Total Investments)
4,316	Intelsat, Term Loan	5.250%	4/02/18	BB-	4,330,395
11,441	Avaya, Inc., Term Loan	3.256%	10/27/14	B1	11,106,557
2,000	Genesys International Corporation, Term Loan B, WI/DD	TBD	TBD	BB-	2,003,126
17,757	Total Communications Equipment				17,440,078
	Construction Materials – 0.3% (0.2% of Total Investments)
1,600	Summit Materials Companies LLC, Term Loan B	6.000%	1/23/19	B+	1,600,000
	Consumer Finance – 0.9% (0.6% of Total Investments)
1,247	MoneyGram Payment Systems Worldwide, Inc., Term Loan B-1	4.500%	11/17/17	BB-	1,240,641
895	Peach Holdings, Inc., Term Loan	8.750%	11/21/13	B3	835,373
3,000	Springleaf Financial Funding Company, Term Loan	5.500%	5/10/17	B+	2,803,749
5,142	Total Consumer Finance				4,879,763
	Containers & Packaging – 0.1% (0.1% of Total Investments)
812	Sealed Air Corporation, Term Loan	4.750%	10/03/18	Ba1	822,373
	Diversified Consumer Services – 2.9% (2.1% of Total Investments)
7,125	Cengage Learning Acquisitions, Inc., Term Loan	2.520%	7/03/14	B+	6,327,333
4,948	Advantage Sales and Marketing, Inc., Term Loan, First Lien	5.250%	12/18/17	B+	4,923,771
2,376	Brickman Group Holdings, Inc., Tranche B, Term Loan	7.250%	10/14/16	B+	2,395,305
2,978	Laureate Education, Inc., Extended Term Loan	5.250%	6/15/18	B1	2,789,545
17,427	Total Diversified Consumer Services				16,435,954
	Diversified Financial Services – 1.4% (1.0% of Total Investments)
1,588	FoxCo Acquisition Sub LLC, Term Loan	4.750%	7/14/15	B+	1,584,435
3,500	Ocwen Financial Corporation, Add on Term Loan, WI/DD	TBD	TBD	B1	3,480,312
3,000	UPC Broadband Holding BV, Term Loan, Tranche AB	4.750%	12/31/17	Ba3	2,996,274
8,088	Total Diversified Financial Services				8,061,021
	Diversified Telecommunication Services – 2.0% (1.5% of Total Investments)
3,000	Charter Communications Operating Holdings LLC, Holdco Term Loan	2.770%	3/06/14	BB+	2,952,501
6,800	Level 3 Financing, Inc., Term Loan	2.746%	3/13/14	Ba3	6,634,250
1,987	WideOpenWest Finance LLC, Term Loan, First Lien	2.779%	6/30/14	B1	1,902,779
11,787	Total Diversified Telecommunication Services				11,489,530
	Electric Utilities – 0.6% (0.4% of Total Investments)
4,781	TXU Corporation, 2014 Term Loan	3.795%	10/10/14	B2	3,282,483
	Electronic Equipment & Instruments – 1.0% (0.7% of Total Investments)
496	NDS Group, Ltd., Term Loan	4.000%	3/12/18	Ba2	494,383
5,486	Smart Modular Technologies, Inc., Term Loan	8.250%	8/26/17	B+	4,992,488
5,982	Total Electronic Equipment & Instruments				5,486,871
	Energy Equipment & Services – 0.5% (0.4% of Total Investments)
2,948	Gibson Energy ULC, Term Loan	5.750%	6/15/18	BB-	2,963,502
	Food & Staples Retailing – 5.3% (3.7% of Total Investments)
12,828	Reynolds Group Holdings, Inc., Add on Term Loan	6.500%	8/09/18	BB-	12,896,491
17,449	U.S. Foodservice, Inc., Term Loan	2.775%	7/03/14	B3	16,645,411
30,277	Total Food & Staples Retailing				29,541,902

Nuveen Investments

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (2)	Ratings (3)	Value
	Food Products – 2.3% (1.6% of Total Investments)
$2,000	Great Atlantic and Pacific Tea Company, Inc., Term Loan	8.750%	6/14/12	BB-	$2,010,000
4,785	Michael Foods Group, Inc., Term Loan	4.250%	2/25/18	B+	4,792,389
3,950	Pierre Foods, Inc., Term Loan	7.000%	9/30/16	B+	3,942,594
1,888	Pinnacle Foods Finance LLC, Tranche D, Term Loan	6.000%	4/02/14	Ba3	1,904,011
12,623	Total Food Products				12,648,994
	Health Care Equipment & Supplies – 2.0% (1.4% of Total Investments)
10,000	Chiron Merger Sub, Inc., Term Loan	7.000%	5/04/18	Ba2	10,192,000
142	Fenwal, Inc., Delayed Term Loan	2.773%	2/28/14	B	137,451
826	Fenwal, Inc., Term Loan	2.773%	2/28/14	B	801,563
10,968	Total Health Care Equipment & Supplies				11,131,014
	Health Care Providers & Services – 12.6% (9.0% of Total Investments)
7,817	Community Health Systems, Inc., Term Loan	2.755%	7/25/14	BB	7,732,022
1,647	Sun Healthcare Group, Inc., Term Loan	8.750%	10/18/16	Ba1	1,461,417
1,474	Ardent Medical Services, Inc., Term Loan	6.500%	9/15/15	B1	1,479,298
401	Community Health Systems, Inc., Delayed Term Loan	2.520%	7/25/14	BB	397,127
5,917	Gentiva Health Services, Inc., Term Loan B, DD1	4.750%	8/17/16	B1	5,466,122
13,779	Golden Living, Term Loan	5.000%	5/04/18	B+	12,452,858
2,808	HCA, Inc., Tranche B2, Term Loan	3.829%	3/31/17	BB	2,750,180
2,500	Health Management Associates, Inc., Term Loan B	4.500%	11/16/18	BB-	2,477,345
1,122	Healthspring, Term Loan	6.750%	10/21/16	BB-	1,120,397
5,970	Kindred Healthcare, Term Loan	5.250%	6/01/18	Ba3	5,775,975
755	LifeCare Holdings, Inc., Term Loan Add On	8.327%	2/01/16	Caa1	645,569
4,185	LifeCare, Term Loan	8.327%	2/01/16	Caa1	3,578,398
2,703	MultiPlan, Inc., Term Loan B	4.750%	8/26/17	Ba3	2,657,193
5,211	National Mentor Holdings, Inc., Tranche B	7.000%	2/09/17	B+	5,060,820
1,188	Renal Advantage, Inc., Tranche B, Term Loan	5.750%	12/17/16	Ba3	1,189,857
6,994	Select Medical Corporation, Term Loan	5.500%	6/01/18	BB-	6,778,112
1,410	Skilled Healthcare Group, Inc., Term Loan	5.264%	4/09/16	B+	1,334,958
1,625	Universal Health Services, Inc., Term Loan B	3.750%	11/15/16	BB+	1,624,857
6,861	Vanguard Health Holding Company II LLC, Initial Term Loan	5.000%	1/29/16	Ba2	6,867,844
74,367	Total Health Care Providers & Services				70,850,349
	Health Care Technology – 1.4% (1.0% of Total Investments)
7,667	Emdeon Business Services LLC, Term Loan	6.750%	11/02/18	BB-	7,751,321
350	Fenwal, Inc., Term Loan, Second Lien	5.773%	8/28/14	B-	327,250
8,017	Total Health Care Technology				8,078,571
	Hotels, Restaurants & Leisure – 6.2% (4.4% of Total Investments)
4,925	24 Hour Fitness Worldwide, Inc., New Term Loan	7.500%	4/22/16	Ba3	4,793,256
1,500	Harrah's Operating Company, Inc., Term Loan B1	3.276%	1/28/15	B	1,353,309
3,000	Harrah's Operating Company, Inc., Term Loan B2	3.276%	1/28/15	B	2,712,321
1,960	Harrah's Operating Company, Inc., Term Loan B3	3.279%	1/28/15	B	1,771,787
4,355	Orbitz Worldwide, Inc., Term Loan	3.405%	7/25/14	B+	3,799,434
75	Buffets, Inc., 1st Lien PF/LC Loan	2.324%	4/22/15	D	31,600
486	Caesars Octavius LLC, Term Loan	9.250%	4/25/17	B	479,876
1,952	CCM Merger, Inc., Term Loan	7.000%	3/01/17	B+	1,950,424
581	OSI Restaurant Partners LLC, Revolver	3.519%	6/14/13	B+	568,544
5,162	OSI Restaurant Partners LLC, Term Loan	2.563%	6/14/14	B+	5,051,427
3,504	Reynolds Group Holdings, Inc., US Term Loan	6.500%	2/09/18	BB	3,522,582
6,777	Seaworld Parks and Entertainment, Inc., Term Loan B	4.000%	8/17/17	BB+	6,778,985
2,000	Six Flags Theme Parks, Inc., Term Loan B	4.250%	12/20/18	BB+	1,999,888
36,277	Total Hotels, Restaurants & Leisure				34,813,433
	Household Products – 1.4% (1.0% of Total Investments)
5,824	Spectrum Brands, Inc., Term Loan	5.002%	6/17/16	B1	5,842,550
1,845	Visant Corporation, Term Loan	5.250%	12/22/16	BB-	1,757,445
7,669	Total Household Products				7,599,995

Nuveen Investments

JFR

Nuveen Floating Rate Income Fund (continued)

Portfolio of INVESTMENTS January 31, 2012 (Unaudited)

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (2)	Ratings (3)	Value
	Industrial Conglomerates – 1.2% (0.9% of Total Investments)
$663	Eagle Parent, Inc., Term Loan	5.000%	5/16/18	Ba3	$654,212
840	Evertec, Inc., Term Loan	5.250%	9/30/16	BB-	832,172
1,973	Presidio, Inc., Term Loan	7.250%	3/31/17	Ba3	1,998,000
2,500	Sequa Corporation, Term Loan B	3.831%	12/03/14	B1	2,471,095
984	U.S. Foodservice, Inc., Term Loan, First Lien	5.750%	3/31/17	B-	974,756
6,960	Total Industrial Conglomerates				6,930,235
	Internet Software & Services – 3.2% (2.3% of Total Investments)
3,940	Sabre, Inc., Term Loan	2.348%	9/30/14	B1	3,532,566
5,054	Go Daddy Operating Co., LLC, Term Loan, First Lien	7.000%	12/17/18	Ba3	5,086,851
750	Open Solutions, Inc., Term Loan B	2.685%	1/23/14	B+	686,293
3,914	SkillSoft Corporation, Term Loan	6.500%	5/26/17	BB-	3,925,775
4,958	Web.com, Term Loan, First Lien	7.000%	10/27/17	Ba3	4,733,141
18,616	Total Internet Software & Services				17,964,626
	IT Services – 9.2% (6.6% of Total Investments)
8,996	First Data Corporation, Term Loan B1	3.027%	9/24/14	B+	8,537,779
1,835	Infor Global Solutions Intermediate Holdings, Ltd., Extended Delayed Draw Term Loan	6.020%	7/28/15	B+	1,788,890
1,810	SunGard Data Systems, Inc., Term Loan B	2.041%	2/28/14	BB	1,791,703
800	Attachmate Corporation, Second Lien Term Loan	9.500%	10/27/17	CCC+	771,000
4,938	Attachmate Corporation, Term Loan	6.500%	4/27/17	BB-	4,861,379
1,948	First Data Corporation, Term Loan B2	3.027%	9/24/14	B+	1,849,307
3,168	First Data Corporation, Term Loan B3	3.027%	9/24/14	B+	3,008,017
7,788	Frac Tech International LLC, Term Loan	6.250%	5/06/16	B+	7,781,275
5,155	Infor Global Solutions Intermediate Holdings, Ltd., Holdco PIK Term Loan	0.000%	9/02/14	N/R	3,082,837
1,265	Infor Global Solutions Intermediate Holdings, Ltd., Second Lien Delayed Draw	6.520%	3/02/14	CCC+	1,107,264
1,988	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B2	7.250%	7/28/15	B+	1,958,214
2,186	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, Second Lien	6.520%	3/02/14	CCC+	1,948,611
3,510	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan	6.020%	7/28/15	B+	3,438,439
4,329	SRA International, Term Loan	6.500%	7/20/18	B1	4,234,176
1,367	Syniverse Holdings, Inc., Term Loan	5.250%	12/21/17	BB-	1,373,492
2,864	VFH Parent LLC, Term Loan	7.500%	7/08/16	BBB-	2,892,514
1,385	Web.com, Term Loan, Second Lien	11.000%	10/27/18	B3	1,262,769
55,332	Total IT Services				51,687,666
	Leisure, Equipment & Products – 4.5% (3.2% of Total Investments)
2,590	BLB Management Services, Inc., Term Loan	8.500%	11/05/15	BB	2,597,901
6,983	Academy, Ltd., Term Loan	6.000%	8/03/18	B	7,007,342
14,278	Bombardier Recreational Products, Inc., Term Loan	2.796%	6/28/13	B2	14,197,511
1,500	Eastman Kodak Co., DIP Term Loan, WI/DD	TBD	TBD	B	1,510,312
25,351	Total Leisure, Equipment & Products				25,313,066
	Machinery – 0.5% (0.4% of Total Investments)
3,033	ColFax Corporation Term Loan	4.500%	11/30/18	BB+	3,048,500
	Media – 8.4% (6.0% of Total Investments)
1,587	Gray Television, Inc., Term Loan B	3.800%	12/31/14	B	1,564,588
2,888	Tribune Company, Term Loan B, (6)	0.000%	6/04/14	Ca	1,857,922
22,494	Univision Communications, Inc., Term Loan	4.520%	3/31/17	B+	21,214,227
4,729	Yell Group PLC, Term Loan	4.020%	7/31/14	N/R	1,438,530
5,550	Cumulus Media, Inc., Term Loan, First Lien	5.750%	9/17/18	Ba2	5,565,379
5,000	Cumulus Media, Inc., Term Loan, Second Lien	7.500%	3/18/19	B2	4,978,125
2,249	Interactive Data Corporation, Term Loan B	4.500%	2/11/18	Ba3	2,247,240
3,177	Mediacom Broadband LLC, Tranche D, Term Loan	5.500%	3/31/17	BB-	3,160,991
3,898	Spanish Broadcasting System, Inc., Term Loan B	2.020%	6/11/12	B-	3,878,808
2,469	SuperMedia, Term Loan	11.000%	12/31/15	Caa1	1,192,932
54,041	Total Media				47,098,742

Nuveen Investments

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (2)	Ratings (3)	Value
	Metals & Mining – 0.3% (0.2% of Total Investments)
$1,690	Fairmount Minerals, Ltd., Tranche B, Term Loan	5.250%	3/15/17	BB-	$1,698,450
	Multiline Retail – 1.3% (0.9% of Total Investments)
2,205	99 Cents Only Store, Term Loan B, DD1	6.000%	1/11/19	B+	2,220,528
1,990	Bass Pro Group LLC, Term Loan B	5.250%	6/13/17	BB-	1,989,170
3,000	Neiman Marcus Group, Inc., Term Loan	4.750%	5/16/18	BB-	2,952,708
7,195	Total Multiline Retail				7,162,406
	Oil, Gas & Consumable Fuels – 3.0% (2.2% of Total Investments)
2,887	CCS Income Trust, Term Loan	3.270%	11/14/14	B	2,767,219
3,426	Western Refining, Inc., Term Loan	7.500%	3/15/17	B+	3,457,397
951	Alon USA Energy, Inc., Edgington Facility	2.722%	8/05/13	B+	915,758
7,604	Alon USA Energy, Inc., Paramount Facility	2.695%	8/05/13	B+	7,325,930
1,820	Brand Energy & Infrastructure Services, Inc., Term Loan B	2.875%	2/07/14	B	1,535,612
1,000	CCS Income Trust, Delayed Term Loan, WI/DD	TBD	TBD	B	958,438
17,688	Total Oil, Gas & Consumable Fuels				16,960,354
	Paper & Forest Products – 1.6% (1.2% of Total Investments)
4,552	Newark Group, Inc., DIP Term Loan	11.750%	3/31/14	Caa1	4,666,202
4,674	Wilton Products, Term Loan	3.520%	8/01/14	N/R	4,390,924
9,226	Total Paper & Forest Products				9,057,126
	Personal Products – 0.8% (0.6% of Total Investments)
1,104	NBTY, Inc., Term Loan B1	4.250%	10/01/17	BB-	1,105,190
1,625	Prestige Brands, Inc., Term Loan 1, WI/DD	TBD	TBD	BB-	1,635,156
1,935	Revlon Consumer Products Corporation, Term Loan	4.750%	11/19/17	BB-	1,933,501
4,664	Total Personal Products				4,673,847
	Pharmaceuticals – 4.4% (3.1% of Total Investments)
2,772	ConvaTec Healthcare, Term Loan	5.750%	12/30/16	Ba3	2,760,912
5,625	Graceway Pharmaceuticals LLC, Second Lien Term Loan, (6)	0.000%	5/03/13	N/R	126,562
188	Graceway Pharmaceuticals LLC, Term Loan, (6)	0.000%	5/03/12	N/R	112,941
6,000	Pharmaceutical Product Development, Inc., Term Loan	6.250%	12/05/18	BB-	6,049,842
6,368	Quintiles Transnational Corporation, Term Loan B	5.000%	6/08/18	BB-	6,356,085
4,219	Warner Chilcott Corporation, Term Loan B1, DD1	4.250%	3/17/18	BBB-	4,224,716
2,109	Warner Chilcott Corporation, Term Loan B2, DD1	4.250%	3/17/18	BBB-	2,112,358
2,900	Warner Chilcott Corporation, Term Loan B3, DD1	4.250%	3/17/18	BBB-	2,904,492
30,181	Total Pharmaceuticals				24,647,908
	Professional Services – 0.0% (0.0% of Total Investments)
629	Vertrue Inc., Term Loan, (6)	5.810%	8/16/14	Ca	182,359
	Real Estate Investment Trust – 2.2% (1.6% of Total Investments)
7,999	iStar Financial, Inc., Tranche A1	5.000%	6/28/13	BB-	7,996,567
1,800	Walter Investment Management Corporation, Term Loan, First Lien	7.750%	6/30/16	B+	1,833,000
2,599	Walter Investment Management Corporation, Term Loan, Second Lien	12.500%	12/30/16	B-	2,606,351
12,398	Total Real Estate Investment Trust				12,435,918
	Real Estate Management & Development – 3.7% (2.6% of Total Investments)
4,131	Realogy Corporation, Delayed Term Loan	4.691%	10/10/16	B1	3,863,772
13,247	Capital Automotive LP, Tranche B	5.000%	3/11/17	Ba3	13,197,688
3,454	LNR Property Corporation, Term Loan	4.750%	4/29/16	BB+	3,443,612
20,832	Total Real Estate Management & Development				20,505,072
	Road & Rail – 1.9% (1.4% of Total Investments)
10,113	Swift Transportation Company, Inc., Term Loan	6.000%	12/21/16	BB	10,182,198
642	Avis Budget Car Rental LLC, Term Loan	5.750%	4/19/14	Ba1	646,365
10,755	Total Road & Rail				10,828,563

Nuveen Investments

JFR

Nuveen Floating Rate Income Fund (continued)

Portfolio of INVESTMENTS January 31, 2012 (Unaudited)

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (2)	Ratings (3)	Value
	Semiconductors & Equipment – 3.0% (2.1% of Total Investments)
$8,384	Freescale Semiconductor, Inc., Term Loan	4.545%	12/01/16	Ba3	$8,224,926
5,950	NXP Semiconductor LLC, Term Loan	4.500%	3/04/17	B2	5,840,943
898	NXP Semiconductor LLC, Tranche A2, Term Loan	5.500%	3/03/17	B+	889,895
1,657	Spansion LLC, Term Loan	4.750%	2/09/15	BB+	1,655,177
16,889	Total Semiconductors & Equipment				16,610,941
	Software – 4.0% (2.8% of Total Investments)
7,500	BlackBoard, Inc., Term Loan, First Lien	7.500%	9/23/18	B+	7,298,438
3,610	Datatel Parent Corp, Term Loan B	6.250%	6/13/18	B	3,640,219
8,500	IPC Systems, Inc., Term Loan, Second Lien, DD1	5.559%	6/01/15	CCC	7,193,125
4,497	IPC Systems, Inc., Term Loan	2.757%	6/02/14	B1	4,246,037
24,107	Total Software				22,377,819
	Specialty Retail – 4.9% (3.5% of Total Investments)
1,782	Michaels Stores, Inc., Term Loan B1	2.875%	10/31/13	B+	1,780,384
6,109	Toys "R" Us – Delaware, Inc., Term Loan	6.000%	9/01/16	BB-	6,090,433
3,502	Toys "R" Us – Delaware Inc., Term Loan	5.250%	5/17/18	BB-	3,449,864
3,264	Burlington Coat Factory Warehouse Corporation, Term Loan B	6.250%	2/23/17	B-	3,266,923
826	Claire's Stores, Inc., Term Loan B	3.069%	5/29/14	B	757,915
2,983	J Crew Group, Term Loan	4.750%	3/07/18	B1	2,886,165
4,715	Jo-Ann Stores, Inc., Term Loan	4.750%	3/16/18	B+	4,599,462
2,626	Lord & Taylor Holdings LLC, Term Loan	5.750%	12/21/18	BB	2,633,749
2,206	Petco Animal Supplies, Inc., Term Loan	4.500%	11/24/17	B1	2,190,760
28,013	Total Specialty Retail				27,655,655
	Wireless Telecommunication Services – 3.3% (2.4% of Total Investments)
10,051	Asurion LLC, Term Loan, First Lien	5.500%	5/24/18	B+	10,045,897
8,960	Clear Channel Communications, Inc., Tranche B, Term Loan	3.920%	1/29/16	CCC+	7,195,787
1,500	Crown Castle Operating Company, Term Loan B, WI/DD	TBD	TBD	B1	1,501,736
20,511	Total Wireless Telecommunication Services				18,743,420
$718,338	Total Variable Rate Senior Loan Interests (cost $681,848,581)				681,477,534
Shares	Description (1)				Value
	Common Stocks – 2.4% (1.7% of Total Investments)
	Building Products – 1.4% (1.0% of Total Investments)
301,905	Masonite Worldwide Holdings, (7)				$8,075,959
	Hotels, Restaurants & Leisure – 0.1% (0.0% of Total Investments)
42,041	BLB Worldwide Holdings Inc., (7), (12)				339,830
	Media – 0.9% (0.7% of Total Investments)
215,163	Metro-Goldwyn-Mayer, (7), (13)				5,110,121
	Total Common Stocks (cost $28,512,579)				13,525,910
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Convertible Bonds – 0.3% (0.3% of Total Investments)
	Communications Equipment – 0.3% (0.3% of Total Investments)
$850	Nortel Networks Corp., (6), (11)	1.750%	4/15/12	N/R	$841,500
1,000	Nortel Networks Corp., (6)	2.125%	4/15/14	D	990,000
1,850	Total Communications Equipment				1,831,500
$1,850	Total Convertible Bonds (cost $1,563,750)				1,831,500

Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 9.4% (6.6% of Total Investments)
	Commercial Services & Supplies – 0.2% (0.1% of Total Investments)
$1,000	Ceridian Corporation	11.250%	11/15/15	CCC	$897,500
	Communications Equipment – 1.0% (0.7% of Total Investments)
2,750	Avaya Inc.	9.750%	11/01/15	CCC+	2,633,125
2,000	Nortel Networks Limited, (6)	0.000%	7/15/13	N/R	2,080,000
650	Nortel Networks Limited, (6)	10.750%	7/15/16	N/R	721,500
5,400	Total Communications Equipment				5,434,625
	Diversified Telecommunication Services – 0.7% (0.5% of Total Investments)
750	IntelSat Bermuda Limited, 144A	11.500%	2/15/17	CCC+	753,750
750	IntelSat Bermuda Limited	11.500%	2/04/17	CCC+	753,750
2,500	IntelSat Bermuda Limited	11.250%	2/04/17	CCC+	2,525,000
4,000	Total Diversified Telecommunication Services				4,032,500
	Health Care Equipment & Supplies – 0.9% (0.7% of Total Investments)
2,450	Chiron Merger Sub Inc., 144A	10.500%	11/01/18	B	2,499,000
2,500	Merge Healthcare Inc.	11.750%	5/01/15	B+	2,656,250
4,950	Total Health Care Equipment & Supplies				5,155,250
	Health Care Providers & Services – 1.6% (1.1% of Total Investments)
2,000	Aurora Diagnostics Holdings LLC	10.750%	1/15/18	B3	1,972,500
3,750	HCA Inc., (11)	8.500%	4/15/19	BB	4,162,500
1,293	Select Medical Corporation	7.625%	2/01/15	CCC+	1,280,070
1,000	Select Medical Corporation	6.267%	9/15/15	CCC+	893,750
500	Vanguard Health Holding LLC/Inc.	8.000%	2/01/18	B-	523,750
8,543	Total Health Care Providers & Services				8,832,570
	Household Products – 0.6% (0.4% of Total Investments)
2,750	Sprectum Brands Inc.	9.500%	6/15/18	B1	3,117,813
	IT Services – 0.7% (0.5% of Total Investments)
3,000	First Data Corporation, 144A	7.375%	6/15/19	B+	2,992,500
1,228	First Data Corporation	10.550%	9/24/15	B-	1,216,005
4,228	Total IT Services				4,208,505
	Media – 1.6% (1.1% of Total Investments)
5,500	Clear Channel Communications, Inc.	5.500%	9/15/14	CCC-	4,592,500
2,250	Clear Channel Communications, Inc.	10.750%	8/01/16	CCC-	1,676,250
3,700	Clear Channel Communications, Inc.	6.875%	6/15/18	CCC-	1,942,500
140	Readers Digest Association	9.500%	2/15/17	B3	116,900
400	WM Finance Corporation, 144A	11.500%	10/01/18	B-	408,000
11,990	Total Media				8,736,150
	Paper & Forest Products – 0.2% (0.2% of Total Investments)
2,000	Verso Paper Holdings LLC	4.290%	8/01/14	B	1,330,000
	Pharmaceuticals – 0.7% (0.5% of Total Investments)
1,023	Angiotech Pharmaceuticals Inc.	5.000%	12/01/13	N/A	890,010
2,000	Valeant Pharmaceuticals International, 144A	7.000%	10/01/20	BB-	2,032,500
1,000	Valeant Pharmaceuticals International, 144A	7.250%	7/15/22	BB-	1,012,500
4,023	Total Pharmaceuticals				3,935,010
	Road & Rail – 0.7% (0.5% of Total Investments)
2,000	Avis Budget Car Rental	2.957%	5/15/14	B	1,930,000
2,000	Swift Services Holdings Inc.	10.000%	11/15/18	B	2,172,500
4,000	Total Road & Rail				4,102,500

Nuveen Investments

JFR

Nuveen Floating Rate Income Fund (continued)

Portfolio of INVESTMENTS January 31, 2012 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Software – 0.3% (0.2% of Total Investments)
$1,700	SoftBrands Inc/Atlantis, 144A	11.500%	7/15/18	B-	$1,717,000
	Wireless Telecommunication Services – 0.2% (0.1% of Total Investments)
1,000	Sprint Nextel Corporation	8.375%	8/15/17	B+	930,000
$55,584	Total Corporate Bonds (cost $50,522,703)				52,429,423
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Asset-Backed Securities – 2.1% (1.5% of Total Investments)
$3,000	BlueMountain Collateralized Loan Obligations Limited,
	Securitized Senior Secured Loan Revolving Pool, Series 2011-1, 144A	6.248%	8/16/22	BB	$2,778,909
1,500	Flatiron Collateralized Loan Obligation Limited, Series 2011-1A	5.236%	1/15/23	BB	1,192,104
1,500	Fraser Sullivan Collateralized Loan Obligations Limited, Series 2011-6A, 144A	5.988%	11/22/22	BB	1,393,893
1,800	LCM Limited Partnership, Collateralized Loans Series 2012-10A-D, 144A	5.277%	4/15/22	BBB	1,625,805
3,000	LCM Limited Partnership, Collateralized Loans Series 2012-10A-D, 144A	6.427%	4/15/22	BB	2,570,367
2,500	Race Point Collateralized Loan Obligations, Series 2011-5A, 144A	7.272%	12/15/22	BB	2,322,112
$13,300	Total Asset-Backed Securities (cost $11,234,803)				11,883,190
Shares	Description (1)				Value
	Investment Companies – 2.2% (1.6% of Total Investments)
353,668	Eaton Vance Floating-Rate Income Trust Fund				$5,435,877
963,820	Eaton Vance Senior Income Trust				6,582,891
	Total Investment Companies (cost $11,947,776)				12,018,768
Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 2.4% (1.7% of Total Investments)
$13,577	Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/12, repurchase price $13,576,745, collateralized by $13,765,000 U.S. Treasury Notes, 0.875%, due 1/31/17, value $13,851,031	0.010%	2/01/12		$13,576,741
	Total Short-Term Investments (cost $13,576,741)				13,576,741
	Total Investments (cost $799,206,933) – 140.1%				786,743,066
	Borrowings – (37.3)% (8), (9)				(209,500,000)
	Other Assets Less Liabilities – (2.8)% (10)				(15,504,434)
	Net Assets Applicable to Common Shares – 100%				$561,738,632

Investments in Derivatives at January 31, 2012

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate*	Fixed Rate Payment Frequency	Termination Date	Unrealized Appreciation (Depreciation)
Goldman Sachs	$49,435,000	Receive	1-Month USD-LIBOR	0.344%	Monthly	4/20/12	$8,112
Goldman Sachs	49,435,000	Receive	1-Month USD-LIBOR	1.300	Monthly	4/20/14	(1,061,800)
Morgan Stanley	49,435,000	Receive	1-Month USD-LIBOR	2.201	Monthly	4/20/16	(3,145,222)
							$(4,198,910)

*  Annualized.

Nuveen Investments

    For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

  (1)  All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  (2)  Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

  (3)  Ratings: Using the highest of Standard & Poor's Group ("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

  (4)  Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks.

    Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

  (5)  Investment, or portion of investment, represents an unfunded Senior Loan commitment outstanding at January 31, 2011. Negative value represents unrealized depreciation on unfunded Senior Loan commitment outstanding at January 31, 2011.

  (6)  At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund's Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund's custodian to cease accruing additional income on the Fund's records.

  (7)  Non-income producing; issuer has not declared a dividend within the past twelve months.

  (8)  Borrowings as a percentage of total investments is 26.6%.

  (9)  The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.

  (10)  Other Assets Less Liabilities includes the net Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at January 31, 2012.

  (11)  Investment, or portion of investment, has been pledged as collateral for investments in derivatives.

  (12)  For fair value measurement disclosure purposes, Common Stock categorized as Level 2. See Notes to Financial Statements, Footnote 1—General Information and Significant Accounting Policies, Investment Valuation for more information.

  N/R  Not rated.

  N/A  Not applicable.

  DD1  Investment, or portion of investment, purchased on a delayed delivery basis.

  WI/DD  Purchased on a when-issued or delayed delivery basis.

  144A  Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyer.

  PIK  Payment in-kind.

  TBD  Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

  USD-LIBOR  United States Dollar-London Inter-Bank Offered Rate.

See accompanying notes to financial statements.

Nuveen Investments

JRO

Nuveen Floating Rate Income Opportunity Fund

Portfolio of INVESTMENTS

  January 31, 2012 (Unaudited)

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (2)	Ratings (3)	Value
	Variable Rate Senior Loan Interests – 114.1% (83.1% of Total Investments) (4)
	Aerospace & Defense – 0.2% (0.2% of Total Investments)
$407	DAE Aviation Holdings, Inc., Term Loan B1	5.560%	7/31/14	B	$399,895
392	DAE Aviation Holdings, Inc., Term Loan B2	5.560%	7/31/14	B	384,758
799	Total Aerospace & Defense				784,653
	Airlines – 1.4% (1.0% of Total Investments)
2,000	Delta Air Lines, Inc. Revolving Loan, Delayed Draw, (5)	0.750%	3/28/13	Ba2	(110,000)
5,129	United Air Lines, Inc., Term Loan B	2.313%	2/01/14	BB-	5,013,182
7,129	Total Airlines				4,903,182
	Auto Components – 3.6% (2.6% of Total Investments)
889	Autoparts Holdings, Ltd., Term Loan, Second Lien	10.500%	1/29/18	B-	862,222
8,292	Federal-Mogul Corporation, Tranche B, Term Loan	2.235%	12/29/14	Ba3	7,944,353
4,231	Federal-Mogul Corporation, Tranche C, Term Loan	2.220%	12/28/15	Ba3	4,054,037
13,412	Total Auto Components				12,860,612
	Automobiles – 0.1% (0.1% of Total Investments)
491	Chrysler Group LLC, Term Loan	6.000%	5/24/17	BB	482,138
	Biotechnology – 3.2% (2.4% of Total Investments)
2,083	Alkermes, Inc., Term Loan, First Lien	6.750%	9/16/17	BB	2,104,166
1,000	Alkermes, Inc., Term Loan, Second Lien	9.500%	9/16/18	B	1,037,500
3,582	Grifols, Term Loan	6.000%	6/01/17	BB	3,603,195
4,976	Onex Carestream Finance LP, Term Loan, DD1	5.000%	2/25/17	BB-	4,703,096
11,641	Total Biotechnology				11,447,957
	Building Products – 1.1% (0.8% of Total Investments)
1,909	Goodman Global Inc., Second Lien Term Loan	9.000%	10/28/17	B-	1,925,438
1,816	Goodman Global Inc., Term Loan	5.750%	10/28/16	B+	1,826,239
3,725	Total Building Products				3,751,677
	Capital Markets – 1.1% (0.8% of Total Investments)
293	BNY Convergex Group LLC, Incremental Term Loan	5.000%	12/19/16	B+	284,393
665	BNY Convergex Group LLC, Term Loan	5.000%	12/19/16	B+	645,899
2,910	Citco III Limited, Term Loan	5.500%	6/29/18	N/R	2,804,874
3,868	Total Capital Markets				3,735,166
	Chemicals – 2.9% (2.1% of Total Investments)
2,000	Hercules Offshore, Inc., Term Loan, WI/DD	TBD	TBD	B-	1,981,944
248	Hexion Specialty Chemicals, Inc., Tranche C, Term Loan B1	4.063%	5/05/15	Ba3	245,303
106	Hexion Specialty Chemicals, Inc., Tranche C, Term Loan B2	4.375%	5/05/15	Ba3	104,514
1,865	Ineos US Finance LLC, Tranche B2	7.500%	12/16/13	Ba3	1,933,490
1,927	Ineos US Finance LLC, Tranche C2	8.000%	12/16/14	Ba3	1,997,593
1,000	Polyone Corp, Term Loan B	5.000%	11/01/17	Ba1	1,004,875
2,129	Styron S.a.r.l. Corporation,Term Loan	6.000%	8/02/17	B+	1,947,578
1,218	Univar, Inc., Term Loan	5.000%	6/30/17	B+	1,205,692
10,493	Total Chemicals				10,420,989
	Commercial Banks – 0.3% (0.2% of Total Investments)
995	SourceHov LLC, Term Loan B, First Lien	6.625%	4/28/17	B+	894,256

Nuveen Investments

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (2)	Ratings (3)	Value
	Commercial Services & Supplies – 0.9% (0.6% of Total Investments)
$2,735	Ceridian Corporation, US Term Loan	3.271%	11/09/14	B1	$2,571,173
45	ServiceMaster Company, Delayed Term Loan	2.770%	7/24/14	B+	44,299
452	ServiceMaster Company, Term Loan	2.850%	7/24/14	B+	444,838
3,232	Total Commercial Services & Supplies				3,060,310
	Communications Equipment – 2.3% (1.7% of Total Investments)
7,050	Avaya, Inc., Term Loan	3.256%	10/27/14	B1	6,843,748
1,250	Genesys International Corporation, Term Loan B, WI/DD	TBD	TBD	BB-	1,251,954
8,300	Total Communications Equipment				8,095,702
	Construction Materials – 0.3% (0.2% of Total Investments)
1,000	Summit Materials Companies LLC, Term Loan B	6.000%	1/23/19	B2	1,000,000
	Consumer Finance – 0.5% (0.3% of Total Investments)
1,750	Springleaf Financial Funding Company, Term Loan	5.500%	5/10/17	B+	1,635,520
	Containers & Packaging – 0.3% (0.2% of Total Investments)
1,012	Sealed Air Corporation, Term Loan	4.750%	10/03/18	Ba1	1,024,998
	Diversified Consumer Services – 4.0% (2.9% of Total Investments)
5,593	Cengage Learning Acquisitions, Inc., Term Loan	2.520%	7/03/14	B+	4,966,401
480	Advantage Sales and Marketing, Inc., Term Loan, First Lien	5.250%	12/18/17	B+	477,777
4,276	Brickman Group Holdings, Inc., Tranche B, Term Loan	7.250%	10/14/16	B+	4,310,443
4,896	Laureate Education, Inc., Extended Term Loan	5.250%	6/15/18	B1	4,586,619
15,245	Total Diversified Consumer Services				14,341,240
	Diversified Financial Services – 1.7% (1.3% of Total Investments)
1,588	FoxCo Acquisition Sub LLC, Term Loan	4.750%	7/14/15	B+	1,584,435
2,500	Ocwen Financial Corporation, Add on Term Loan, WI/DD	TBD	TBD	B1	2,485,938
2,143	UPC Broadband Holding BV, Term Loan, Tranche AB	4.750%	12/31/17	Ba3	2,140,196
6,231	Total Diversified Financial Services				6,210,569
	Diversified Telecommunication Services – 3.2% (2.3% of Total Investments)
3,000	Charter Communications Operating Holdings LLC, Holdco Term Loan	2.770%	3/06/14	BB+	2,952,501
2,000	Intelsat, Unsecured Term Loan	2.785%	2/01/14	B	1,964,500
4,533	Level 3 Financing, Inc., Term Loan	2.746%	3/13/14	Ba3	4,422,833
1,987	WideOpenWest Finance LLC, Term Loan, First Lien	2.779%	6/30/14	B1	1,902,779
11,520	Total Diversified Telecommunication Services				11,242,613
	Electric Utilities – 0.4% (0.3% of Total Investments)
2,022	TXU Corporation, 2014 Term Loan	3.795%	10/10/14	B2	1,388,157
	Electrical Equipment – 0.7% (0.5% of Total Investments)
2,500	Sensus Metering Systems, Inc., Term Loan, Second Lien	8.500%	5/09/18	B-	2,465,625
	Electronic Equipment & Instruments – 0.9% (0.7% of Total Investments)
3,491	Smart Modular Technologies, Inc., Term Loan	8.250%	8/26/17	B+	3,177,038
	Energy Equipment & Services – 0.6% (0.5% of Total Investments)
2,211	Gibson Energy ULC, Term Loan	5.750%	6/15/18	BB-	2,222,627
	Food & Staples Retailing – 6.0% (4.4% of Total Investments)
10,263	Reynolds Group Holdings, Inc., Add on Term Loan	6.500%	8/09/18	BB-	10,317,193
11,561	U.S. Foodservice, Inc., Term Loan	2.775%	7/03/14	B3	11,028,707
21,824	Total Food & Staples Retailing				21,345,900
	Food Products – 1.4% (1.0% of Total Investments)
1,000	Great Atlantic and Pacific Tea Company, Inc., Term Loan	8.750%	6/14/12	BB-	1,005,000
2,963	Pierre Foods, Inc., Term Loan	7.000%	9/30/16	B+	2,956,945
1,133	Pinnacle Foods Finance LLC, Tranche D, Term Loan	6.000%	4/02/14	Ba3	1,142,407
5,096	Total Food Products				5,104,352

Nuveen Investments

JRO

Nuveen Floating Rate Income Opportunity Fund (continued)

Portfolio of INVESTMENTS January 31, 2012 (Unaudited)

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (2)	Ratings (3)	Value
	Health Care Equipment & Supplies – 2.3% (1.7% of Total Investments)
$7,000	Chiron Merger Sub, Inc., Term Loan	7.000%	5/04/18	Ba2	$7,134,400
234	Fenwal, Inc., Delayed Term Loan	2.773%	2/28/14	B	226,584
741	Fenwal, Inc., Term Loan	2.773%	2/28/14	B	719,017
7,975	Total Health Care Equipment & Supplies				8,080,001
	Health Care Providers & Services – 8.1% (5.9% of Total Investments)
1,098	Sun Healthcare Group, Inc., Term Loan	8.750%	10/18/16	Ba1	974,278
3,907	Gentiva Health Services, Inc., Term Loan B, DD1	4.750%	8/17/16	B1	3,608,845
7,810	Golden Living, Term Loan	5.000%	5/04/18	B+	7,058,118
256	HCA, Inc., Tranche B2, Term Loan	3.829%	3/31/17	BB	250,432
900	Health Management Associates, Inc., Term Loan B	4.500%	11/16/18	BB-	891,844
1,122	Healthspring, Term Loan	6.750%	10/21/16	BB-	1,120,397
2,736	Kindred Healthcare, Term Loan	5.250%	6/01/18	Ba3	2,647,322
94	LifeCare Holdings, Inc., Term Loan Add On	8.327%	2/01/16	Caa1	80,696
523	LifeCare, Term Loan	8.327%	2/01/16	Caa1	447,300
1,815	MultiPlan, Inc., Term Loan B	4.750%	8/26/17	Ba3	1,783,595
3,722	National Mentor Holdings, Inc., Tranche B	7.000%	2/09/17	B+	3,614,871
891	Renal Advantage, Inc., Tranche B, Term Loan	5.750%	12/17/16	Ba3	892,393
4,229	Select Medical Corporation, Term Loan	5.500%	6/01/18	BB-	4,098,365
1,425	Skilled Healthcare Group, Inc., Term Loan	5.264%	4/09/16	B+	1,348,721
6	Vanguard Health Holding Company II LLC, Initial Term Loan	5.000%	1/29/16	Ba2	5,947
30,534	Total Health Care Providers & Services				28,823,124
	Health Care Technology – 1.7% (1.2% of Total Investments)
5,667	Emdeon Business Services LLC, Term Loan	6.750%	11/02/18	BB-	5,729,238
350	Fenwal, Inc., Term Loan, Second Lien	5.773%	8/28/14	B-	327,250
6,017	Total Health Care Technology				6,056,488
	Hotels, Restaurants & Leisure – 5.0% (3.6% of Total Investments)
2,955	24 Hour Fitness Worldwide, Inc., New Term Loan	7.500%	4/22/16	Ba3	2,875,954
1,500	Harrah's Operating Company, Inc., Term Loan B1	3.276%	1/28/15	B	1,353,309
2,000	Harrah's Operating Company, Inc., Term Loan B2	3.276%	1/28/15	B	1,808,214
1,960	Harrah's Operating Company, Inc., Term Loan B3	3.279%	1/28/15	B	1,771,787
2,542	Orbitz Worldwide, Inc., Term Loan	3.405%	7/25/14	B+	2,217,633
243	Caesars Octavius LLC, Term Loan	9.250%	4/25/17	B	239,938
1,535	CCM Merger, Inc., Term Loan	7.000%	3/01/17	B+	1,533,707
130	OSI Restaurant Partners LLC, Revolver	3.519%	6/14/13	B+	127,277
954	OSI Restaurant Partners LLC, Term Loan	2.563%	6/14/14	B+	933,154
997	Reynolds Group Holdings, Inc., US Term Loan	6.500%	2/09/18	BB	1,002,664
1,904	Seaworld Parks and Entertainment, Inc., Term Loan B	4.000%	8/17/17	BB+	1,904,101
1,994	Shingle Springs Tribal Gaming Authority, Term Loan	10.500%	12/17/13	CCC	1,884,217
18,714	Total Hotels, Restaurants & Leisure				17,651,955
	Household Durables – 0.6% (0.5% of Total Investments)
2,500	GRD Holding III Corporation, Term Loan	8.750%	12/31/17	B+	2,275,000
	Household Products – 1.4% (1.0% of Total Investments)
4,007	Spectrum Brands, Inc., Term Loan	5.002%	6/17/16	B1	4,019,424
1,088	Visant Corporation, Term Loan	5.250%	12/22/16	BB-	1,036,747
5,095	Total Household Products				5,056,171
	Industrial Conglomerates – 1.0% (0.7% of Total Investments)
420	Evertec, Inc., Term Loan	5.250%	9/30/16	BB-	416,086
987	Presidio, Inc., Term Loan	7.250%	3/31/17	Ba3	999,000
1,980	U.S. Foodservice, Inc., Term Loan, First Lien	5.750%	3/31/17	B-	1,961,835
3,387	Total Industrial Conglomerates				3,376,921
	Internet Software & Services – 5.5% (4.0% of Total Investments)
3,810	Sabre, Inc., Term Loan	2.348%	9/30/14	B1	3,415,665
6,783	Go Daddy Operating Co., LLC, Term Loan, First Lien	7.000%	12/17/18	Ba3	6,827,095

Nuveen Investments

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (2)	Ratings (3)	Value
	Internet Software & Services (continued)
$750	Open Solutions, Inc., Term Loan B	2.685%	1/23/14	B+	$686,293
2,000	San Juan Cable LLC, Term Loan, Second Lien	10.000%	6/09/18	CCC+	1,942,500
2,935	SkillSoft Corporation, Term Loan	6.500%	5/26/17	BB-	2,944,331
3,967	Web.com, Term Loan, First Lien	7.000%	10/27/17	Ba3	3,786,513
20,245	Total Internet Software & Services				19,602,397
	IT Services – 9.9% (7.3% of Total Investments)
5,202	First Data Corporation, Term Loan B1	3.027%	9/24/14	B+	4,937,638
529	Infor Global Solutions Intermediate Holdings, Ltd., Extended Delayed Draw Term Loan	6.020%	7/28/15	B+	515,595
800	Attachmate Corporation, Second Lien Term Loan	9.500%	10/27/17	CCC+	771,000
2,963	Attachmate Corporation, Term Loan	6.500%	4/27/17	BB-	2,916,827
4,159	First Data Corporation, Term Loan B2	3.027%	9/24/14	B+	3,948,284
1,992	First Data Corporation, Term Loan B3	3.027%	9/24/14	B+	1,890,892
5,803	Frac Tech International LLC, Term Loan	6.250%	5/06/16	B+	5,798,005
6,362	Infor Global Solutions Intermediate Holdings, Ltd., Holdco PIK Term Loan	0.000%	9/02/14	N/R	3,804,604
1,082	Infor Global Solutions Intermediate Holdings, Ltd., Second Lien Delayed Draw	6.520%	3/02/14	CCC+	946,847
1,988	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B2	7.250%	7/28/15	B+	1,958,214
1,869	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, Second Lien	6.520%	3/02/14	CCC+	1,666,303
1,007	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan	6.020%	7/28/15	B+	986,224
2,156	SRA International, Term Loan	6.500%	7/20/18	B1	2,108,850
1,814	VFH Parent LLC, Term Loan	7.500%	7/08/16	BBB-	1,831,926
1,385	Web.com, Term Loan, Second Lien	11.000%	10/27/18	B3	1,262,769
39,111	Total IT Services				35,343,978
	Leisure, Equipment & Products – 2.8% (2.0% of Total Investments)
1,802	BLB Management Services, Inc., Term Loan	8.500%	11/05/15	BB	1,808,101
4,483	Academy, Ltd., Term Loan	6.000%	8/03/18	B	4,498,747
2,579	Bombardier Recreational Products, Inc., Term Loan	2.796%	6/28/13	B2	2,564,400
1,000	Eastman Kodak Co., DIP Term Loan, WI/DD	TBD	TBD	B	1,006,875
9,864	Total Leisure, Equipment & Products				9,878,123
	Machinery – 0.6% (0.5% of Total Investments)
2,167	ColFax Corporation Term Loan	4.500%	11/30/18	BB+	2,177,500
	Media – 6.3% (4.6% of Total Investments)
1,168	Gray Television, Inc., Term Loan B	3.800%	12/31/14	B	1,151,279
2,513	Tribune Company, Term Loan B, (6)	0.000%	6/04/14	Ca	1,616,656
10,758	Univision Communications, Inc., Term Loan	4.520%	3/31/17	B+	10,145,934
3,159	Yell Group PLC, Term Loan	4.020%	7/31/14	N/R	961,010
2,550	Cumulus Media, Inc., Term Loan, First Lien	5.750%	9/17/18	Ba2	2,557,066
3,000	Cumulus Media, Inc., Term Loan, Second Lien	7.500%	3/18/19	B2	2,986,875
2,148	Spanish Broadcasting System, Inc., Term Loan B	2.020%	6/11/12	B-	2,137,032
1,543	SuperMedia, Term Loan	11.000%	12/31/15	Caa1	745,583
26,839	Total Media				22,301,435
	Metals & Mining – 0.2% (0.2% of Total Investments)
760	Fairmount Minerals, Ltd., Tranche B, Term Loan	5.250%	3/15/17	BB-	763,800
	Multiline Retail – 0.6% (0.4% of Total Investments)
1,136	99 Cents Only Store, Term Loan B	6.000%	1/11/19	B+	1,144,604
995	Bass Pro Group LLC, Term Loan B	5.250%	6/13/17	BB-	994,585
2,131	Total Multiline Retail				2,139,189
	Oil, Gas & Consumable Fuels – 3.4% (2.5% of Total Investments)
2,894	CCS Income Trust, Term Loan	3.270%	11/14/14	B	2,774,172
2,621	Western Refining, Inc., Term Loan	7.500%	3/15/17	B+	2,645,091
660	Alon USA Energy, Inc., Edgington Facility	2.722%	8/05/13	B+	635,661
5,278	Alon USA Energy, Inc., Paramount Facility	2.695%	8/05/13	B+	5,085,154
1,000	CCS Income Trust, Delayed Term Loan, WI/DD	TBD	TBD	B	958,438
12,453	Total Oil, Gas & Consumable Fuels				12,098,516

Nuveen Investments

JRO

Nuveen Floating Rate Income Opportunity Fund (continued)

Portfolio of INVESTMENTS January 31, 2012 (Unaudited)

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (2)	Ratings (3)	Value
	Paper & Forest Products – 2.4% (1.7% of Total Investments)
$3,642	Newark Group, Inc., DIP Term Loan	11.750%	3/31/14	Caa1	$3,732,961
5,065	Wilton Products, Term Loan	3.520%	8/01/14	N/R	4,757,679
8,707	Total Paper & Forest Products				8,490,640
	Personal Products – 0.5% (0.3% of Total Investments)
1,625	Prestige Brands, Inc., Term Loan 1, WI/DD	TBD	TBD	BB-	1,635,156
	Pharmaceuticals – 4.6% (3.3% of Total Investments)
2,218	ConvaTec Healthcare, Term Loan	5.750%	12/30/16	Ba3	2,208,730
3,125	Graceway Pharmaceuticals LLC, Second Lien Term Loan, (6)	0.000%	5/03/13	N/R	70,312
231	Graceway Pharmaceuticals LLC, Term Loan, (6)	0.000%	5/03/12	N/R	138,360
4,000	Pharmaceutical Product Development, Inc., Term Loan	6.250%	12/05/18	BB-	4,033,228
3,980	Quintiles Transnational Corporation, Term Loan B	5.000%	6/08/18	BB-	3,972,553
2,676	Warner Chilcott Corporation, Term Loan B1	4.250%	3/17/18	BBB-	2,679,537
1,338	Warner Chilcott Corporation, Term Loan B2	4.250%	3/17/18	BBB-	1,339,769
1,840	Warner Chilcott Corporation, Term Loan B3	4.250%	3/17/18	BBB-	1,842,182
19,408	Total Pharmaceuticals				16,284,671
	Real Estate Investment Trust – 2.4% (1.7% of Total Investments)
4,923	iStar Financial, Inc., Tranche A1	5.000%	6/28/13	BB-	4,920,965
1,350	Walter Investment Management Corporation, Term Loan, First Lien	7.750%	6/30/16	B+	1,374,750
2,166	Walter Investment Management Corporation, Term Loan, Second Lien	12.500%	12/30/16	B-	2,171,959
8,439	Total Real Estate Investment Trust				8,467,674
	Real Estate Management & Development – 3.7% (2.7% of Total Investments)
3,457	Realogy Corporation, Delayed Term Loan	4.691%	10/10/16	B1	3,233,117
8,516	Capital Automotive LP, Tranche B	5.000%	3/11/17	Ba3	8,484,228
1,376	LNR Property Corporation, Term Loan	4.750%	4/29/16	BB+	1,371,981
13,349	Total Real Estate Management & Development				13,089,326
	Road & Rail – 2.2% (1.6% of Total Investments)
7,304	Swift Transportation Company, Inc., Term Loan	6.000%	12/21/16	BB	7,353,810
513	Avis Budget Car Rental LLC, Term Loan	5.750%	4/19/14	Ba1	517,092
7,817	Total Road & Rail				7,870,902
	Semiconductors & Equipment – 1.1% (0.8% of Total Investments)
2,973	NXP Semiconductor LLC, Term Loan	4.500%	3/04/17	B2	2,918,030
1,105	Spansion LLC, Term Loan	4.750%	2/09/15	BB+	1,103,451
4,078	Total Semiconductors & Equipment				4,021,481
	Software – 4.1% (3.0% of Total Investments)
6,000	BlackBoard, Inc., Term Loan, First Lien	7.500%	9/23/18	B+	5,838,750
2,707	Datatel Parent Corp, Term Loan B	6.250%	6/13/18	B	2,730,144
3,000	IPC Systems, Inc., Term Loan, Second Lien, DD1	5.559%	6/01/15	CCC	2,538,750
3,612	IPC Systems, Inc., Term Loan	2.757%	6/02/14	B1	3,410,932
15,319	Total Software				14,518,576
	Specialty Retail – 3.2% (2.3% of Total Investments)
3,551	Toys "R" Us – Delaware, Inc., Term Loan	6.000%	9/01/16	BB-	3,540,319
2,627	Toys "R" Us – Delaware Inc., Term Loan	5.250%	5/17/18	BB-	2,587,398
197	Burlington Coat Factory Warehouse Corporation, Term Loan B	6.250%	2/23/17	B-	197,130
825	Claire's Stores, Inc., Term Loan B	3.069%	5/29/14	B	757,915
2,895	Jo-Ann Stores, Inc., Term Loan	4.750%	3/16/18	B+	2,824,231
1,500	Lord & Taylor Holdings LLC, Term Loan	5.750%	12/21/18	BB	1,505,000
11,595	Total Specialty Retail				11,411,993
	Wireless Telecommunication Services – 3.4% (2.5% of Total Investments)
4,569	Asurion LLC, Term Loan, First Lien	5.500%	5/24/18	B+	4,566,308
8,064	Clear Channel Communications, Inc., Tranche B, Term Loan	3.920%	1/29/16	CCC+	6,475,748

Nuveen Investments

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (2)	Ratings (3)	Value
	Wireless Telecommunication Services (continued)
$1,000	Crown Castle Operating Company, Term Loan B, WI/DD	TBD	TBD	B1	$1,001,164
13,633	Total Wireless Telecommunication Services				12,043,220
$429,749	Total Variable Rate Senior Loan Interests (cost $404,224,380)				405,053,518
Shares	Description (1)				Value
	Common Stocks – 2.3% (1.7% of Total Investments)
	Building Products – 0.9% (0.7% of Total Investments)
124,402	Masonite Worldwide Holdings, (7)				$3,327,754
	Hotels, Restaurants & Leisure – 0.1% (0.1% of Total Investments)
42,041	BLB Worldwide Holdings Inc., (7), (12)				339,830
	Media – 1.3% (0.9% of Total Investments)
193,006	Metro-Goldwyn-Mayer, (7), (12)				4,583,892
	Total Common Stocks (cost $17,576,821)				8,251,476
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Convertible Bonds – 0.4% (0.3% of Total Investments)
	Communications Equipment – 0.4% (0.3% of Total Investments)
$550	Nortel Networks Corp., (6)	1.750%	4/15/12	N/R	$544,500
1,000	Nortel Networks Corp., (6)	2.125%	4/15/14	D	990,000
1,550	Total Communications Equipment				1,534,500
$1,550	Total Convertible Bonds (cost $1,306,203)				1,534,500
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 13.3% (9.7% of Total Investments)
	Auto Components – 0.4% (0.3% of Total Investments)
$1,500	Sunstate Equipment Company LLC, 144A	12.000%	6/15/16	CCC+	$1,507,500
	Commercial Services & Supplies – 0.1% (0.1% of Total Investments)
500	Ceridian Corporation	11.250%	11/15/15	CCC	448,750
	Communications Equipment – 0.9% (0.7% of Total Investments)
1,750	Avaya Inc.	9.750%	11/01/15	CCC+	1,675,625
1,000	Nortel Networks Limited, (6), (11)	0.000%	7/15/13	N/R	1,040,000
450	Nortel Networks Limited, (6)	10.750%	7/15/16	N/R	499,500
3,200	Total Communications Equipment				3,215,125
	Diversified Telecommunication Services – 0.8% (0.6% of Total Investments)
750	IntelSat Bermuda Limited, 144A	11.500%	2/15/17	CCC+	753,750
750	IntelSat Bermuda Limited	11.500%	2/04/17	CCC+	753,750
1,500	IntelSat Bermuda Limited	11.250%	2/04/17	CCC+	1,515,000
3,000	Total Diversified Telecommunication Services				3,022,500
	Health Care Equipment & Supplies – 1.5% (1.0% of Total Investments)
2,450	Chiron Merger Sub Inc., 144A	10.500%	11/01/18	B	2,499,000
2,500	Merge Healthcare Inc.	11.750%	5/01/15	B+	2,656,250
4,950	Total Health Care Equipment & Supplies				5,155,250
	Health Care Providers & Services – 2.5% (1.8% of Total Investments)
2,000	Aurora Diagnostics Holdings LLC	10.750%	1/15/18	B3	1,972,500
2,750	HCA Inc., (11)	8.500%	4/15/19	BB	3,052,500
1,000	LifeCare Holdings Inc.	9.250%	8/15/13	Caa3	775,000
396	Select Medical Corporation	7.625%	2/01/15	CCC+	392,040
3,000	Select Medical Corporation	6.267%	9/15/15	CCC+	2,681,250
9,146	Total Health Care Providers & Services				8,873,290

Nuveen Investments

JRO

Nuveen Floating Rate Income Opportunity Fund (continued)

Portfolio of INVESTMENTS January 31, 2012 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Household Products – 0.9% (0.6% of Total Investments)
$2,750	Sprectum Brands Inc.	9.500%	6/15/18	B1	$3,117,813
	IT Services – 0.9% (0.7% of Total Investments)
2,000	First Data Corporation, 144A	7.375%	6/15/19	B+	1,995,000
1,228	First Data Corporation	10.550%	9/24/15	B-	1,216,005
3,228	Total IT Services				3,211,005
	Machinery – 0.5% (0.4% of Total Investments)
2,000	NES Rental Holdings Inc., 144A	12.250%	4/15/15	CCC+	1,745,000
	Media – 2.8% (2.0% of Total Investments)
5,500	Clear Channel Communications, Inc.	5.500%	9/15/14	CCC-	4,592,500
3,750	Clear Channel Communications, Inc.	10.750%	8/01/16	CCC-	2,793,750
3,600	Clear Channel Communications, Inc.	6.875%	6/15/18	CCC-	1,890,000
135	Readers Digest Association	9.500%	2/15/17	B3	112,725
400	WM Finance Corporation, 144A	11.500%	10/01/18	B-	408,000
13,385	Total Media				9,796,975
	Multiline Retail – 0.1% (0.1% of Total Investments)
500	Number Merger Sub Inc., 144A	11.000%	12/15/19	Caa1	526,875
	Pharmaceuticals – 0.9% (0.6% of Total Investments)
2,000	Valeant Pharmaceuticals International, 144A	7.000%	10/01/20	BB-	2,032,500
1,000	Valeant Pharmaceuticals International, 144A	7.250%	7/15/22	BB-	1,012,500
3,000	Total Pharmaceuticals				3,045,000
	Road & Rail – 0.5% (0.4% of Total Investments)
2,000	Avis Budget Car Rental	2.957%	5/15/14	B	1,930,000
	Software – 0.2% (0.2% of Total Investments)
850	SoftBrands Inc/Atlantis, 144A	11.500%	7/15/18	B-	858,500
	Wireless Telecommunication Services – 0.3% (0.2% of Total Investments)
1,000	Sprint Nextel Corporation	8.375%	8/15/17	B+	930,000
$51,009	Total Corporate Bonds (cost $45,380,430)				47,383,583
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Asset-Backed Securities – 2.7% (2.0% of Total Investments)
$2,000	BlueMountain Collateralized Loan Obligations Limited, Securitized Senior Secured Loan Revolving Pool, Series 2011-1, 144A	6.248%	8/16/22	BB	$1,852,606
1,500	Flatiron Collateralized Loan Obligation Limited, Series 2011-1A	5.236%	1/15/23	BB	1,192,104
1,500	Fraser Sullivan Collateralized Loan Obligations Limited, Series 2011-6A, 144A	5.988%	11/22/22	BB	1,393,893
1,200	LCM Limited Partnership, Collateralized Loans Series 2012-10A-D, 144A	5.277%	4/15/22	BBB	1,083,870
2,000	LCM Limited Partnership, Collateralized Loans Series 2012-10A-D, 144A	6.427%	4/15/22	BB	1,713,578
2,500	Race Point Collateralized Loan Obligations, Series 2011-5A, 144A	7.272%	12/15/22	BB	2,322,113
$10,700	Total Asset-Backed Securities (cost $8,930,533)				9,558,164
Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 4.4% (3.2% of Total Investments)
$15,582	Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/12, repurchase price $15,582,261, collateralized by $15,005,000 U.S. Treasury Notes, 2.625%, due 6/30/14, value $15,895,359	0.010%	2/01/12		$15,582,257
	Total Short-Term Investments (cost $15,582,257)				15,582,257
	Total Investments (cost $493,000,624) – 137.2%				487,363,498
	Borrowings – (33.8)% (8), (9)				(120,000,000)
	Other Assets Less Liabilities – (3.4)% (10)				(12,183,633)
	Net Assets Applicable to Common Shares – 100%				$355,179,865

Nuveen Investments

Investments in Derivatives at January 31, 2012

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate*	Fixed Rate Payment Frequency	Termination Date	Unrealized Appreciation (Depreciation)
Goldman Sachs	$29,317,500	Receive	1-Month USD-LIBOR	0.344%	Monthly	4/20/12	$4,811
Goldman Sachs	29,317,500	Receive	1-Month USD-LIBOR	1.300	Monthly	4/20/14	(629,703)
Morgan Stanley	29,317,500	Receive	1-Month USD-LIBOR	2.201	Monthly	4/20/16	(1,865,278)
							$(2,490,170)

*  Annualized.

    For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

  (1)  All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  (2)  Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

  (3)  Ratings: Using the highest of Standard & Poor's Group ("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

  (4)  Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks.

    Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

  (5)  Investment, or portion of investment, represents an unfunded Senior Loan commitment outstanding at January 31, 2011. Negative value represents unrealized depreciation on unfunded Senior Loan commitment outstanding at January 31, 2011.

  (6)  At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund's Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund's custodian to cease accruing additional income on the Fund's records.

  (7)  Non-income producing; issuer has not declared a dividend within the past twelve months.

  (8)  Borrowings as a percentage of total investments is 24.6%.

  (9)  The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.

  (10)  Other Assets Less Liabilities includes the net Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at January 31, 2012.

  (11)  Investment, or portion of investment, has been pledged as collateral for investments in derivatives.

  (12)  For fair value measurement disclosure purposes, Common Stock categorized as Level 2. See Notes to Financial Statements, Footnote 1—General Information and Significant Accounting Policies, Investment Valuation for more information.

  N/R  Not rated.

  DD1  Investment, or portion of investment, purchased on a delayed delivery basis.

  WI/DD  Purchased on a when-issued or delayed delivery basis.

  144A  Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyer.

  PIK  Payment in-kind.

  TBD  Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

  USD-LIBOR  United States Dollar-London Inter-Bank Offered Rate

    See accompanying notes to financial statements.

Nuveen Investments

JSD

Nuveen Short Duration Credit Opportunities Fund

Portfolio of INVESTMENTS

  January 31, 2012 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Variable Rate Senior Loan Interests – 116.8% (83.9% of Total Investments) (4)
	Aerospace & Defense – 1.0% (0.7% of Total Investments)
$2,000	DigitalGlobe, Inc., Term Loan	5.750%	10/12/18	BB+	$1,990,000
	Airlines – 1.0% (0.7% of Total Investments)
1,990	Delta Air Lines, Inc., Term Loan	5.500%	4/20/17	Ba2	1,943,981
	Auto Components – 0.7% (0.5% of Total Investments)
1,277	Autoparts Holdings, Ltd., Term Loan	6.500%	7/29/17	B+	1,280,790
	Automobiles – 0.3% (0.2% of Total Investments)
494	Chrysler Group LLC, Term Loan	6.000%	5/24/17	BB	484,585
	Biotechnology – 3.6% (2.6% of Total Investments)
2,083	Alkermes, Inc., Term Loan, First Lien	6.750%	9/16/17	BB	2,104,166
2,000	Alkermes, Inc., Term Loan, Second Lien	9.500%	9/16/18	B	2,075,000
2,977	Onex Carestream Finance LP, Term Loan	5.000%	2/25/17	BB-	2,813,943
7,060	Total Biotechnology				6,993,109
	Building Products – 0.6% (0.4% of Total Investments)
636	Goodman Global Inc., Second Lien Term Loan	9.000%	10/28/17	B-	641,813
499	Norit Holdings, B.V., Term Loan	6.750%	6/30/17	BB-	501,867
1,135	Total Building Products				1,143,680
	Capital Markets – 1.3% (0.9% of Total Investments)
2,488	Citco III Limited, Term Loan	5.500%	6/29/18	N/R	2,397,328
	Chemicals – 4.5% (3.2% of Total Investments)
1,000	Hercules Offshore, Inc., Term Loan, WI/DD	TBD	TBD	B-	990,972
2,991	Ashland, Inc., Term Loan	3.750%	8/23/18	Baa3	3,005,961
959	Ineos US Finance LLC, Tranche B2	7.500%	12/16/13	Ba3	994,621
1,020	Ineos US Finance LLC, Tranche C2	8.000%	12/16/14	Ba3	1,057,558
750	Polyone Corp, Term Loan B	5.000%	11/01/17	Ba1	753,656
2,000	PQ Corporation, Term Loan, Second Lien	6.770%	7/30/15	B-	1,876,250
8,720	Total Chemicals				8,679,018
	Commercial Banks – 1.4% (1.0% of Total Investments)
2,699	Ocwen Financial Corporation, Initial Term Loan	7.000%	9/01/16	B1	2,688,853
	Commercial Services & Supplies – 2.3% (1.6% of Total Investments)
1,492	Ceridian Corporation, US Term Loan	3.271%	11/09/14	B1	1,402,505
180	ServiceMaster Company, Delayed Term Loan	2.770%	7/24/14	B+	177,197
1,809	ServiceMaster Company, Term Loan	2.850%	7/24/14	B+	1,779,351
998	SkillSoft Corporation, Add on Term Loan	6.500%	10/21/17	BB-	1,003,734
4,479	Total Commercial Services & Supplies				4,362,787
	Communications Equipment – 1.6% (1.1% of Total Investments)
1,985	Aspect Software, Inc., Term Loan, Tranche B	6.250%	5/07/16	Ba3	1,986,089
1,000	Genesys International Corporation, Term Loan B, WI/DD	TBD	TBD	BB-	1,001,563
2,985	Total Communications Equipment				2,987,652

Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Consumer Finance – 1.0% (0.7% of Total Investments)
$2,000	Springleaf Financial Funding Company, Term Loan	5.500%	5/10/17	B+	$1,869,166
	Containers & Packaging – 2.7% (2.0% of Total Investments)
1,985	Amscan Holdings, Inc., New Term Loan	6.750%	12/02/17	B	1,986,165
3,209	Sealed Air Corporation, Term Loan, DD1	4.750%	10/03/18	Ba1	3,251,498
5,194	Total Containers & Packaging				5,237,663
	Diversified Consumer Services – 3.5% (2.5% of Total Investments)
1,492	Cengage Learning Acquisitions, Inc., Term Loan	2.520%	7/03/14	B+	1,325,134
2,484	Brickman Group Holdings, Inc., Tranche B, Term Loan	7.250%	10/14/16	B+	2,503,883
2,978	Laureate Education, Inc., Extended Term Loan	5.250%	6/15/18	B1	2,789,545
6,954	Total Diversified Consumer Services				6,618,562
	Diversified Financial Services – 1.3% (1.0% of Total Investments)
2,571	UPC Broadband Holding BV, Term Loan, Tranche AB	4.750%	12/31/17	Ba3	2,568,235
	Diversified Telecommunication Services – 1.6% (1.1% of Total Investments)
2,000	Level 3 Communications, Inc., Term Loan B-2	5.750%	9/01/18	Ba3	1,994,166
998	WideOpenWest Finance LLC, New Term Loan, Series A	6.796%	6/30/14	B1	983,725
2,998	Total Diversified Telecommunication Services				2,977,891
	Electrical Equipment – 0.5% (0.4% of Total Investments)
1,000	Sensus Metering Systems, Inc., Term Loan, Second Lien	8.500%	5/09/18	B-	986,250
	Electronic Equipment & Instruments – 0.7% (0.5% of Total Investments)
1,496	Smart Modular Technologies, Inc., Term Loan	8.250%	8/26/17	B+	1,361,588
	Energy Equipment & Services – 2.1% (1.5% of Total Investments)
1,896	EnergySolutions LLC, Term Loan	6.250%	8/15/16	BB+	1,896,366
2,206	Gibson Energy ULC, Term Loan	5.750%	6/15/18	BB-	2,217,601
4,102	Total Energy Equipment & Services				4,113,967
	Food & Staples Retailing – 1.3% (1.0% of Total Investments)
2,566	Reynolds Group Holdings, Inc., Add on Term Loan	6.500%	8/09/18	BB-	2,579,298
	Food Products – 1.3% (0.9% of Total Investments)
995	Del Monte Foods Company, Term Loan	4.500%	3/08/18	Ba3	973,856
1,493	JBS USA LLC, Term Loan	4.250%	5/25/18	BB	1,497,351
2,488	Total Food Products				2,471,207
	Health Care Equipment & Supplies – 1.9% (1.4% of Total Investments)
3,600	Chiron Merger Sub, Inc., Term Loan	7.000%	5/04/18	Ba2	3,669,120
	Health Care Providers & Services – 14.2% (10.2% of Total Investments)
2,844	Community Health Systems, Inc., Term Loan	2.755%	7/25/14	BB	2,813,621
739	Sun Healthcare Group, Inc., Term Loan	8.750%	10/18/16	Ba1	655,540
997	Ardent Medical Services, Inc., Term Loan	6.500%	9/15/15	B1	1,001,217
146	Community Health Systems, Inc., Delayed Term Loan	2.520%	7/25/14	BB	144,263
1,471	Gentiva Health Services, Inc., Term Loan B	4.750%	8/17/16	B1	1,358,580
2,686	Golden Living, Term Loan	5.000%	5/04/18	B+	2,427,633
2,000	HCA, Inc., Tranche B2, Term Loan	3.829%	3/31/17	BB	1,958,888
1,985	HCR ManorCare, Term Loan	5.000%	4/06/18	Ba3	1,879,960
1,200	Health Management Associates, Inc., Term Loan B	4.500%	11/16/18	BB-	1,189,126
1,244	IASIS Healthcare LLC, Term Loan B	5.000%	5/03/18	Ba3	1,233,370
995	Kindred Healthcare, Term Loan	5.250%	6/01/18	Ba3	962,662
1,837	LifeCare Holdings, Inc., Term Loan Add On	8.327%	2/01/16	Caa1	1,570,303
159	LifeCare, Term Loan	8.327%	2/01/16	Caa1	136,191
986	MultiPlan, Inc., Term Loan B	4.750%	8/26/17	Ba3	969,387

Nuveen Investments

JSD

Nuveen Short Duration Credit Opportunities Fund (continued)

Portfolio of INVESTMENTS January 31, 2012 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Health Care Providers & Services (continued)
$2,035	National Mentor Holdings, Inc., Tranche B	7.000%	2/09/17	B+	$1,976,130
2,993	RegionalCare Hospital Partners Holdings Inc, Term Loan	8.000%	11/03/18	B	2,970,056
1,985	Renal Advantage, Inc., Tranche B, Term Loan	5.750%	12/17/16	Ba3	1,988,065
1,990	Select Medical Corporation, Term Loan	5.500%	6/01/18	BB-	1,928,642
28,292	Total Health Care Providers & Services				27,163,634
	Health Care Technology – 2.6% (1.9% of Total Investments)
4,033	Emdeon Business Services LLC, Term Loan	6.750%	11/02/18	BB-	4,077,869
1,000	Fenwal, Inc., Term Loan, Second Lien	5.773%	8/28/14	B-	935,000
5,033	Total Health Care Technology				5,012,869
	Hotels, Restaurants & Leisure – 2.4% (1.7% of Total Investments)
2,379	24 Hour Fitness Worldwide, Inc., New Term Loan	7.500%	4/22/16	Ba3	2,315,215
347	Caesars Octavius LLC, Term Loan	9.250%	4/25/17	B	342,769
1,920	CCM Merger, Inc., Term Loan	7.000%	3/01/17	B+	1,918,759
4,646	Total Hotels, Restaurants & Leisure				4,576,743
	Household Durables – 0.2% (0.2% of Total Investments)
500	GRD Holding III Corporation, Term Loan	8.750%	12/31/17	B+	455,000
	Household Products – 1.7% (1.2% of Total Investments)
3,164	Spectrum Brands, Inc., Term Loan	5.002%	6/17/16	B1	3,173,460
171	Visant Corporation, Term Loan	5.250%	12/22/16	BB-	163,117
3,335	Total Household Products				3,336,577
	Industrial Conglomerates – 5.5% (3.9% of Total Investments)
995	Eagle Parent, Inc., Term Loan	5.000%	5/16/18	Ba3	981,319
2,000	NES Rentals Holdings, Inc., Permanent Term Loan, Second Lien	10.000%	7/20/13	CCC+	1,880,000
1,850	Presidio, Inc., Term Loan	7.250%	3/31/17	Ba3	1,873,125
890	Property Data I, Inc., Term Loan	7.000%	1/04/17	Ba3	776,258
2,000	SRAM LLC, Term Loan, Second Lien	8.500%	12/07/18	B-	2,002,000
2,978	U.S. Foodservice, Inc., Term Loan, First Lien	5.750%	3/31/17	B-	2,950,146
10,713	Total Industrial Conglomerates				10,462,848
	Internet Software & Services – 6.3% (4.6% of Total Investments)
1,000	Sabre, Inc., Term Loan	2.348%	9/30/14	B1	896,500
2,419	Go Daddy Operating Co., LLC, Term Loan, First Lien	7.000%	12/17/18	Ba3	2,434,661
1,990	San Juan Cable LLC, Term Loan B, First Lien	6.000%	6/09/17	B+	1,950,200
2,000	San Juan Cable LLC, Term Loan, Second Lien	10.000%	6/09/18	CCC+	1,942,500
2,000	SkillSoft Corporation, Term Loan	6.500%	5/26/17	BB-	2,006,250
3,074	Web.com, Term Loan, First Lien	7.000%	10/27/17	Ba3	2,934,547
12,483	Total Internet Software & Services				12,164,658
	IT Services – 12.3% (8.9% of Total Investments)
2,000	Attachmate Corporation, Second Lien Term Loan	9.500%	10/27/17	CCC+	1,927,500
2,469	Attachmate Corporation, Term Loan	6.500%	4/27/17	BB-	2,430,689
2,000	First Data Corporation, Term Loan B3	3.027%	9/24/14	B+	1,898,750
3,666	Frac Tech International LLC, Term Loan	6.250%	5/06/16	B+	3,662,929
3,976	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B2	7.250%	7/28/15	B+	3,916,429
1,995	Neustar Inc., Term Loan	5.000%	11/03/18	BB+	2,011,209
1,915	SRA International, Term Loan	6.500%	7/20/18	B1	1,872,703
2,000	Verifone, Inc., Term Loan B	4.250%	12/20/18	BB	2,006,612
2,864	VFH Parent LLC, Term Loan	7.500%	7/08/16	BBB-	2,892,514
1,154	Web.com, Term Loan, Second Lien	11.000%	10/27/18	B3	1,052,307
24,039	Total IT Services				23,671,642

Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Leisure, Equipment & Products – 2.5% (1.8% of Total Investments)
$1,765	BLB Management Services, Inc., Term Loan	8.500%	11/05/15	BB	$1,770,901
2,000	Academy, Ltd., Term Loan	6.000%	8/03/18	B	2,006,876
325	Bombardier Recreational Products, Inc., Term Loan	2.796%	6/28/13	B2	323,303
750	Eastman Kodak Co., DIP Term Loan, WI/DD	TBD	TBD	B	755,156
4,840	Total Leisure, Equipment & Products				4,856,236
	Machinery – 1.2% (0.8% of Total Investments)
1,000	Brock Holdings III, Inc., Term Loan, Second Lien	10.000%	3/16/18	B-	950,000
1,306	ColFax Corporation Term Loan	4.500%	11/30/18	BB+	1,306,500
2,306	Total Machinery				2,256,500
	Media – 2.8% (2.0% of Total Investments)
1,000	Cumulus Media, Inc., Term Loan, First Lien	5.750%	9/17/18	Ba2	1,002,771
1,000	Cumulus Media, Inc., Term Loan, Second Lien	7.500%	3/18/19	B2	995,625
827	Entercom Communications, Inc., Term Loan B	6.272%	11/23/18	BB-	828,940
1,940	Newport Television LLC, Term Loan B	9.000%	9/14/16	B2	1,946,946
518	Newport Television LLC, Term Loan	9.000%	9/14/16	B-	520,389
5,285	Total Media				5,294,671
	Metals & Mining – 1.0% (0.8% of Total Investments)
2,000	Fairmount Minerals, Ltd., Tranche B, Term Loan	5.250%	3/15/17	BB-	2,010,000
	Multiline Retail – 1.3% (1.0% of Total Investments)
568	99 Cents Only Store, Term Loan B	6.000%	1/11/19	B+	572,299
1,990	Bass Pro Group LLC, Term Loan B	5.250%	6/13/17	BB-	1,989,170
2,558	Total Multiline Retail				2,561,469
	Oil, Gas & Consumable Fuels – 3.6% (2.6% of Total Investments)
997	CCS Income Trust, Term Loan	3.270%	11/14/14	B	955,949
3,476	Western Refining, Inc., Term Loan	7.500%	3/15/17	B+	3,508,110
55	Alon USA Energy, Inc., Edgington Facility	2.722%	8/05/13	B+	53,243
442	Alon USA Energy, Inc., Paramount Facility	2.695%	8/05/13	B+	425,941
1,247	Buffalo Gulf Coast Terminals, Term Loan	7.500%	10/31/17	BB+	1,256,227
750	CCS Income Trust, Delayed Term Loan, WI/DD	TBD	TBD	B	718,828
6,967	Total Oil, Gas & Consumable Fuels				6,918,298
	Pharmaceuticals – 4.2% (3.0% of Total Investments)
1,985	ConvaTec Healthcare, Term Loan	5.750%	12/30/16	Ba3	1,977,023
3,000	Pharmaceutical Product Development, Inc., Term Loan	6.250%	12/05/18	BB-	3,024,921
1,990	Quintiles Transnational Corporation, Term Loan B	5.000%	6/08/18	BB-	1,986,277
455	Warner Chilcott Corporation, Term Loan B1	4.250%	3/17/18	BBB-	455,501
227	Warner Chilcott Corporation, Term Loan B2	4.250%	3/17/18	BBB-	227,751
313	Warner Chilcott Corporation, Term Loan B3	4.250%	3/17/18	BBB-	313,157
7,970	Total Pharmaceuticals				7,984,630
	Real Estate Investment Trust – 3.2% (2.3% of Total Investments)
2,356	iStar Financial, Inc., Tranche A1	5.000%	6/28/13	BB-	2,355,463
144	Realogy Corporation, Synthetic Letter of Credit	4.518%	10/10/16	B1	134,488
1,350	Walter Investment Management Corporation, Term Loan, First Lien	7.750%	6/30/16	B+	1,374,750
2,166	Walter Investment Management Corporation, Term Loan, Second Lien	12.500%	12/30/16	B-	2,171,959
6,016	Total Real Estate Investment Trust				6,036,660
	Real Estate Management & Development – 2.7% (1.9% of Total Investments)
1,829	Realogy Corporation, Delayed Term Loan	4.691%	10/10/16	B1	1,710,122
3,388	Capital Automotive LP, Tranche B	5.000%	3/11/17	Ba3	3,375,242
5,217	Total Real Estate Management & Development				5,085,364

Nuveen Investments

JSD

Nuveen Short Duration Credit Opportunities Fund (continued)

Portfolio of INVESTMENTS January 31, 2012 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Road & Rail – 1.7% (1.2% of Total Investments)
$2,166	Swift Transportation Company, Inc., Term Loan	6.000%	12/21/16	BB	$2,180,528
998	Avis Budget Car Rental LLC, Term Loan, Tranche B	6.250%	9/22/18	Ba1	1,006,644
3,164	Total Road & Rail				3,187,172
	Semiconductors & Equipment – 1.1% (0.8% of Total Investments)
998	Microsemi Corporation, Term Loan	5.750%	2/02/18	BB	1,004,981
1,197	NXP Semiconductor LLC, Tranche A2, Term Loan	5.500%	3/03/17	B+	1,186,526
2,195	Total Semiconductors & Equipment				2,191,507
	Software – 5.1% (3.6% of Total Investments)
2,000	BlackBoard, Inc., Term Loan, First Lien	7.500%	9/23/18	B+	1,946,250
902	Datatel Parent Corp, Term Loan B	6.250%	6/13/18	B	910,055
3,800	IPC Systems, Inc., Term Loan, Second Lien	5.559%	6/01/15	CCC	3,215,750
971	IPC Systems, Inc., Term Loan	2.757%	6/02/14	B1	916,797
499	SoftBrands, Inc., and Lawson Software, Inc., Term Loan	6.750%	7/05/17	Ba3	500,683
1,000	Vertafore, Inc., Term Loan, Second Lien	9.750%	10/29/17	CCC+	970,417
1,244	Vertafore, Inc., Term Loan	5.250%	7/29/16	B+	1,231,285
10,416	Total Software				9,691,237
	Specialty Retail – 4.6% (3.3% of Total Investments)
1,980	Toys "R" Us – Delaware, Inc., Term Loan	6.000%	9/01/16	BB-	1,974,967
1,919	Burlington Coat Factory Warehouse Corporation, Term Loan B	6.250%	2/23/17	B-	1,921,514
1,686	J Crew Group, Term Loan	4.750%	3/07/18	B1	1,632,765
1,090	Jo-Ann Stores, Inc., Term Loan	4.750%	3/16/18	B+	1,064,198
749	Lord & Taylor Holdings LLC, Term Loan	5.750%	12/21/18	BB	752,500
1,467	Sports Authority, Inc., Term Loan B	7.500%	11/16/17	B-	1,409,430
8,891	Total Specialty Retail				8,755,374
	Wireless Telecommunication Services – 0.4% (0.3% of Total Investments)
1,000	Clear Channel Communications, Inc., Tranche B, Term Loan	3.920%	1/29/16	CCC+	803,067
$228,162	Total Variable Rate Senior Loan Interests (cost $222,830,621)				223,880,886
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 20.5% (14.8% of Total Investments)
	Building Products – 1.1% (0.8% of Total Investments)
$2,000	McJunkin Red Man Corporation	9.500%	12/15/16	B-	$2,117,500
	Commercial Banks – 0.5% (0.4% of Total Investments)
1,000	CIT Group Inc.	7.000%	5/01/17	B+	1,001,250
	Commercial Services & Supplies – 0.2% (0.2% of Total Investments)
500	Ceridian Corporation	11.250%	11/15/15	CCC	448,750
	Communications Equipment – 0.8% (0.5% of Total Investments)
1,500	Avaya Inc.	9.750%	11/01/15	CCC+	1,436,250
	Diversified Financial Services – 0.4% (0.3% of Total Investments)
792	CIT Group Inc.	7.000%	5/01/16	B+	792,458
	Diversified Telecommunication Services – 1.0% (0.7% of Total Investments)
1,500	IntelSat Bermuda Limited, 144A	11.500%	2/15/17	CCC+	1,507,500
500	IntelSat Bermuda Limited	11.500%	2/04/17	CCC+	502,500
2,000	Total Diversified Telecommunication Services				2,010,000

Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Health Care Equipment & Supplies – 1.4% (1.0% of Total Investments)
$2,700	Chiron Merger Sub Inc., 144A	10.500%	11/01/18	B	$2,754,000
	Health Care Providers & Services – 3.2% (2.3% of Total Investments)
2,000	HCA Inc., (10)	8.500%	4/15/19	BB	2,220,000
2,000	Kindred Healthcare Inc., Term Loan	8.250%	6/01/19	B-	1,835,000
500	Select Medical Corporation	7.625%	2/01/15	CCC+	495,000
500	Select Medical Corporation	6.267%	9/15/15	CCC+	446,875
1,000	Vanguard Health Holding LLC/Inc.	8.000%	2/01/18	B-	1,047,500
6,000	Total Health Care Providers & Services				6,044,375
	Hotels, Restaurants & Leisure – 1.6% (1.2% of Total Investments)
1,000	Harrah's Operating Company, Inc.	11.250%	6/01/17	B	1,083,750
2,000	Seven Seas Cruises S de RL LLC, 144A	9.125%	5/15/19	B-	2,045,000
3,000	Total Hotels, Restaurants & Leisure				3,128,750
	Household Products – 1.5% (1.1% of Total Investments)
2,500	Sprectum Brands Inc.	9.500%	6/15/18	B1	2,834,375
	IT Services – 0.1% (0.1% of Total Investments)
250	Sterling Merger Inc.	11.000%	10/01/19	CCC+	253,125
	Leisure Equipment & Products – 0.9% (0.6% of Total Investments)
1,700	The Academy Limited Finance, 144A	9.250%	8/01/19	CCC+	1,689,375
	Media – 1.5% (1.1% of Total Investments)
500	AMC Networks Inc., 144A	7.750%	7/15/21	B+	549,375
1,000	Clear Channel Communications, Inc.	5.500%	9/15/14	CCC–	835,000
2,000	Clear Channel Communications, Inc.	10.750%	8/01/16	CCC–	1,490,000
80	Readers Digest Association	9.500%	2/15/17	B3	66,800
3,580	Total Media				2,941,175
	Multiline Retail – 0.3% (0.2% of Total Investments)
500	Number Merger Sub Inc., 144A	11.000%	12/15/19	Caa1	526,875
	Oil, Gas & Consumable Fuels – 1.7% (1.2% of Total Investments)
1,000	Arch Coal Inc., 144A	7.250%	6/15/21	B+	1,005,000
2,000	Chaparral Energy Inc.	9.875%	10/01/20	B-	2,190,000
3,000	Total Oil, Gas & Consumable Fuels				3,195,000
	Pharmaceuticals – 3.0% (2.1% of Total Investments)
2,000	Valeant Pharmaceuticals International, 144A	7.000%	10/01/20	BB-	2,032,500
500	Valeant Pharmaceuticals International, 144A	7.250%	7/15/22	BB-	506,250
3,000	Warner Chilcott Company LLC	7.750%	9/15/18	BB	3,172,500
5,500	Total Pharmaceuticals				5,711,250
	Software – 1.3% (1.0% of Total Investments)
2,550	SoftBrands Inc/Atlantis, 144A	11.500%	7/15/18	B-	2,575,500
$39,072	Total Corporate Bonds (cost $37,823,118)				39,460,008

Nuveen Investments

JSD

Nuveen Short Duration Credit Opportunities Fund (continued)

Portfolio of INVESTMENTS January 31, 2012 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 1.9% (1.3% of Total Investments)
$3,556	Repurchase Agreement with State Street Bank, dated 1/31/12, repurchase price $3,556,264, collateralized by $3,075,000 U.S. Treasury Notes, 3.625%, due 2/15/21, value $3,631,643	0.010%	2/01/12	$3,556,263
	Total Short-Term Investments (cost $3,556,263)			3,556,263
	Total Investments (cost $264,210,002) – 139.2%			266,897,157
	Borrowings – (39.1)% (5), (6)			(75,000,000)
	Other Assets Less Liabilities – (0.1)% (7)			(172,075)
	Net Assets Applicable to Common Shares – 100%			$191,725,082

Investments in Derivatives at January 31, 2012

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate*	Fixed Rate Payment Frequency	Termination Date	Unrealized Appreciation (Depreciation)
Barclays PLC	$17,500,000	Receive	1-Month USD-LIBOR	1.143%	Monthly	9/15/16	$(284,384)
Morgan Stanley	17,500,000	Receive	1-Month USD-LIBOR	0.588	Monthly	9/15/14	(90,375)
Morgan Stanley	17,500,000	Receive	1-Month USD-LIBOR	1.659	Monthly	9/15/18	(435,627)
							$(810,386)

*  Annualized.

Credit Default Swaps outstanding:

Counterparty	Referenced Entity	Buy/Sell Protection (9)	Current Credit Spread (8)	Notional Amount	Fixed Rate*	Termination Date	Value	Unrealized Appreciation (Depreciation)
Bank of America	The Gap, Inc.	Buy	2.63%	$2,000,000	1.000%	12/20/16	$145,980	$(31,104)
JPMorgan	Hasbro, Inc.	Buy	1.71	2,000,000	1.000	3/20/17	64,511	(25,270)
Credit Suisse	The Gap, Inc.	Buy	2.81	3,000,000	1.000	3/20/17	241,119	(51,204)
Credit Suisse	Levi Strauss & Co.	Buy	6.18	2,000,000	5.000	3/20/17	81,019	(8,981)
Citibank N.A.	Royal Caribbean Cruises, Ltd.	Buy	5.05	2,000,000	5.000	3/20/17	(7,809)	(11,944)
								$(128,503)

*  Annualized.

Nuveen Investments

    For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease

  (1)  All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  (2)  Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

  (3)  Ratings: Using the highest of Standard & Poor's Group ("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

  (4)  Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks.

    Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan

  (5)  Borrowings as a percentage of total investments is 28.1%.

  (6)  The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.

  (7)  Other Assets Less Liabilities includes the net Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at January 31, 2012.

  (8)  The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

  (9)  The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning that referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

  (10)  Investment, or a portion of investment, has been pledged as collateral for investments in derivatives.

  N/R  Not rated.

  DD1  Investment, or portion of investment, purchased on a delayed delivery basis.

  WI/DD  Purchased on a when-issued or delayed delivery basis.

  144A  Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyer.

  TBD  Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

  USD-LIBOR  United States Dollar-London Inter-Bank Offered Rate

    See accompanying notes to financial statements.

Nuveen Investments

Statement of

ASSETS & LIABILITIES

January 31, 2012 (Unaudited)

	Senior Income (NSL)	Floating Rate Income (JFR)	Floating Rate Income Opportunity (JRO)	Short Duration Credit Opportunities (JSD)
Assets
Investments, at value (cost $318,549,855, $799,206,933, $493,000,624 and $264,210,002, respectively)	$308,571,855	$786,743,066	$487,363,498	$266,897,157
Cash	473,012	1,941,416	985,306	—
Credit default swaps premiums paid	—	—	—	653,324
Receivables:
Interest	1,884,023	4,020,570	2,965,090	2,090,721
Investments sold	2,218,179	8,146,672	4,481,642	5,526,754
Matured senior loans	492,158	1,292,288	861,525	—
Shares sold through shelf offering	167,278	—	232,835	—
Other assets	102,536	165,146	96,605	49,182
Total assets	313,909,041	802,309,158	496,986,501	275,217,138
Liabilities
Borrowings	75,500,000	209,500,000	120,000,000	75,000,000
Unrealized depreciation on:
Credit default swaps	—	—	—	128,503
Interest rate swaps, net	1,570,291	4,198,910	2,490,170	810,386
Payables:
Investments purchased	11,531,688	22,658,797	16,493,236	6,194,000
Common share dividends	1,359,640	3,245,991	2,192,352	1,006,226
Accrued expenses:
Interest on borrowings	19,257	54,738	30,607	23,162
Management fees	205,957	474,671	298,605	184,856
Other	273,371	437,419	301,666	144,923
Total liabilities	90,460,204	240,570,526	141,806,636	83,492,056
Net assets applicable to Common shares	$223,448,837	$561,738,632	$355,179,865	$191,725,082
Common shares outstanding	32,214,801	48,140,015	30,626,005	10,005,250
Net asset value per Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$6.94	$11.67	$11.60	$19.16
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$322,148	$481,400	$306,260	$100,053
Paid-in surplus	276,554,297	678,013,406	427,484,726	190,600,222
Undistributed (Over-distribution of) net investment income	1,141,073	2,181,504	1,616,435	(116,379)
Accumulated net realized gain (loss)	(43,020,390)	(102,274,901)	(66,100,260)	(607,080)
Net unrealized appreciation (depreciation)	(11,548,291)	(16,662,777)	(8,127,296)	1,748,266
Net assets applicable to Common shares	$223,448,837	$561,738,632	$355,179,865	$191,725,082
Authorized shares:
Common	Unlimited	Unlimited	Unlimited	Unlimited
Preferred	Unlimited	Unlimited	Unlimited	Unlimited

See accompanying notes to financial statements.

Nuveen Investments

Statement of

OPERATIONS

Six Months Ended January 31, 2012 (Unaudited)

	Senior Income (NSL)	Floating Rate Income (JFR)	Floating Rate Income Opportunity (JRO)	Short Duration Credit Opportunities (JSD)
Investment Income
Interest	$11,276,420	$25,775,784	$17,676,519	$6,576,414
Dividends	—	399,034	—	1,710,276
Fees	209,897	528,262	340,508	593,062
Total investment income	11,486,317	26,703,080	18,017,027	8,879,752
Expenses
Management fees	1,206,137	3,077,587	1,916,884	1,018,418
Shareholders' servicing agent fees and expenses	1,467	506	245	—
Interest expense on borrowings	482,446	1,340,900	766,548	394,649
Custodian's fees and expenses	67,506	129,577	85,651	20,508
Trustees' fees and expenses	4,558	11,789	7,233	3,894
Professional fees	32,415	38,557	—	83,463
Shareholders' reports — printing and mailing expenses	58,033	85,797	63,146	21,367
Stock exchange listing fees	6,756	7,900	4,849	—
Investor relations expense	14,996	31,762	20,379	14,619
Other expenses	79,484	256,245	119,334	1,587
Total expenses before custodian fee credit and expense reimbursement	1,953,798	4,980,620	2,984,269	1,558,505
Custodian fee credit	(20)	(39)	(18)	(10,268)
Expense reimbursement	—	(300,579)	(162,175)	—
Net expenses	1,953,778	4,680,002	2,822,076	1,548,237
Net investment income (loss)	9,532,539	22,023,078	15,194,951	7,331,515
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(3,388,922)	(6,992,721)	(6,123,825)	(494,332)
Swaps	(288,731)	(772,058)	(457,870)	(136,152)
Change in net unrealized appreciation (depreciation) of: Investments	(2,361,846)	(5,387,524)	(1,700,785)	1,908,207
Swaps	(621,316)	(1,666,658)	(985,283)	(938,889)
Net realized and unrealized gain (loss)	(6,660,815)	(14,818,961)	(9,267,763)	338,834
Net increase (decrease) in net assets applicable to Common shares from operations	$2,871,724	$7,204,117	$5,927,188	$7,670,349

See accompanying notes to financial statements.

Nuveen Investments

Statement of

CHANGES in NET ASSETS (Unaudited)

	Senior Income (NSL)		Floating Rate Income (JFR)
	Six Months Ended 1/31/12	Year Ended 7/31/11	Six Months Ended 1/31/12	Year Ended 7/31/11
Operations
Net investment income (loss)	$9,532,539	$19,717,933	$22,023,078	$50,914,801
Net realized gain (loss) from: Investments	(3,388,922)	3,010,063	(6,992,721)	4,206,927
Swaps	(288,731)	(149,932)	(772,058)	(400,915)
Change in net unrealized appreciation (depreciation) of: Investments	(2,361,846)	2,599,252	(5,387,524)	8,058,794
Swaps	(621,316)	(948,975)	(1,666,658)	(2,532,252)
Net increase (decrease) in net assets applicable to Common shares from operations	2,871,724	24,228,341	7,204,117	60,247,355
Distributions to Common Shareholders
From net investment income	(8,792,719)	(15,179,179)	(25,884,886)	(32,674,675)
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(8,792,719)	(15,179,179)	(25,884,886)	(32,674,675)
Capital Share Transactions
Common shares:
Proceeds from sales, net of offering costs	—	—	—	—
Proceeds from shelf offering, net of offering costs	1,346,093	15,529,453	—	9,821,151
Net proceeds from shares issued to shareholders due to reinvestment of distributions	37,944	146,622	—	569,176
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	1,384,037	15,676,075	—	10,390,327
Net increase (decrease) in net assets applicable to Common shares	(4,536,958)	24,725,237	(18,680,769)	37,963,007
Net assets applicable to Common shares at the beginning of period	227,985,795	203,260,558	580,419,401	542,456,394
Net assets applicable to Common shares at the end of period	$223,448,837	$227,985,795	$561,738,632	$580,419,401
Undistributed (Over-distribution of) net investment income at the end of period	$1,141,073	$401,253	$2,181,504	$6,043,312

See accompanying notes to financial statements.

Nuveen Investments

Statement of

CHANGES in NET ASSETS (Unaudited) (continued)

	Floating Rate Income Opportunity (JRO)		Short Duration Credit Opportunities (JSD)
	Six Months Ended 1/31/12	Year Ended 7/31/11	Six Months Ended 1/31/12	For the period 5/25/11 (Commencement of Operations) through 7/31/11
Operations
Net investment income (loss)	$15,194,951	$32,744,605	$7,331,515	$501,219
Net realized gain (loss) from: Investments	(6,123,825)	4,037,396	(494,332)	23,462
Swaps	(457,870)	(237,763)	(136,152)	—
Change in net unrealized appreciation (depreciation) of: Investments	(1,700,785)	5,449,298	1,908,207	778,948
Swaps	(985,283)	(1,504,887)	(938,889)	—
Net increase (decrease) in net assets applicable to Common shares from operations	5,927,188	40,488,649	7,670,349	1,303,629
Distributions to Common Shareholders
From net investment income	(17,118,539)	(23,158,918)	(6,813,575)	(1,135,596)
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(17,118,539)	(23,158,918)	(6,813,575)	(1,135,596)
Capital Share Transactions
Common shares:
Proceeds from sales, net of offering costs	—	—	—	190,600,000
Proceeds from shelf offering, net of offering costs	1,426,099	25,205,303	—	—
Net proceeds from shares issued to shareholders due to reinvestment of distributions	62,464	211,900	—	—
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	1,488,563	25,417,203	—	190,600,000
Net increase (decrease) in net assets applicable to Common shares	(9,702,788)	42,746,934	856,774	190,768,033
Net assets applicable to Common shares at the beginning of period	364,882,653	322,135,719	190,868,308	100,275
Net assets applicable to Common shares at the end of period	$355,179,865	$364,882,653	$191,725,082	$190,868,308
Undistributed (Over-distribution of) net investment income at the end of period	$1,616,435	$3,540,023	$(116,379)	$(634,319)

See accompanying notes to financial statements.

Nuveen Investments

Statement of

CASH FLOWS

Six Months Ended January 31, 2012 (Unaudited)

	Senior Income (NSL)	Floating Rate Income (JFR)	Floating Rate Income Opportunity (JRO)	Short Duration Credit Opportunities (JSD)
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$2,871,724	$7,204,117	$5,927,188	$7,670,349
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(90,328,018)	(190,764,851)	(220,683,981)	(122,271,827)
Proceeds from sales and maturities of investments	78,773,934	167,396,123	216,448,334	48,991,617
Proceeds from (Purchases of) short-term investments, net	5,349,663	16,596,910	3,552,484	(3,556,263)
Proceeds from (Payments for) swap contracts, net	(288,731)	(772,058)	(457,870)	(136,152)
Amortization (Accretion) of premiums and discounts, net	(2,361,725)	(5,446,259)	(4,146,602)	(902,679)
(Increase) Decrease in:
Receivable for interest	(270,384)	(299,450)	(163,068)	(1,207,817)
Receivable for investments sold	9,909,811	25,545,713	14,999,131	577,815
Receivable for matured senior loans	36,523	109,568	73,046	—
Receivable for shares sold through shelf offering	(163,854)	—	(232,835)	—
Other assets	79,168	201,396	118,047	(49,182)
Increase (Decrease) in:
Payable for investments purchased	(3,608,232)	(19,317,189)	(11,195,282)	(60,834,331)
Accrued interest on borrowings	5,597	14,498	8,946	23,162
Accrued management fees	(6,230)	(14,295)	16,979	50,733
Accrued other expenses	(83,498)	(83,614)	(80,149)	36,064
Net realized (gain) loss from:
Investments	3,388,922	6,992,721	6,123,825	494,332
Swaps	288,731	772,058	457,870	136,152
Paydowns	(622,429)	(243,671)	(192,926)	(41,578)
Change in net unrealized (appreciation) depreciation of:
Investments	2,361,846	5,387,524	1,700,785	(1,908,207)
Swaps	621,316	1,666,658	985,283	938,889
Net cash provided by (used in) operating activities	5,954,134	14,945,899	13,259,205	(131,988,923)
Cash Flows from Financing Activities:
(Increase) Decrease in deferred shelf offering costs	36,585	138,135	40,899	—
Increase (Decrease) in:
Accrued shelf offering costs	—	(6,291)	(3,075)	—
Borrowings	1,550,000	11,760,000	2,730,000	75,000,000
Cash distributions paid to Common shareholders	(8,683,801)	(25,496,327)	(16,867,822)	(6,924,502)
Proceeds from shelf offering, net of offering costs	1,346,093	—	1,426,099	—
Net cash provided by (used in) financing activities	(5,751,123)	(13,604,483)	(12,673,899)	68,075,498
Net Increase (Decrease) in Cash	203,011	1,341,416	585,306	(63,913,425)
Cash at the beginning of period	270,001	600,000	400,000	63,913,425
Cash at the End of Period	$473,012	$1,941,416	$985,306	$—

Supplemental Disclosure of Cash Flow Information

Cash paid by Senior Income (NSL), Floating Rate Income (JFR), Floating Rate Income Opportunity (JRO) and Short Duration Credit Opportunities (JSD) for interest on borrowings during the six months ended January 31, 2012, was $419,915, $1,168,419, $667,110 and $336,652, respectively.

Non-cash financing activities not included herein consist of reinvestments of Common share distributions of $37,944 and $62,464 for Senior Income (NSL) and Floating Rate Income Opportunity (JRO), respectively.

See accompanying notes to financial statements.

Nuveen Investments

Intentionally Left Blank

Nuveen Investments

Financial

HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:

			Investment Operations					Less Distributions
		Beginning Common Share Net Asset Value	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Preferred Share- holders(b)	Distributions from Capital Gains to Preferred Share- holders(b)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Offering Costs and Preferred Share Underwriting Discounts	Discount from Shares Repurchased and Retired		Premium from Common Shares Sold through Shelf Offering	Ending Common Share Net Asset Value	Ending Market Value
Senior Income (NSL)
Year Ended 7/31:
2012	(g)	$7.12	$.30	$(.22)	$—	$—	$0.08	$(.27)	$—	$(.27)	$—	$—		$.01	$6.94	$7.01
2011		6.81	.64	.09	—	—	0.73	(.49)	—	(.49)	—	—		.07	7.12	6.99
2010		5.70	.37	1.20	— *	—	1.57	(.46)	—	(.46)	—	—		—	6.81	6.95
2009		7.18	.45	(1.46)	(.02)	—	(1.03)	(.45)	—	(.45)	—	—		—	5.70	5.15
2008		8.00	.72	(.83)	(.07)	—	(.18)	(.64)	—	(.64)	—	—		—	7.18	6.18
2007		8.33	.79	(.33)	(.08)	—	.38	(.71)	—	(.71)	—	—		—	8.00	8.08
Floating Rate Income (JFR)
Year Ended 7/31:
2012	(g)	12.06	.46	(.31)	—	—	.15	(.54)	—	(.54)	—	—		—	11.67	11.39
2011		11.47	1.07	.19	—	—	1.26	(.69)	—	(.69)	—	—		.02	12.06	11.41
2010		9.76	.82	1.47	— *	—	2.29	(.58)	—	(.58)	—	—	*	—	11.47	11.20
2009		11.83	.71	(2.07)	(.07)	—	(1.43)	(.64)	—	(.64)	—	—	*	—	9.76	8.37
2008		13.08	1.40	(1.20)	(.37)	—	(.17)	(1.08)	—	(1.08)	—	—		—	11.83	10.19
2007		13.90	1.56	(.78)	(.43)	—	.35	(1.17)	—	(1.17)	—	—		—	13.08	12.88

(a)  Per share Net Investment Income (Loss) is calculated using the average daily shares method.

(b)  The amounts shown are based on Common share equivalents.

(c)  Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

  Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(d)  • Ratios do not reflect the effect of dividend payments to Preferred shareholders, where applicable.

  • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to Preferred shares and/or borrowings, where applicable.

  • Each ratio includes the effect of all interest expense paid and other costs related to borrowings, where applicable, as follows:

Ratios of Borrowings Interest Expense to Average Net Assets Applicable to Common Shares			Ratios of Borrowings Interest Expense to Average Net Assets Applicable to Common Shares
Senior Income (NSL)			Floating Rate Income (JFR)
Year Ended 7/31:			Year Ended 7/31:
2012(g)	.45	%**	2012(g)	.49	%**
2011	.49		2011	.52
2010	.86		2010	.78
2009	1.83		2009	1.64
2008	2.26		2008	.35
2007	2.35		2007	—

Nuveen Investments

				Ratios/Supplemental Data
		Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(d)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(d)(e)					Preferred Shares at the End of Period			Borrowings at the End of Period
		Based on Market Value(c)	Based on Common Share Net Asset Value(c)	Ending Net Assets Applicable to Common Shares (000)	Expenses		Net Investment Income (Loss)(f)		Expenses		Net Investment Income (Loss)(f)		Portfolio Turnover Rate	Aggregate Amount Outstanding (000)	Liquidation and Market Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $1,000
Senior Income (NSL)
Year Ended 7/31:
2012	(g)	4.51%	1.52%	$223,449	1.81	%**	8.82	%**	1.81	%**	8.82	%**	28%	$—	$—	$—	$75,500	$3,960
2011		7.72	12.01	227,986	1.78		8.99		1.78		8.99		100	—	—	—	73,950	4,083
2010		44.83	28.15	203,261	2.18		5.61		2.17		5.62		68	—	—	—	73,950	3,749
2009		(6.83)	(12.25)	169,917	3.50		9.39		3.39		9.50		48	26,000	25,000	188,381	32,900	6,955
2008		(16.31)	(2.32)	214,311	3.88		9.38		3.69		9.57		50	46,000	25,000	141,473	90,000	3,892
2007		7.79	4.39	238,779	3.88		8.99		3.59		9.27		80	46,000	25,000	154,771	103,000	3,765
Floating Rate Income (JFR)
Year Ended 7/31:
2012	(g)	4.88	1.45	561,739	1.82	**	7.94	**	1.71	**	8.05	**	23	—	—	—	209,500	3,681
2011		7.96	11.31	580,419	1.72		8.74		1.54		8.92		99	—	—	—	197,740	3,935
2010		41.48	23.85	542,456	2.03		7.14		1.74		7.42		51	—	—	—	197,740	3,743
2009		(9.82)	(10.37)	463,026	3.25		8.27		2.79		8.74		38	105,000	25,000	135,244	38,500	15,754
2008		(13.07)	(1.43)	560,473	2.04		10.71		1.50		11.25		30	165,000	25,000	109,920	235,000	4,087
2007		6.69	2.33	619,843	1.59		10.63		1.08		11.14		81	400,000	25,000	63,740	—	—

(e)  After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund's net cash deposit with the custodian bank, where applicable. As of October 31, 2009, the Adviser is no longer reimbursing Senior Income (NSL) for any fees or expenses.

(f)  Each ratio of Net Investment Income (Loss) includes the effect of the increase of the net realizable value of the receivable for matured senior loans as described in Footnote 1—General Information and Significant Accounting Policies, Matured Senior Loans. The increase (decrease) to the Ratios of Net Investment Income (Loss) to Average Net Assets Applicable to Common Shares were as follows:

Increase (Decrease) to Ratios of Net Investment Income (Loss) to Average Net Assets Applicable to Common Shares(h)			Increase (Decrease) to Ratios of Net Investment Income (Loss) to Average Net Assets Applicable to Common Shares(h)
Senior Income (NSL)			Floating Rate Income (JFR)
Year Ended 7/31:			Year Ended 7/31:
2012(g)	(.03	)%**	2012(g)	(.04	)%**
2011	.02		2011	.02
2010	.09		2010	.08
2009	N/A		2009	N/A
2008	N/A		2008	N/A
2007	N/A		2007	N/A

(g)  For the six months ended January 31, 2012.

(h)  The Fund had no matured senior loans prior to the fiscal year ended July 31, 2010.

*  Rounds to less than $.01 per share.

**  Annualized.

See accompanying notes to financial statements.

Nuveen Investments

Financial

HIGHLIGHTS (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

			Investment Operations					Less Distributions
		Beginning Common Share Net Asset Value	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Preferred Share- holders(b)	Distributions from Capital Gains to Preferred Share- holders(b)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Offering Costs and Preferred Share Underwriting Discounts	Discount from Shares Repurchased and Retired		Premium from Common Shares Sold through Shelf Offering		Ending Common Share Net Asset Value	Ending Market Value
Floating Rate Income Opportunity (JRO)
Year Ended 7/31:
2012	(g)	$11.96	$.50	$(.30)	$—	$—	$.20	$(.56)	$—	$(.56)	$—	$—		$—	*	$11.60	$11.65
2011		11.34	1.12	.22	—	—	1.34	(.79)	—	(.79)	—	—		.07		11.96	11.46
2010		9.54	1.01	1.50	— *	—	2.51	(.71)	—	(.71)	—	—	*	—		11.34	11.64
2009		11.75	.73	(2.15)	(.07)	—	(1.49)	(.72)	—	(.72)	—	—	*	—		9.54	8.35
2008		13.14	1.41	(1.29)	(.37)	—	(.25)	(1.14)	—	(1.14)	—	—		—		11.75	10.06
2007		13.95	1.62	(.78)	(.43)	—	.41	(1.22)	—	(1.22)	—	—		—		13.14	13.05
Short Duration Credit Opportunities (JSD)
Year Ended 7/31:
2012	(g)	19.08	.73	.03	—	—	.76	(.68)	—	(.68)	—	—		—		19.16	18.31
2011	(h)	19.10	.05	.08	—	—	.13	(.11)	—	(.11)	(.04)	—		—		19.08	18.37

(a)  Per share Net Investment Income (Loss) is calculated using the average daily shares method.

(b)  The amounts shown are based on Common share equivalents.

(c)  Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

  Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(d)  • Ratios do not reflect the effect of dividend payments to Preferred shareholders, where applicable.

  • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to Preferred shares and/or borrowings, where applicable.

  • Each ratio includes the effect of all interest expense paid and other costs related to borrowings, where applicable, as follows:

Ratios of Borrowings Interest Expense to Average Net Assets Applicable to Common Shares			Ratios of Borrowings Interest Expense to Average Net Assets Applicable to Common Shares
Floating Rate Income Opportunity (JRO)			Short Duration Credit Opportunities (JSD)
Year Ended 7/31:			Year Ended 7/31:
2012(g)	.45	%**	2012(g)	.42	%**
2011	.49		2011(h)	—
2010	.86
2009	1.65
2008	.35
2007	—

Nuveen Investments

				Ratios/Supplemental Data
		Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(d)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(d)(e)					Preferred Shares at the End of Period			Borrowings at the End of Period
		Based on Market Value(c)	Based on Common Share Net Asset Value(c)	Ending Net Assets Applicable to Common Shares (000)	Expenses		Net Investment Income (Loss)(f)		Expenses		Net Investment Income (Loss)(f)		Portfolio Turnover Rate	Aggregate Amount Outstanding (000)	Liquidation and Market Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $1,000
Floating Rate Income Opportunity (JRO)
Year Ended 7/31:
2012	(g)	6.93%	1.94%	$355,180	1.74	%**	8.75	%**	1.64	%**	8.85	%**	48%	$—	$—	$—	$120,000	$3,960
2011		5.20	12.77	364,883	1.75		9.19		1.56		9.38		101	—	—	—	117,270	4,111
2010		49.00	26.66	322,136	2.14		8.95		1.84		9.25		58	—	—	—	117,270	3,747
2009		(7.35)	(10.57)	271,125	3.35		8.74		2.86		9.23		41	60,000	25,000	137,969	37,350	9,865
2008		(14.88)	(1.99)	334,040	2.06		10.88		1.55		11.38		33	100,000	25,000	108,510	140,000	4,100
2007		7.13	2.73	373,366	1.61		11.06		1.13		11.54		81	240,000	25,000	63,892	—	—
Short Duration Credit Opportunities (JSD)
Year Ended 7/31:
2012	(g)	3.61	4.17	191,725	1.68	**	7.87	**	N/A**		N/A**		22	—	—	—	75,000	3,556
2011	(h)	(7.58)	.49	190,868	1.16	**	1.52	**	N/A**		N/A**		5	—	—	—	—	—

(e)  After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund's net cash deposit with the custodian bank, where applicable.

(f)  Each ratio of Net Investment Income (Loss) includes the effect of the increase of the net realizable value of the receivable for matured senior loans as described in Footnote 1—General Information and Significant Accounting Policies, Matured Senior Loans. The increase (decrease) to the Ratios of Net Investment Income (Loss) to Average Net Assets Applicable to Common Shares were as follows:

Increase (Decrease) to Ratios of Net Investment Income (Loss) to Average Net Assets Applicable to Common Shares(I)			Increase (Decrease) to Ratios of Net Investment Income (Loss) to Average Net Assets Applicable to Common Shares(I)
Floating Rate Income Opportunity (JRO)			Short Duration Credit Opportunities (JSD)
Year Ended 7/31:			Year Ended 7/31:
2012(g)	(.04	)%**	2012(g)	N/A
2011	.02		2011(h)	N/A
2010	.09
2009	N/A
2008	N/A
2007	N/A

(g)  For the six months ended January 31, 2012.

(h)  For the period May 25, 2011 (commencement of operations) through July 31, 2011.

(I)  Floating Rate Income Opportunity (JRO) had no matured senior loan prior to the fiscal year ended July 31, 2010. Short Duration Credit Opportunities (JSD) has not had any matured senior loans since its commencement of operations on May 25, 2011.

N/A  Fund does not have a contractual expense reimbursement with the Adviser.

*  Rounds to less than $.01 per share.

**  Annualized.

See accompanying notes to financial statements.

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited)

1. General Information and Significant Accounting Policies

General Information

The funds covered in this report and their corresponding Common share New York Stock Exchange ("NYSE") symbols are Nuveen Senior Income Fund (NSL), Nuveen Floating Rate Income Fund (JFR), Nuveen Floating Rate Income Opportunity Fund (JRO) and Nuveen Short Duration Credit Opportunities Fund (JSD) (each a "Fund" and collectively, the "Funds"). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Prior to commencement of operations, Short Duration Credit Opportunities (JSD) had no operations other than those related to organizational matters, the initial capital contribution of $100,275 to the Fund by Nuveen Fund Advisors, Inc. (the "Adviser"), a wholly-owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), and the recording of the Fund's organizational expenses ($11,000) and its reimbursement by the Adviser.

Senior Income's (NSL) investment objective is to achieve a high level of current income, consistent with capital preservation. The Fund invests 80% of its total assets in adjustable rate senior secured loans. The Fund may invest up to 20% of its total assets in U.S. dollar-denominated senior loans of non-U.S. borrowers, senior loans that are not secured, other debt securities, and equity securities and warrants acquired in connection with the Fund's investment in senior loans.

Floating Rate Income's (JFR) investment objective is to achieve a high level of current income. The Fund invests at least 65% of its Managed Assets (as defined in Footnote 7—Management Fees and Other Transactions with Affiliates) in adjustable rate senior loans that are secured by specific collateral. The Fund may invest a substantial portion of its Managed Assets in senior loans and other debt instruments that are, at the time of investment, rated below investment grade or are unrated but judged to be of comparable quality by the Fund's sub-adviser Symphony Asset Management, LLC ("Symphony"), a subsidiary of Nuveen.

Floating Rate Income Opportunity's (JRO) investment objective is to achieve a high level of current income. The Fund invests at least 80% of its Managed Assets in adjustable rate loans, primarily secured senior loans. As part of the 80% requirement, the Fund also may invest in unsecured senior loans and secured and unsecured subordinated loans. The Fund invests at least 65% of its Managed Assets in adjustable rate senior loans that are secured by specific collateral.

Short Duration Credit Opportunities' (JSD) investment objective is to provide current income and the potential for capital appreciation. The Fund seeks to achieve its objective by primarily investing in a blended portfolio of below investment grade adjustable rate corporate debt instruments, including senior secured loans, second lien loans and other adjustable rate corporate debt instruments. Under normal market circumstances the Fund will invest at least 70% of its Managed Assets in adjustable rate senior loans and second lien loans. The Fund may make limited tactical investments in high yield debt and other debt instruments of up to 30% of its Managed Assets. No more than 20% of the Fund's Managed Assets may be invested in debt instruments that are, at the time of investment, rated CCC+ or Caa or below by any Nationally Recognized Statistical Rating Organization or that are unrated but judged by the Fund's sub-adviser, Symphony, to be of comparable quality. The Fund may enter into tactical short positions consisting primarily of high yield debt, either directly or through the use of derivatives, including credit default swaps, creating investment exposure or hedging existing long (positive) investment exposure in a notional amount up to 20% of its Managed Assets. Initially, these short positions will not increase the Fund's leverage ratio or overall investment exposure because the Fund will not use any proceeds or cash from short sales to invest in additional securities. The Fund may invest up to 20% of its Managed Assets in debt instruments of non-U.S. issuers that are U.S. dollar or non-U.S. dollar denominated. The Fund's investments in debt instruments of non-U.S. issuers may include debt instruments of issuers located, or conducting their business, in emerging markets countries.

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Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles ("U.S. GAAP").

Investment Valuation

Common stocks and other equity-type securities are valued at the last sales price on the securities exchange on which such securities are primarily traded and are generally classified as Level 1 for fair value measurement purposes. Securities primarily traded on the NASDAQ National Market ("NASDAQ") are valued, except as indicated below, at the NASDAQ Official Closing Price and are generally classified as Level 1. However, securities traded on a securities exchange or NASDAQ for which there were no transactions on a given day or securities not listed on a securities exchange or NASDAQ are valued at the quoted bid price and are generally classified as Level 2.

Investments in investment companies are valued at their respective net asset values on the valuation date. These investment vehicles are generally classified as Level 1.

Prices of fixed-income securities, senior loans and swap contracts are provided by a pricing service approved by the Funds' Board of Trustees. These securities are generally classified as Level 2. When price quotes are not readily available, the pricing service establishes a security's fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer, or market activity, provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

Like most fixed-income instruments, the senior and subordinated loans in which the Funds invest are not listed on an organized exchange. The secondary market of such investments may be less liquid relative to markets for other fixed-income securities. Consequently, the value of senior and subordinated loans, determined as described above, may differ significantly from the value that would have been determined had there been an active market for that senior loan. These securities are generally classified as Level 2.

Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds' Board of Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security's fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds' Board of Trustees or its designee.

Refer to Footnote 2—Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

Investment Transactions

Investment transactions are recorded on a trade date basis. Trade date for senior and subordinated loans purchased in the "primary market" is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the "secondary market" is the date on which the transaction is entered into. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At January 31, 2012, Senior Income (NSL), Floating Rate Income (JFR), Floating Rate Income Opportunity (JRO) and Short Duration Credit Opportunities (JSD) had outstanding when-issued/delayed delivery purchase commitments of $11,531,688, $18,462,625, $13,695,788 and $4,194,000, respectively.

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

Investment Income

Dividend income is recorded on the ex-dividend date. Interest income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Interest income also reflects paydown gains and losses and fee income, if any. Fee income consists primarily of amendment fees. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its investment company taxable income to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies ("RICs"). Therefore, no federal income tax provision is required.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Common Shareholders

Dividends to Common shareholders are declared monthly. Net realized capital gains from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal corporate income tax regulations, which may differ from U.S. GAAP.

Preferred Shares

The Funds are authorized to issue Preferred shares. As of July 31, 2010, Senior Income (NSL), Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO) redeemed all of their outstanding Preferred shares, at liquidation values of $46,000,000, $400,000,000 and $240,000,000, respectively. Short Duration Credit Opportunities (JSD) has not issued Preferred shares since its commencement of operations on May 25, 2011, through the end of the current reporting period.

Matured Senior Loans

Each Fund may hold senior loans which have matured prior to the end of the current fiscal period. The net realizable value for matured senior loans is recognized on the Statement of Assets and Liabilities as a component of "Receivable for matured senior loans." The net increase or decrease in the net realizable value of the receivable for matured senior loans during the current fiscal period is recognized on the Statement of Operations as a component of "Other income" or "Other expenses," respectively, as applicable.

Swap Contracts

Each Fund is authorized to enter into swap contracts consistent with their investment objectives and policies to reduce, increase or otherwise alter its risk profile or to alter its portfolio characteristics (i.e. duration, yield curve positioning and credit quality).

Interest Rate Swap Contracts

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives and policies in an attempt to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. In connection with these contracts, securities in the Funds' portfolios of investments may be identified as collateral in accordance with the terms of the respective swap contract. Interest rate swap contracts involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (i.e., an exchange of floating rate payments for fixed rate payments with respect to a specified notional amount of principal). Interest rate swap contracts are valued daily. The Funds accrue daily the periodic

Nuveen Investments

payments expected to be paid and received on each interest rate swap contract and recognize the daily change in the market value of the Funds' contractual rights and obligations under the contracts. The net amount recorded on these transactions for each counterparty is recognized on the Statement of Assets and Liabilities as a component of "Unrealized appreciation or depreciation on interest rate swaps, net" with the change during the fiscal period recognized on the Statement of Operations as a component of "Change in net unrealized appreciation (depreciation) of swaps". Income received or paid by the Funds is recognized as a component of "Net realized gain (loss) from swaps" on the Statement of Operations, in addition to the net realized gains or losses recognized upon the termination of an interest rate swap contract and are equal to the difference between the Funds' basis in the interest rate swap and the proceeds from (or cost of) the closing transaction. The amount of the payment obligation is based on the notional amount of the interest rate swap contract. Payments received or made at the beginning of the measurement period are recognized as a component of "Interest rate swap premiums paid and/or received" on the Statement of Assets and Liabilities, when applicable. For tax purposes, periodic payments are treated as ordinary income or expense.

During the six months ended January 31, 2012, Senior Income (NSL), Floating Rate Income (JFR), Floating Rate Income Opportunities (JRO) and Short Duration Credit Opportunities (JSD) entered into interest rate swap contracts to partially fix the interest cost of leverage. The average notional amount of interest rate swap contracts outstanding during the six months ended January 31, 2012, was as follows:

	Senior Income (NSL)	Floating Rate Income (JFR)	Floating Rate Income Opportunity (JRO)	Short Duration Credit Opportunities (JSD)
Average notional amount of interest rate swap contracts outstanding*	$55,462,500	$148,305,000	$87,952,500	$35,000,000

*  The average notional amount is calculated based on the outstanding notional amount at the beginning of the fiscal year and at the end of each fiscal quarter within the current fiscal year.

Credit Default Swaps

Each Fund is subject to credit risk in the normal course of pursuing its investment objectives. A Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or to take an active long or short position with respect to the likelihood of a particular issuer's default. Credit default swap contracts involve one party making a stream of payments to another party in exchange for the right to receive a specified return if/when there is a credit event by a third party. Generally, a credit event means bankruptcy, failure to pay, or restructuring. The specific credit events applicable for each credit default swap are stated in the terms of the particular swap agreement. As a purchaser of a credit default swap contract, the Fund pays to the counterparty a periodic interest fee based on the notional amount of the credit default swap. This interest fee is accrued daily and recognized with the daily change in the market value of the contract as a component of "Unrealized appreciation or depreciation on credit default swaps" on the Statement of Assets and Liabilities and is recorded as a realized loss upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund is obligated to deliver that security, or an equivalent amount of cash, to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as a realized gain. Payments received or made at the beginning of the measurement period are recognized as a component of "Credit default swap premiums paid and/or received" on the Statement of Assets and Liabilities, when applicable. As a seller of a credit default swap contract, the Fund generally receives from the counterparty a periodic interest fee based on the notional amount of the credit default swap. This interest fee is accrued daily as a component of unrealized appreciation or depreciation and is recorded as a realized gain upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either receive that security, or an equivalent amount of cash, from the counterparty in exchange for payment of the notional amount to the counterparty, or pay a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The difference between the value of the security received and the notional amount paid is recorded as a realized loss. Changes in the value of a credit default swap during the fiscal period are recognized as a component of "Change in net unrealized appreciation (depreciation) of swaps," and realized gains and losses are recognized as a component of "Net realized gain (loss) from swaps" on the Statement of Operations. The maximum potential amount of future payments the Fund could incur as a seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.

During the six months ended January 31, 2012, Short Duration Credit Opportunities (JSD) invested in credit default swap contracts to protect against default in individual bonds where the reference bonds' issuers are the issuers of loans or securities held in the Fund's portfolio of investments. The Fund does not hold other securities issued by the issuers referenced under these credit default

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

swap contracts. The average notional amount of credit default swap contracts outstanding during the six months ended January 31, 2012, was as follows:

Short Duration Credit Opportunites (JSD)
Average notional amount of credit default swap contracts outstanding*	$3,666,667

*  The average notional amount is calculated based on the outstanding notional at the beginning of the fiscal year and at the end of each fiscal quarter within the current fiscal year.

Refer to Footnote 3—Derivative Instruments and Hedging Activities for further details on swap contract activity.

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund's exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange's clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Common Shares Shelf Offering and Shelf Offering Costs

During the fiscal year ended July 31, 2011, Senior Income (NSL), Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO) each filed a registration statement with the Securities and Exchange Commission authorizing each Fund to issue an additional 2.9 million, 4.7 million and 2.8 million Common shares, respectively, through an equity shelf offering. Under these equity shelf programs, each Fund, subject to market conditions, may raise additional equity capital from time to time in varying amounts and offering methods at a net price at or above each Fund's net asset value per Common share.

During the six months ended January 31, 2012, Senior Income (NSL) and Floating Rate Income Opportunity (JRO) issued 201,294 and 123,207 Common shares, respectively, receiving offering proceeds, net of offering costs of $1,346,093 and $1,426,099, respectively.

Costs incurred by the Funds in connection with the shelf offerings of their Common shares are recorded as a deferred charge which are amortized over the period such additional Common shares are sold not to exceed the one-year life of the shelf offering period.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Nuveen Investments

Zero Coupon Securities

Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications

Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 —  Quoted prices in active markets for identical securities.

Level 2 —  Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —  Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund's fair value measurements as of January 31, 2012:

Senior Income (NSL)	Level 1	Level 2	Level 3	Total
Investments:
Variable Rate Senior Loans	$—	$264,106,655	$—	$264,106,655
Common Stocks*	2,367,402	1,560,765	—	3,928,167
Convertible Bonds	—	841,500	—	841,500
Corporate Bonds	—	27,055,206	—	27,055,206
Short-Term Investments	—	12,640,327	—	12,640,327
Derivatives:
Interest Rate Swaps**	—	(1,570,291)	—	(1,570,291)
Total	$2,367,402	$304,634,162	$—	$307,001,564

*  Refer to the Fund's Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

**  Represents net unrealized appreciation (depreciation) as reported in the Fund's Portfolio of Investments.

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

Floating Rate Income (JFR)	Level 1	Level 2	Level 3	Total
Investments:
Variable Rate Senior Loans	$—	$681,477,534	$—	$681,477,534
Common Stocks*	8,075,959	5,449,951	—	13,525,910
Convertible Bonds	—	1,831,500	—	1,831,500
Corporate Bonds	—	52,429,423	—	52,429,423
Asset-Backed Securities	—	11,883,190	—	11,883,190
Investment Companies	12,018,768	—	—	12,018,768
Short-Term Investments	—	13,576,741	—	13,576,741
Derivatives:
Interest Rate Swaps**	—	(4,198,910)	—	(4,198,910)
Total	$20,094,727	$762,449,429	$—	$782,544,156
Floating Rate Income Opportunity (JRO)	Level 1	Level 2	Level 3	Total
Investments:
Variable Rate Senior Loans	$—	$405,053,518	$—	$405,053,518
Common Stocks*	3,327,754	4,923,722	—	8,251,476
Convertible Bonds	—	1,534,500	—	1,534,500
Corporate Bonds	—	47,383,583	—	47,383,583
Asset-Backed Securities	—	9,558,164	—	9,558,164
Short-Term Investments	—	15,582,257	—	15,582,257
Derivatives:
Interest Rate Swaps**	—	(2,490,170)	—	(2,490,170)
Total	$3,327,754	$481,545,574	$—	$484,873,328
Short Duration Credit Opportunities (JSD)	Level 1	Level 2	Level 3	Total
Investments:
Variable Rate Senior Loans	$—	$223,880,886	$—	$223,880,886
Corporate Bonds	—	39,460,008	—	39,460,008
Short-Term Investments	—	3,556,263	—	3,556,263
Derivatives:
Interest Rate Swaps**	—	(810,387)	—	(810,387)
Credit Default Swaps**	—	(128,503)	—	(128,503)
Total	$—	$265,958,267	$—	$265,958,267

*  Refer to the Fund's Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

**  Represents net unrealized appreciation (depreciation) as reported in the Fund's Portfolio of Investments.

During the six months ended January 31, 2012, the Funds recognized no significant transfers to or from Level 1, Level 2 or Level 3.

3. Derivative Instruments and Hedging Activities

The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. For additional information on the derivative instruments in which the Funds were invested during and at the end of the reporting period, refer to the Portfolios of Investments, Financial Statements and Footnote 1—General Information and Significant Accounting Policies.

Nuveen Investments

The following tables present the fair value of all derivative instruments held by the Funds as of January 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Senior Income (NSL)

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	Unrealized depreciation on interest rate swaps, net*	$3,034	Unrealized depreciation on interest rate swaps, net*	$1,573,325

Floating Rate Income (JFR)

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	Unrealized depreciation on interest rate swaps, net*	$8,112	Unrealized depreciation on interest rate swaps, net*	$4,207,022

Floating Rate Income Opportunity (JRO)

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	Unrealized depreciation on interest rate swaps, net*	$4,811	Unrealized depreciation on interest rate swaps, net*	$2,494,981

Short Duration Credit Opportunities (JSD)

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps, net**	$—	Unrealized depreciation on interest rate swaps, net**	$810,386
Credit	Swaps	Unrealized appreciation on credit default swaps**	—	Unrealized depreciation on credit default swaps**	128,503
Total			$—		$938,889

*  Value represents cumulative gross appreciation (depreciation) of swap contracts as reported in the Fund's Portfolio of Investments. The Statement of Assets and Liabilities presents the net unrealized appreciation (depreciation) of all interest rate swap contracts as "Unrealized depreciation on swaps, net."

**  Value represents cumulative gross appreciation (depreciation) of swap contracts as reported in the Fund's Portfolio of Investments. Some swap contracts require a counterparty to pay or receive a premium, which is disclosed on the Statement of Assets and Liabilities but is not reflected in the cumulative gross appreciation (depreciation) presented above.

The following tables present the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended January 31, 2012, on derivative instruments, as well as the primary risk exposure associated with each.

Net Realized Gain (Loss) from Swaps	Senior Income (NSL)	Floating Rate Income (JFR)	Floating Rate Income Opportunity (JRO)	Short Duration Credit Opportunities (JSD)
Risk Exposure
Interest Rate	$(288,731)	$(772,058)	$(457,870)	$(113,680)
Credit	—	—	—	(22,472)
Total	$(288,731)	$(772,058)	$(457,870)	$(136,152)

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

Change in Net Unrealized Appreciation (Depreciation) of Swaps	Senior Income (NSL)	Floating Rate Income (JFR)	Floating Rate Income Opportunity (JRO)	Short Duration Credit Opportunities (JSD)
Risk Exposure
Interest Rate	$(621,316)	$(1,666,658)	$(985,283)	$(810,386)
Credit	—	—	—	(128,503)
	$(621,316)	$(1,666,658)	$(985,282)	$(938,889)

4. Fund Shares

Common Shares

During the six months ended January 31, 2012, Short Duration Credit Opportunities' (JSD) Board of Trustees approved the Fund's participation in a share repurchase program, under which the Fund may repurchase up to 10% of its outstanding common shares.

Transactions in Common shares were as follows:

	Senior Income (NSL)		Floating Rate Income (JFR)		Floating Rate Income Opportunity (JRO)		Short Duration Credit Opportunities (JSD)
	Six Months Ended 1/31/12	Year Ended 7/31/11	Six Months Ended 1/31/12	Year Ended 7/31/11	Six Months Ended 1/31/12	Year Ended 7/31/11	Six Months Ended 1/31/12	For the period 5/25/11 (commencement of operations) through 7/31/11
Common shares:
Sold	—	—	—	—	—	—	—	10,000,000
Sold through shelf offering	201,294	2,140,249	—	796,632	123,207	2,068,353	—	—
Issued to shareholders due to reinvestment of distributions	5,779	20,595	—	46,347	5,587	17,824	—	—
Repurchased and retired	—	—	—	—	—	—	—	N/A
Total	207,073	2,160,844	—	842,979	128,794	2,086,177	—	10,000,000
Weighted average Common share:
Premium to NAV per shelf offering share sold	4.61%	4.12%	—	1.50%	1.67%	2.97%	—	—
Price per share repurchased and retired	$—	$—	$—	$—	$—	$—	$—	$—
Discount per share repurchased and retired	—	—	—	—	—	—	—	—

N/A – Short Duration Credit Opportunities (JSD) was not authorized to repurchase its outstanding common shares during the period May 25, 2011 (commencement of operations) through July 31, 2011.

5. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments and derivative transactions) during the six months ended January 31, 2012, were as follows:

	Senior Income (NSL)	Floating Rate Income (JFR)	Floating Rate Income Opportunity (JRO)	Short Duration Credit Opportunities (JSD)
Purchases	$90,328,018	$190,764,851	$220,683,981	$122,271,827
Sales and maturities	78,773,934	167,396,123	216,448,334	48,991,617

Nuveen Investments

6. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing certain gains and losses on investment transactions and, for Floating Rate Income (JFR), Floating Rate Income Opportunity (JRO) and Short Duration Credit Opportunities (JSD), recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At January 31, 2012, the cost and unrealized appreciation (depreciation) of investments (excluding investments in derivatives), as determined on a federal income tax basis, were as follows:

	Senior Income (NSL)	Floating Rate Income (JFR)	Floating Rate Income Opportunity (JRO)	Short Duration Credit Opportunities (JSD)
Cost of investments	$318,752,666	$799,903,227	$493,371,900	$264,294,132
Gross unrealized:
Appreciation	$7,572,487	$21,585,454	$15,015,716	$5,579,742
Depreciation	(17,753,298)	(34,745,615)	(21,024,118)	(2,976,717)
Net unrealized appreciation (depreciation) of investments	$(10,180,811)	$(13,160,161)	$(6,008,402)	$2,603,025

Permanent differences, primarily due to federal taxes paid, paydowns, expiration of capital loss carryforwards, bond premium adjustments and treatment of notional principal contracts resulted in reclassifications among the Funds' components of Common share net assets at July 31, 2011, the Funds' last tax year end, as follows:

	Senior Income (NSL)	Floating Rate Income (JFR)	Floating Rate Income Opportunity (JRO)	Short Duration Credit Opportunities (JSD)
Paid-in-surplus	$(9,341,908)	$(138,352)	$(104,566)	$—
Undistributed (Over-distribution of) net investment income	(3,831,551)	(11,614,330)	(7,199,373)	58
Accumulated net realized gain (loss)	13,173,459	11,752,682	7,303,939	(58)

The tax components of undistributed net ordinary income and net long-term capital gains at July 31, 2011, the Funds' last tax year end, were as follows:

	Senior Income (NSL)	Floating Rate Income (JFR)	Floating Rate Income Opportunity (JRO)	Short Duration Credit Opportunities (JSD)
Undistributed net ordinary income *	$2,025,874	$9,833,021	$6,076,483	$536,469
Undistributed net long-term capital gains	—	—	—	—

*  Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any. Undistributed net ordinary income (on a tax basis) has not been reduced for the dividend declared on July 1, 2011, paid on August 1, 2011.

The tax character of distributions paid during the Funds' last tax year ended July 31, 2011, was designated for purposes of the dividends paid deduction as follows:

	Senior Income (NSL)	Floating Rate Income (JFR)	Floating Rate Income Opportunity (JRO)	Short Duration Credit Opportunities (JSD)**
Distributions from net ordinary income *	$15,063,956	$32,126,213	$22,894,559	$—
Distributions from net long-term capital gains	—	—	—	—

*  Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

**  For the period May 25, 2011 (commencement of operations) through July 31, 2011.

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

At July 31, 2011, the Funds' last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Senior Income (NSL)	Floating Rate Income (JFR)	Floating Rate Income Opportunity (JRO)
Expiration:
July 31, 2015	$1,002,070	$5,063,902	$—
July 31, 2016	—	183,234	—
July 31, 2017	8,900,332	21,620,554	12,869,177
July 31, 2018	29,264,459	67,020,214	46,332,843
Total	$39,166,861	$93,887,904	$59,202,020

At July 31, 2011, the Fund's last tax year end, $9,335,827 of Senior Income's (NSL) capital loss carryforward expired.

During the last tax year ended July 31, 2011, the following Funds utilized capital loss carryforwards as follows:

	Senior Income (NSL)	Floating Rate Income (JFR)	Floating Rate Income Opportunity (JRO)
Utilized capital loss carryforwards	$1,368,428	$8,181,631	$9,385,159

7. Management Fees and Other Transactions with Affiliates

Each Fund's management fee consists of two components – a fund–level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Average Daily Managed Assets*	Senior Income (NSL) Fund-Level Fee Rate
For the first $1 billion	.6500%
For the next $1 billion	.6375
For the next $3 billion	.6250
For the next $5 billion	.6000
For Managed Assets over $10 billion	.5750

Average Daily Managed Assets*	Floating Rate Income (JFR) Floating Rate Income Opportunity (JRO) Fund-Level Fee Rate	Short Duration Credit Opportunities (JSD) Fund-Level Fee Rate
For the first $500 million	.6500%	.6500%
For the next $500 million	.6250	.6375
For the next $500 million	.6000	.6250
For the next $500 million	.5750	.6125
For Managed Assets over $2 billion	.5500	.6000

Nuveen Investments

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*  For the fund-level and complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds' use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust's issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen Funds that constitute ''eligible assets." Eligible assets do not include assets attributable to investments in other Nuveen Funds and assets in excess of $2 billion added to the Nuveen Fund complex in connection with the Adviser's assumption of the management of the former First American Funds effective January 1, 2011. As of January 31, 2012, the complex-level fee rate for these Funds was .1739%.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser is responsible for each Fund's overall strategy and asset allocation decisions. The Adviser has entered into sub-advisory agreements with Symphony under which Symphony manages the investment portfolios of the Funds. The Adviser is responsible for overseeing the Funds' investments in interest rate and credit default swap contracts. Symphony is compensated for its services to the Funds from the management fees paid to the Adviser.

The Funds pay no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

For the first eight years of Floating Rate Income's (JFR) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending March 31,			Year Ending March 31,
2004	*	.32%	2009	.32%
2005		.32	2010	.24
2006		.32	2011	.16
2007		.32	2012	.08
2008		.32

*  From the commencement of operations.

The Adviser has not agreed to reimburse Floating Rate Income (JFR) for any portion of its fees and expenses beyond March 31, 2012.

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

For the first eight years of Floating Rate Income Opportunity's (JRO) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending July 31,			Year Ending July 31,
2004	*	.30%	2009	.30%
2005		.30	2010	.22
2006		.30	2011	.14
2007		.30	2012	.07
2008		.30

*  From the commencement of operations.

The Adviser has not agreed to reimburse Floating Rate Income Opportunity (JRO) for any portion of its fees and expenses beyond July 31, 2012.

During the six months ended January 31, 2012, the Adviser received commissions of $2,720 and $2,881, related to the sale of Common shares from the shelf offerings of Senior Income (NSL) and Floating Rate Income Opportunity (JRO), respectively.

8. Senior Loan Commitments

Unfunded Commitments

Pursuant to the terms of certain of the variable rate senior loan agreements, the Funds may have unfunded senior loan commitments. Each Fund will maintain with the custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded senior loan commitments. At January 31, 2012, Senior Income (NSL), Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO) had unfunded senior loan commitments of $2,000,000, $3,000,000 and $2,000,000, respectively. Short Duration Credit Opportunities (JSD) had no unfunded senior loan commitments as of January 31, 2012.

Participation Commitments

With respect to the senior loans held in each Fund's portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. At January 31, 2012, there were no such outstanding participation commitments in any of the Funds.

9. Borrowing Arrangements

Each Fund has entered into a credit agreement ("Borrowings") with an affiliate of Citibank N.A. as a means of financial leverage. Each Fund's maximum commitment amount under its Borrowings is as follows:

	Senior Income (NSL)	Floating Rate Income (JFR)	Floating Rate Income Opportunity (JRO)
Maximum commitment amount	$75,500,000	$209,500,000	$120,000,000

Nuveen Investments

As of January 31, 2012, each Fund's outstanding balance on its Borrowings was as follows:

	Senior Income (NSL)	Floating Rate Income (JFR)	Floating Rate Income Opportunity (JRO)
Outstanding balance on Borrowings	$75,500,000	$209,500,000	$120,000,000

During the six months ended January 31, 2012, the average daily balance outstanding and average annual interest rate on each Fund's Borrowings were as follows:

	Senior Income (NSL)	Floating Rate Income (JFR)	Floating Rate Income Opportunity (JRO)
Average daily balance outstanding	$75,129,348	$203,044,783	$119,347,174
Average annual interest rate	1.13%	1.16%	1.13%

In order to maintain these Borrowings, the Funds must meet certain collateral, asset coverage and other requirements. Borrowings outstanding are fully secured by securities held in each Fund's portfolio of investments. Interest expense incurred on these Borrowings, which is based on a commercial paper rate, is recognized as a component of "Interest expense on borrowings" on the Statement of Operations. In addition to the interest expense, each Fund pays a .60% per annum program fee, based on the average daily outstanding balance and a .25% per annum liquidity fee, based on the maximum commitment amount of the Borrowings through the renewal date, both of which are recognized as a component of "Interest expense on borrowings" on the Statement of Operations. Borrowings outstanding are recognized as "Borrowings" on the Statement of Assets and Liabilities.

On August 12, 2011, Short Duration Credit Opportunities (JSD) entered into a $75 million (maximum commitment amount) Borrowings with Bank of America, N.A. ("Bank of America") as a means of financial leverage. On August 17, 2011, the Fund amended its Borrowings with Bank of America and increased its maximum commitment amount from $75 million to $85 million. In order to maintain these Borrowings, Short Duration Credit Opportunities (JSD) must meet certain collateral, asset coverage and other requirements. Borrowings outstanding are fully secured by securities held in the Fund's portfolio of investments. Interest is charged on these Borrowings at 3-Month LIBOR (London Inter-bank Offered Rate) plus .85% per annum on the amount borrowed and .25% per annum on the undrawn balance. The Fund also accrues a commitment fee of .10% per annum on the maximum commitment amount and incurred a one-time .10% amendment fee on the increased maximum commitment amount, which will be fully expensed during the fiscal year ended July 31, 2012.

As of January 31, 2012, the Short Duration Credit Opportunities' (JSD) outstanding balance on these borrowings was $75.0 million. During the six months ended January 31, 2012, the average daily balance outstanding and average annual interest rate on these borrowings were $60.3 million and 1.10%, respectively.

10. New Accounting Pronouncements

Financial Accounting Standards Board ("FASB") Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements

On April 15, 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-03 ("ASU No. 2011-03"). The guidance in ASU No. 2011-03 is intended to improve the accounting for repurchase agreements and other similar agreements. Specifically, ASU No. 2011-03 modifies the criteria for determining when these transactions would be accounted for as financing transactions (secured borrowings/lending agreements) as opposed to sale (purchase) transactions with commitments to repurchase (resell). The effective date of ASU No. 2011-03 is for interim and annual periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have to the financial statement amounts and footnote disclosures, if any.

Fair Value Measurements and Disclosures

On May 12, 2011, the FASB issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2 and the reasons for the transfers ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have to the financial statement amounts and footnote disclosures, if any.

Nuveen Investments

Reinvest Automatically,
Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan

Your Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable

Nuveen Investments

brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Nuveen Investments

Glossary of Terms
Used in this Report

•  Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

•  Barclays Capital U.S. Aggregate Bond Index: An unmanaged index that includes all investment-grade, publicly issued, fixed-rate, dollar denominated, nonconvertible debt issues and commercial mortgage backed securities with maturities of at least one year and outstanding par values of $150 million or more. Index returns assume reinvestment, but do not include the effects of any applicable sales charges or management fees. It is not possible to invest directly in an index.

•  CSFB Leveraged Loan Index: A representative, unmanaged index of tradeable, senior, U.S. dollar-denominated leveraged loans. Index returns assume reinvestment, but do not include the effects of any applicable sales charges or management fees. It is not possible to invest directly in an index.

•  Effective Leverage: Effective leverage is a Fund's effective economic leverage, and includes both Regulatory leverage (see below) and the leverage effects of certain derivative investments in the Fund's portfolio that increase the Funds' investment exposure.

•  Leverage: Using borrowed money to invest in securities or other assets, seeking to increase the return of an investment or portfolio.

•  Market Yield (also known as Dividend Yield or Current Yield): Market yield is based on the Fund's current annualized monthly distribution divided by the Fund's current market price. The Fund's monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a tax return of capital.

•  Net Asset Value (NAV): The net market value of all securities held in a portfolio.

•  Net Asset Value (NAV) Per Share: The market value of one share of a mutual fund or closed-end fund. For a Fund, the NAV is calculated daily by taking the Fund's total assets (securities, cash, and accrued earnings), subtracting the Fund's liabilities, and dividing by the number of shares outstanding.

•  Regulatory Leverage: Regulatory leverage consists of preferred shares issued by or borrowings of the Fund. Both of these are part of a Fund's capital structure. Regulatory leverage is sometimes referred to as "'40 Act Leverage" and is subject to asset coverage limits set forth in the Investment Company Act of 1940.

Nuveen Investments

Notes

Nuveen Investments

Notes

Nuveen Investments

Additional Fund Information

Board of Trustees

John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Virginia L. Stringer
Terence J. Toth

Fund Manager

Nuveen Fund Advisors, Inc.
333 West Wacker Drive
Chicago, IL 60606

Custodian

State Street Bank & Trust Company
Boston, MA

Transfer Agent and
Shareholder Services

State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel

Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm

Ernst & Young LLP
Chicago, IL

Quarterly Portfolio of Investments and Proxy Voting Information

You may obtain (i) each Fund's quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Information

Each Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds repurchased shares of their common stock as shown in the accompanying table.

Fund	Common Shares Repurchased
NSL	—
JFR	—
JRO	—
JSD	—

Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments provides high-quality investment services designed to help secure the long-term goals of institutional and individual investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets a wide range of specialized investment solutions which provide investors access to capabilities of its high-quality boutique investment affiliates—Nuveen Asset Management, Symphony Asset Management, NWQ Investment Management Company, Santa Barbara Asset Management, Tradewinds Global Investors, Winslow Capital Management and Gresham Investment Management. In total, Nuveen Investments managed $220 billion as of December 31, 2011.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

Distributed by
Nuveen Securities, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com/cef

ESA-A-0112D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)          See Portfolio of Investments in Item 1.

(b)         Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board implemented after the registrant last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)          The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Floating Rate Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: April 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: April 5, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
(principal financial officer)

Date: April 5, 2012